     As filed with the Securities and Exchange Commission on April 3, 1995

                                                  Registration No. 33-90888
                                                                     ------
                                                                  811-_____

                      SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C    20549
   ------------------------------------------------------------------------


                                   FORM N-1A
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [x]
                       Pre-Effective Amendment No. _____               [_]

                       Post-Effective Amendment No. ____               [_]

                                      and
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [x]
                          Amendment No. ____                           [_]

                         TRANSAMERICA INVESTORS, INC.
                         ----------------------------
                          (Exact Name of Registrant)

                   1150 SOUTH OLIVE, LOS ANGELES, CA  90015
                   ----------------------------------------
                   (Address of Principal Executive Offices)

              Registrant's Telephone Number, including Area Code:
                                (213) 742-2111


Name and Address of Agent for Service:                                           Copy to:
Reid A. Evers, Esquire                                                  Frederick R. Bellamy, Esquire
Second Vice President, Assistant General Counsel                        Sutherland, Asbill & Brennan
Transamerica Occidental Life Insurance Co.                              1275 Pennsylvania Avenue, N.W.
1150 South Olive                                                        Washington, D.C.  20004-2404
Los Angeles, CA 90015

                 Approximate date of proposed public offering:
   As soon as practicable after effectiveness of the Registration Statement.


Declaration required pursuant to Rule 24f-2 of the Investment Company Act of 1940: An indefinite number of shares of Common Stock of the Registrant is being registered by this Registration Statement. The $500 filing fee required by said Rule is being paid herewith.

The Registrant hereby amends its Registration Statement under the Securities Act of 1933 on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall hereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                         TRANSAMERICA INVESTORS, INC.
                      Registration Statement on Form N-1A

                             CROSS REFERENCE SHEET
                            Pursuant to Rule 481(a)

 N-1A
Item No.                                                                                                Caption
--------                                                                                                -------
PART A      INFORMATION REQUIRED IN A PROSPECTUS
1.    Cover Page.................................................................................... Cover Page

2.    Synopsis...............................................................................Portfolio Expenses

3.    Condensed Financial Information............................................................Not Applicable

4.    General Description of Registrant......................................The Premier Portfolios at a Glance
                                                                                        A Discussion about Risk
                                                                                            General Information
                                                                      Transamerica Premier Portfolios in Detail
                                                                                Portfolio Investment Procedures

5.    Management of the Fund................................................................The Management Team
                                                                           Investment Adviser and Administrator
                                                                                            General Information

5A.   Management's Discussion of Performance...................................Investment Adviser's Performance

6.    Capital Stock and Other Securities....................................................The Management Team
                                                                                           Shareholder Services
                                                                                         How to Exchange Shares
                                                                                    Dividends and Capital Gains
                                                                                              What About Taxes?
                                                                                            General Information

7.    Purchase of Securities Being Offered.................................................Opening Your Account
                                                                                              How to Buy Shares
                                                                                           Shareholder Services
                                                                                            General Information
                                                                                                    Share Price
                                                                       Other Investor Requirements and Services

8.    Redemption or Repurchase...............................................................How to Sell Shares

9.    Pending Legal Proceedings.............................................................General Information

PART B         INFORMATION REQUIRED IN THE
               STATEMENT OF ADDITIONAL INFORMATION

N-1A
Item No.                                                                                                       Caption
--------                                                                                                       -------
10.      Cover Page.........................................................................................Cover Page

11.      Table of Contents....................................................................................Contents

12.      General Information and History................................................................Not Applicable

13.      Investment Objectives and Policies....................................................Investment Restrictions
                                                                                 Description of Corporate Bond Ratings
                                                                               Description of Fixed-Income Instruments
                                                                                       Portfolio Investments Procedure
                                                                                                    Portfolio Turnover

14.      Management of the Registrant........................................................Management of the Company
                                                                                Investment Advisory and Other Services

15.      Control Persons and Principal
          Holders of Securities..........................................................................Not Applicable

16.      Investment Advisory and
          Other Services.........................................................Investment Advisory and Other Services

17.      Brokerage Allocation and Other
          Practices................................................................................Brokerage Allocation

18.      Capital Stock and Other Securities..........................................................Exchange Privilege

19.      Purchase, Redemption and Pricing
          of Securities Being Offered..................................................Determination of Net Asset Value

20.      Tax Status......................................................................................Not Applicable

21.      Underwriters....................................................................................Not Applicable

22.      Calculation of Performance Data........................................................Performance Information

23.      Financial Statements......................................................................Financial Statements

PART C    OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                    PART A
                     INFORMATION REQUIRED IN A PROSPECTUS

                        PROSPECTUS:  ____________, 1995

                                 TRANSAMERICA
                              PREMIER PORTFOLIOS
                                INVESTOR SHARES


YOUR GUIDE This guide (the "Prospectus") will provide you with helpful insights and details about the Transamerica Premier Portfolios. It is intended to give you what you need to know before investing. Please read it carefully and save it for future reference.

TRANSAMERICA INVESTORS Transamerica Investors, Inc. (also referred to as the Company or we, us, or our) is an open-end, diversified investment management company. We currently offer a mutual fund series, called Transamerica Premier Portfolios. Each Portfolio is managed separately and has its own investment objective, strategies and policies designed to meet different goals.

THE PREMIER PORTFOLIOS
 . Transamerica Premier Equity Portfolio
 . Transamerica Premier Equity Index Portfolio
 . Transamerica Premier Bond Portfolio
 . Transamerica Premier Balanced Portfolio
 . Transamerica Premier Intermediate Government Portfolio
 . Transamerica Premier Cash Reserve Portfolio

FOR ADDITIONAL INFORMATION AND ASSISTANCE For additional details about the Portfolios, you can call 1-800 [insert fulfill number], or write to Transamerica Investors, Inc., P.O. Box [insert box number], Boston, Massachusetts 02266- [insert code]. A free Statement of Additional Information (the "SAI") is available by calling the above number, which has been filed with the Securities and Exchange Commission. The SAI is a part of this Prospectus by reference.

LIKE ALL MUTUAL FUND SHARES, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE TRANSAMERICA PREMIER CASH RESERVE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

          CONTENTS

          SECTION                                                          PAGE
          THE PREMIER PORTFOLIOS AT A GLANCE . . . . . . . . . . . . . . .
[margin] HERE'S WHERE YOU
CAN GET A QUICK OVERVIEW OF
THE PORTFOLIOS' INVESTMENT
OBJECTIVES, STRATEGIES, AND
POLICIES, AND SEE IF YOU'RE
THE TYPE OF INVESTOR WHO
MIGHT BE INTERESTED IN THESE
PORTFOLIOS.


          PORTFOLIO EXPENSES . . . . . . . . . . . . . . . . . . . . . . .
[margin] ALL OF THE FEES
AND EXPENSES ARE SPELLED
OUT HERE, SO YOU CAN SEE
HOW THESE COSTS COMPARE
WITH OTHER FUNDS.


          THE MANAGEMENT TEAM . . . . . . . . . . . . . . . . . . . . . . .

          INVESTMENT ADVISER'S PERFORMANCE . . . . .
[margin] READ THIS SECTION
FOR INFORMATION ABOUT THE
INVESTMENT ADVISER,
INCLUDING SOME INVESTMENT
PERFORMANCE NUMBERS YOU
CAN USE TO COMPARE WITH
OTHER FUNDS.


          TRANSAMERICA PREMIER PORTFOLIOS IN DETAIL. . . . . . . . . . . . .
               Transamerica Premier Equity Portfolio . . . . . . . . . . . .
               Transamerica Premier Equity Index Portfolio . . . . . . . . .
               Transamerica Premier Bond Portfolio . . . . . . . . . . . . .
               Transamerica Premier Balanced Portfolio . . . . . . . . . . .
               Transamerica Premier Intermediate Government Portfolio. . . .
               Transamerica Premier Cash Reserve Portfolio . . . . . . . . .
               What is Fundamental?. . . . . . . . . . . . . . . . . . . . .

          A DISCUSSION ABOUT RISK  . . . . . . . . . . . . . . . . . . . . .

[margin] YOUR TOLERANCE
FOR RISK IS ONE MAJOR
PART OF YOUR INVESTMENT
DECISION. YOU SHOULD BE
AWARE OF SEVERAL TYPES
OF RISK RELATED TO THE
PORTFOLIOS, WHICH ARE
EXPLAINED IN THIS
SECTION.


          SHAREHOLDER SERVICES . . . . . . . . . . . . . . . . . . . . . . .
[margin] WE OFFER A
NUMBER OF SERVICES
THAT MAKE INVESTING
IN THE PORTFOLIOS
SIMPLE AND EFFICIENT,
LIKE OUR AUTOMATIC
INVESTMENT PLAN.
THIS SECTION LISTS
AND DESCRIBES THESE
SPECIAL SERVICES.


          OPENING YOUR ACCOUNT . . . . . . . . . . . . . . . . . . . . .
[margin] THESE SECTIONS
CAN HELP YOU UNDERSTAND
HOW THE TRANSAMERICA
PREMIER PORTFOLIOS CAN
BE EASILY AND
CONVENIENTLY USED TO
MEET YOUR NEEDS.

          HOW TO BUY SHARES . . . . . . . . . .  . . . . . . . . . . . . . . . .

          HOW TO SELL SHARES . . . . . . . . . . . . . . . . . . . . . . . . . .

          HOW TO EXCHANGE SHARES. . . . . . . . . . . . . . . .. . . . . . . . .

          OTHER INVESTOR REQUIREMENTS AND SERVICES . . . . . . . . . . . . . . .

          DIVIDENDS AND CAPITAL GAINS . . . . . . . . . . . . . . . . . . . . .
[margin] ONE OF THE
ADVANTAGES OF INVESTING
IN MUTUAL FUNDS IS THE
POTENTIAL TO RECEIVE
DIVIDENDS AND/OR
CAPITAL GAINS. YOU
CHOOSE HOW YOU WANT
TO RECEIVE THESE.


          WHAT ABOUT TAXES? . . . . . . . . . . . . . . . . . . . . . . . . . .

          SHARE PRICE . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

          INVESTMENT ADVISER AND ADMINISTRATOR  . . . . . . . . . . . . . . . .

          PORTFOLIO INVESTMENT PROCEDURES . . . . . . . . . . . . . . . . . . .

          GENERAL INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . .


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SECURITIES IN ANY STATE OR OTHER JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER IN SUCH STATE OR OTHER JURISDICTION.



               THE PREMIER PORTFOLIOS AT A GLANCE

                    The Transamerica Premier Portfolios consist of six
               Portfolios with different investment objectives and risk levels, which invest in a range of securities types. There is no guarantee that these investment objectives will be met. These short descriptions will give you a summary of each Portfolio. A more detailed description for each Portfolio is in "Transamerica Premier Portfolios in Detail" on page____. The Portfolios are listed in order of most to least risk.

               TRANSAMERICA PREMIER EQUITY PORTFOLIO
               . We seek to maximize long-term capital appreciation for this Portfolio.
               . We invest primarily in common stocks of high quality growth companies that we consider to be undervalued in the stock market.
               . The Portfolio is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.

               TRANSAMERICA PREMIER EQUITY INDEX PORTFOLIO
               . We seek to track the performance of the Standard & Poor's 500 Composite Stock Price Index, also known as the S&P 500 Index, for this Portfolio.
               . We attempt to reproduce the overall investment characteristics of the S&P 500 Index by using a combination of management techniques. Our stock purchases reflect the S&P 500 Index, but we make no attempt to forecast general market movements.
               . The Portfolio is intended for investors who wish to participate in the overall growth of the economy, as reflected by the domestic stock market. Investors should have the perspective, patience, and financial ability to take on average stock market volatility in pursuit of long-term capital growth.

               TRANSAMERICA PREMIER BOND PORTFOLIO
               . We seek to achieve a high total return (income plus capital changes) consistent with preservation of principal for this Portfolio.
               . We invest primarily in a diversified selection of investment grade corporate and government bonds and mortgage-backed securities.
               . The Portfolio is intended for investors who have the perspective, patience, and financial ability to take on above-average bond price volatility in pursuit of a high total return produced by income from longer-term securities and capital changes from undervalued credit strength.

               TRANSAMERICA PREMIER BALANCED PORTFOLIO

               . We seek to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds, and cash (or cash equivalents) for this Portfolio.
               . We invest in a diversified selection of common stocks, bonds, and money market instruments and other short-term debt securities.
               . The Portfolio is intended for investors who wish to participate in both the equity and debt markets, but who wish to leave the allocation of the balance between them to professional management. Investors should have the perspective, patience, and financial ability to take on average market volatility in pursuit of long-term total return that balances capital growth and current income.

               TRANSAMERICA PREMIER INTERMEDIATE GOVERNMENT PORTFOLIO
               . We seek to achieve a high level of current income with the security of investing in government securities for this Portfolio.
               . We generally invest in securities with an expected average life at time of purchase of less than 10 years. These securities are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or its political subdivisions.
               . The Portfolio is intended for investors who wish to earn higher income than is available from money market funds. Investors should have the perspective and patience to accept lower income than they would from longer-term bond funds for the advantage of relatively low market and credit risk over the long term.

               TRANSAMERICA PREMIER CASH RESERVE PORTFOLIO
               . This is a money market fund. We seek to maximize current income consistent with liquidity and preservation of principal for this Portfolio.
               . We invest primarily in high quality U.S. dollar-denominated money market instruments with remaining maturities of 13 months or less.
               . The Portfolio provides a low risk, relatively low cost way to maximize current income through high quality money market securities that offer stability of principal and liquidity. This Portfolio may be a suitable investment for temporary or defensive purposes and may also be appropriate as part of an overall long-term investment strategy.

[margin] TO MAKE AN INVESTMENT
IN ONE OR MORE OF THESE
PORTFOLIOS, SEE "OPENING
YOUR ACCOUNT" ON PAGE _____.


SHARES OF THESE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, AND ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY. THESE PORTFOLIOS INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.



               PORTFOLIO EXPENSES

                    Each Portfolio bears the costs of its operations. These
               costs include, but are not limited to, fees for investment adviser, distribution, shareholder service, independent directors, professional and brokerage services, security pricing services, custody, transfer agency, recordkeeping services, insurance, federal and state registration, amortized expenses, taxes, and any other extraordinary expenses.

                    Each Portfolio is available in two classes of shares:
               Investor Shares and Adviser Shares. Each class of shares will be charged separately for expenses related solely to that class. Each class of shares may have different sales charges and other expenses, which may affect performance. General Portfolio expenses that are not class-specific will be allocated between the classes based on the net assets of each class. This Prospectus describes only Investor Shares.

               INVESTOR SHARES Investor Shares are available on a no-load basis directly to individuals, companies, Pension and Retirement Savings Programs, and other institutional investors from Transamerica Securities Sales Corporation ("TSSC"), the Distributor. For a listing of applicable Pension and Retirement Savings Programs, see "Pension and Retirement Savings Programs" on page ____.

                    Adviser Shares are available only to Pension and Retirement
               Savings Programs and other institutional investors, and only from registered representatives of Transamerica Financial Resources, Inc. ("TFR"), or other registered broker-dealers authorized by the Board of Directors and TSSC. Individual investors can buy Adviser Shares only through a program sponsored by their employer, that is offered by a registered representative (i.e. broker). To receive a free prospectus about Adviser Shares, contact a TFR representative or call 1-800 [insert TFR number].

               EXPENSES The following tables summarize actual transaction expenses and anticipated operating expenses. The purpose of the tables is to assist you in understanding the varying costs and expenses you will bear directly or indirectly.

                        SHAREHOLDER TRANSACTION EXPENSES

                                                  EQUITY                      INTERM   CASH
TRANSACTION EXPENSES/1/                 EQUITY    INDEX    BOND    BALANCED   GOVEN    RESERVE
-----------------------------------------------------------------------------------------------
Sales Charge on Purchases               None/2/  None/2/  None/2/   None/2/   None/2/  None/2/
-----------------------------------------------------------------------------------------------
Redemption Fee                          None/3/  None/3/  None/3/   None/3/   None/3/  None/3/
-----------------------------------------------------------------------------------------------
Sales Charge on Reinvested Dividends    None     None     None      None      None     None
-----------------------------------------------------------------------------------------------
Exchange Fee                            None     None     None      None      None     None
-----------------------------------------------------------------------------------------------
Contingent Deferred Sales Charge        None     None     None      None      None     None
-----------------------------------------------------------------------------------------------

[margin] SHAREHOLDER TRANSACTION
EXPENSES ARE CHARGES YOU PAY AT
THE TIME YOU BUY OR SELL SHARES
IN A PORTFOLIO.


                 ESTIMATED ANNUAL PORTFOLIO OPERATING EXPENSES
                          (as a percent of net assets)

-------------------------------------------------------------------------------------
                                                                          TOTAL
                                                                        OPERATING
                                                                         EXPENSES
                                   ADVISER     12B-1        OTHER       AFTER REIM-
PORTFOLIO                           FEE/4/     FEE/5/     EXPENSES/6/   BURSEMENT/7/
-------------------------------------------------------------------------------------
                                                                           TOTAL
                                   ADVISER     12B-1        OTHER         OPERATING
PORTFOLIO                           FEE/4/     FEE/5/     EXPENSES/6/    EXPENSES/7/
-------------------------------------------------------------------------------------

 Premier Equity                     X.XX %      0.25%         0.50%         X.XX %
-------------------------------------------------------------------------------------
 Premier Equity Index               X.XX %      0.15%         0.25%         X.XX %
-------------------------------------------------------------------------------------
 Premier Bond                       X.XX %      0.25%         0.50%         X.XX %
-------------------------------------------------------------------------------------
 Premier Balanced                   X.XX %      0.25%         0.40%         X.XX %
-------------------------------------------------------------------------------------
 Premier Intermediate Government    X.XX %      0.25%         0.30%         X.XX %
-------------------------------------------------------------------------------------
 Premier Cash Reserve               X.XX %      0.15%         0.20%         X.XX %
-------------------------------------------------------------------------------------

                                    EXAMPLE
Using the above tables of transaction expenses and operating expenses/8/, you would pay the following expenses based on a $1,000 investment. The expenses shown assume a 5% annual return. The expenses are the same whether or not you redeem your shares at the end of each time period.

              PORTFOLIO                           1 YEAR  3 YEARS
              ---------------------------------------------------
              Premier Equity                        $23      $70

              Premier Equity Index                  $15      $46

              Premier Bond                          $21      $64

              Premier Balanced                      $22      $67

              Premier Intermediate Government       $18      $55

              Premier Cash Reserve                  $ 7      $22
              ---------------------------------------------------

[margin] ANNUAL PORTFOLIO
OPERATING EXPENSES ARE
PAID AT A DAILY RATE OUT
OF THE PORTFOLIO'S ASSETS.
WE CALCULATE THE SHARE
PRICE AND ANY DIVIDENDS
AFTER THESE EXPENSES ARE
PAID.


THE INFORMATION CONTAINED IN THE ABOVE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. THE ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

[footnotes]
1. We may assess an annual fee against accounts used as IRA's or SEP's. For more information on this fee, see "Pension and Retirement Savings Programs" on page _____.

2. Although there is no sales charge, there is a 12b-1 fee. Over a long period of time, the total amount of 12b-1 fees paid may exceed the amount of another fund's sales charges.

3. We will charge a fee of $8 if you request the money to be wired. See "How to Sell Shares" on page ____.

4.  See "Adviser Fee" on page ____.

5. 12b-1 fees cover costs of advertising and marketing the Portfolios. For more information on 12b-1 fees, see "Distribution Plan" on page ____.

6. "Other Expenses" are those incurred after any reimbursements to the Portfolio by the Investment Adviser. See "The Management Team" on page ____. Other expenses include expenses not covered by the adviser fee or the 12b-1 fee. See "Distribution Plan" on page ____. This can include fees and expenses attributable solely to a particular class of shares, such as those for transfer agent and administrative personnel; preparing, printing, mailing and distributing materials to shareholders of a particular class; state and federal registration fees; legal and accounting fees; directors' fees and expenses incurred as a result of issues relating solely to a class; and fees and payments for specific class services including account maintenance, dividend disbursing or subaccounting services; or administration of a dividend reinvestment, systematic investment or withdrawal plan.

7. Total operating expenses include adviser fees, 12b-1 fees, and other expenses that a Portfolio incurs. For the first few years of the Company's operation, the Investment Adviser has agreed to waive their Adviser Fee and assume any other operating expenses for each Portfolio which together in any year exceed a specified percentage of the average daily net assets of that Portfolio. The specified percentages are X.XX % for the Premier Equity Portfolio, X.XX % for the Premier Equity Index Portfolio, X.XX % for the Premier Bond Portfolio, X.XX % for the Premier Balanced Portfolio, X.XX % for the Premier Intermediate Government Portfolio, and X.XX % for the Premier Cash Reserve Portfolio.

    Without any expense reimbursement by the Investment Adviser, the estimated total operating expenses for the first year of the Portfolios' operation are X.XX %, X.XX %, X.XX %, X.XX %, X.XX % and X.XX %, respectively.

8. The expenses in the example assume no fees for IRA or SEP accounts, nor any fees for wire transfers.

               THE MANAGEMENT TEAM

                    Responsibility for the management and supervision of the
               Company and its Portfolios rests with the Board of Directors of Transamerica Investors, Inc. (the "Board").

                    The Portfolios' investment adviser is Transamerica
               Investment Services, Inc. (the "Investment Adviser"), 1150 S. Olive Street, Los Angeles, California 90015. The Investment Adviser will: (1) supervise and manage the investments of each Portfolio and direct the purchase and sale of its investments; and (2) insure that investments follow the investment objective, strategies, and policies and comply with government regulations. For more information on Portfolio management, see "Investment Adviser and Administrator Services" on page ____.

                    The Portfolios' administrator is Transamerica Occidental
               Life Insurance Company (the "Administrator"), 1150 S. Olive Street, Los Angeles, California 90015. The Administrator will:
               (1) provide the Portfolios with administrative and clerical services, including the maintenance of the Portfolios' books and records; (2) register the Portfolio shares with the Securities and Exchange Commission (the "SEC") and arrange periodic updating of the Portfolios' prospectus; (3) provide proxy materials and reports to Portfolio shareholders and the SEC; and (4) provide the Portfolios with adequate office space and all necessary office equipment and services. The Administrator also provides services for the registration of Portfolio shares with those states and other jurisdictions where its shares are offered or sold.

                    The Investment Adviser and the Administrator are subject to the direction of the Board.

                    Transamerica Occidental Life Insurance Company is a wholly owned subsidiary of Transamerica Insurance Corporation of California. Both Transamerica Insurance Corporation of California and Transamerica Investment Services, Inc. are wholly owned subsidiaries of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111, one of the nation's largest financial services companies.


               INVESTMENT ADVISER'S PERFORMANCE

                    Because Transamerica Investors, Inc. is a new mutual fund
               company this year (1995), there is no past performance information available for the Premier Portfolios. However, the Investment Adviser, Transamerica Investment Services, Inc., has been successfully managing six segregated investment accounts (or "separate accounts") for pension clients of Transamerica affiliate companies for over ten years. The Investment Adviser's outstanding performance in managing these investments was a key factor in our decision to offer mutual funds to the public.

[margin] THE PERFORMANCE
FIGURES SHOWN HERE ARE
FOR SIX INVESTMENT FUNDS
WHICH HAVE THE SAME
INVESTMENT ADVISER AND
USE

THE SAME BASIC
INVESTMENT STRATEGIES
AS THE CORRESPONDING
PREMIER PORTFOLIOS.
THIS WILL GIVE YOU A
FEELING FOR THE
INVESTMENT ADVISER'S
INVESTMENT TRACK RECORD.

                    The six separate accounts managed by the Investment Adviser have substantially the same investment objectives and policies and use the same investment strategies and techniques as the similarly named Portfolios described in this Prospectus. The same Investment Adviser that manages the separate accounts also manages the corresponding Portfolios in the table below.

                    For comparison purposes, the six separate accounts match up to the Premier Portfolios as follows:

     SEPARATE ACCOUNTS                   PREMIER PORTFOLIOS
     -----------------                   ------------------
     Equity Separate Account             Transamerica Premier Equity Portfolio
     Equity Index Separate Account       Transamerica Premier Equity Index Portfolio
     Bond Separate Account               Transamerica Premier Bond Portfolio
     Balanced Separate Account           Transamerica Premier Balanced Portfolio
     Government Bond Separate Account    Transamerica Premier Intermediate
                                                Government Portfolio
     Cash Management Separate Account    Transamerica Premier Cash Reserve Portfolio

     The following table shows how the separate accounts' annualized performance compares to recognized industry indexes over the last one-year, three-year, and five-year periods.

                         SEPARATE ACCOUNT PERFORMANCE*

------------------------------------------------------------------------------------------
                                                                              SINCE
SEPARATE ACCOUNT OR INDEX                      1 YEAR   3 YEARS   5 YEARS   INCEPTION **
------------------------------------------------------------------------------------------
Equity Separate Account                          4.06%    14.27%    19.10%         17.84%
------------------------------------------------------------------------------------------
S&P 500 Index                                    1.32%     6.28%     8.70%          8.48%
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Equity Index Separate Account                    1.06%     5.70%     7.97%         11.85%
------------------------------------------------------------------------------------------
S&P 500 Index                                    1.32%     6.28%     8.70%         12.08%
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Bond Separate Account                           -5.73%     6.41%     8.95%         12.41%
------------------------------------------------------------------------------------------
Lehman Brothers Government/Corporate            -3.51%     4.85%     7.71%          9.85%
 Index
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Balanced Separate Account                        2.92%      - -       - -           7.77%
------------------------------------------------------------------------------------------
60% S&P 500 Index and 40% Lehman  Brothers      -0.61%      - -       - -           2.66%
Government/Corporate Index
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Government Bond Separate Account                -3.46%      - -       - -           1.37%
------------------------------------------------------------------------------------------
Lehman Brothers Intermediate Government         -1.74%      - -       - -           3.27%
 Index
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Cash Management Separate Account                 3.74%     3.25%     4.66%          6.99%
------------------------------------------------------------------------------------------
IBC/Donoghue First Tier Index                    3.68%     3.20%     4.61%          6.93%
------------------------------------------------------------------------------------------

     * Figures are as of 12/31/94 - - Prior to separate account inception ** Inception dates: Equity - 9/30/87; Indexed Equity - 10/1/86; Bond -
         5/1/83;
             Balanced - 4/1/93; Government Bond - 11/10/92; Cash Management - 1/3/82

                    The Investment Adviser has had a history of successfully
               investing in the three basic investment categories: equity, bond, and money markets. Below are graphs of the three separate accounts representing those categories, showing their performance since inception compared with the performance of recognized industry indexes for each investment category.

                    The following graph shows that $1,000 invested in the Equity
               Separate Account at its inception on October 1, 1987 would have grown to about $3,300 as of December 31, 1994. This is equivalent to a 17.84% return per year. By comparison $1,000 invested at the same time in S&P 500 Index securities would have yielded only about $1,800. The S&P 500 Index is a selection of 500 common stocks designed to be a benchmark for the equity market in general.



                         [LOGO OF GRAPH APPEARS HERE]




                    The following graph shows that $1,000 invested in the Bond
               Separate Account at its inception on May 1, 1983 would have grown to about $3,900 as of December 31, 1994. This is equivalent to a 12.41% return per year. By comparison $1,000 invested at the same time in Lehman Brothers Government/Corporate Index securities would have yielded only about $3,000. The Lehman Brothers Government/Corporate Index is a mixture of both corporate and government bonds with maturities of 10 years or longer that are rated investment grade or higher by Moody's or Standard & Poor's.

                  [BOND SEPARATE ACCOUNT GRAPH APPEARS HERE]



                    The following graph shows that $1,000 invested in the Cash
               Management Separate Account at its inception on January 3, 1982 would have grown to about $2,406 as of December 31, 1994. This is equivalent to a 6.99% return per year. And $1,000 invested at the same time in IBC/Donoghue First Tier Index securities would have yielded about $2,388. The IBC/Donoghue First Tier Index is a composite of taxable money market funds that meet the SEC's definition of first tier securities.




             [CASH MANAGEMENT SEPARATE ACCOUNT GRAPH APPEARS HERE]

                    Performance for the separate accounts are shown after
               reduction for investment management and administrative charges. The industry indexes shown in the above graphs are used for comparison purposes only. They are unmanaged indexes that have no management fees or expense charges, and they are not available for investment. Yield figures are based on historical earnings. They are not intended to indicate future performance.

                    As you can see, the separate accounts have good long-term
               performance records compared with the indexes. Keep in mind the Premier Portfolios' performance may differ from the separate accounts' performance. Some reasons for this difference are timing of purchases and sales, availability of cash for new investments, brokerage commissions, account expenses, and diversification of securities. It's possible that by using different performance-determining methods than we've used here, the results could vary. You should not rely on this performance data when deciding whether to invest in a particular Premier Portfolio. Past performance of the separate accounts is no guarantee of future results for the Portfolios.



               TRANSAMERICA PREMIER PORTFOLIOS IN DETAIL

               PORTFOLIO OBJECTIVES, STRATEGIES AND POLICIES The investment objectives, strategies, and policies of each Portfolio are described below. There is also a section for each Portfolio giving some points to consider when investing in that Portfolio's shares. The "Some Points to Consider When Investing" section is designed to suggest circumstances for investing in that Portfolio, and give you a better understanding of the Portfolio.


               TRANSAMERICA PREMIER EQUITY PORTFOLIO

               INVESTMENT OBJECTIVE    We seek to maximize long-term capital
               appreciation for this Portfolio.

               INVESTMENT STRATEGIES AND POLICIES We invest primarily in common stocks of high quality growth companies that we consider to be undervalued in the stock market. These are companies whose managements have demonstrated their outstanding capabilities through a combination of superior track records and well-defined plans for the future.

                    We also select companies for their potential for growth
               based upon trends in the U.S. economy. Some major trends have included: a) the aging of baby boomers; b) the worldwide environmental movement; c) the shift toward financial assets rather than real estate or other tangible assets; and d) the continuing increase in U.S. productivity.

[margin] FOR THE
TRANSAMERICA PREMIER
EQUITY PORTFOLIO, WE
GENERALLY FOCUS ON
GROWTH STOCKS,
PRIMARILY OF
MEDIUM-SIZED COMPANIES.

                    We focus on growth stocks for this Portfolio. Portfolio
               holdings will generally be stock of medium-sized companies based on stock market capitalization. These are companies that generally have in the range of $300 million to $5.2 billion of market value of their common stock outstanding. Although we invest primarily in common stocks, we may also invest in preferred stocks, warrants, and bonds convertible into common stocks. For temporary or defensive purposes, or for liquidity purposes, we may also invest in cash and cash equivalents. As part of the management of cash and cash equivalents and to help maintain liquidity, we may purchase and sell the same kind of money market and other short term instruments and debt securities as we do for the Transamerica Premier Cash Reserve Portfolio. See "Transamerica Premier Cash Reserve Portfolio" on page ____ .

                    We may buy foreign securities and other instruments if they meet the same criteria described above for the Portfolio's investments in general. We may invest as much as 20% of its assets in foreign securities. At times the Portfolio may have no foreign investments. Foreign securities we purchase will be those traded on the U.S. exchanges as American depositary receipts ("ADR's"). ADR's are registered stocks of foreign companies which trade on U.S. stock exchanges. They are listed in U.S. dollar values which avoids currency transfers and foreign taxes on dividends and capital gains.

               SOME POINTS TO CONSIDER WHEN INVESTING Since we invest primarily in common stocks, our investments are subject to price volatility. Price volatility means that stock prices can go up or down due to a variety of economic and market conditions.

[margin] STOCK PRICES
GO UP AND DOWN,
ESPECIALLY OVER A
SHORT-TERM HORIZON.
SO IF YOU INVEST IN
THE TRANSAMERICA PREMIER
EQUITY PORTFOLIO YOU
SHOULD BE WILLING TO
ACCEPT THESE KINDS OF
PRICE SWINGS WHILE
FOCUSING ON THE LONG-TERM
INVESTMENT OBJECTIVE.


                    Medium-sized company stocks historically have been somewhat more volatile than the stock market as a whole. This is likely due to: a) a lower degree of liquidity in the markets for medium-sized company stocks; b) the less certain growth prospects of medium-sized firms; and c) the smaller dividends generally paid by these companies.

                    However, we attempt to lessen these risks by focusing on the potential for each prospective holding (a "bottom up" approach) rather than the economic and business cycle (a "top down" approach). The Portfolio is constructed one stock at a time. Each stock passes through our research process and stands on its own merits as a viable investment. Based on company and industry fundamental analysis, these stocks are poised for growth. A rising market will tend to provide significant opportunities for that growth to occur. We consider these stocks to have stable inherent value under most circumstances. They will tend to be better protected in a general declining market.

                    The Portfolio is intended for investors who have the
               perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth. Because of the uncertainty associated with common stock investments, the Portfolio is intended to be a long-term investment. It should not be used for speculating on short-term stock market movements.


               TRANSAMERICA PREMIER EQUITY INDEX PORTFOLIO

               INVESTMENT OBJECTIVE We seek to track the performance of the Standard & Poor's 500 Composite Stock Price Index, also known as the S&P 500 Index (the "Index"), for this Portfolio.

               INVESTMENT STRATEGIES AND POLICIES We attempt to reproduce the overall investment characteristics of the Index by using a combination of management techniques. We buy a combination of common stocks, stock index futures, options on futures, and short term instruments in varying proportions. Our stock investment decisions are based solely on the market proportions of securities which are included in the Index. The only exception is that Transamerica Corporation common stock will not be purchased. Our stock purchases reflect the Index, but we make no attempt to forecast general market movements.

[margin] THE TRANSAMERICA
PREMIER EQUITY INDEX PORTFOLIO
IS A EASY WAY FOR YOU TO
INVEST IN THE OVERALL STOCK
MARKET SINCE THE PORTFOLIO
WILL TRACK THE 500 STOCKS IN
THE S&P 500.


                    The Index is an unmanaged index which assumes reinvestment of dividends and is generally considered representative of U.S. large capitalization stocks. The Index is composed of 500 common stocks of large-capitalization companies that are chosen by Standard and Poor's Corporation on a statistical basis. The inclusion of a stock in the Index in no way implies that Standard & Poor's Corporation believes the stock to be an attractive investment. The 500 stocks, most of which trade on the New York Stock Exchange, represent approximately 70% of the market value of all U.S. common stocks. Each stock in the Index is weighted by its market value.

                    Because of the market value weighting, the 50 largest
               companies in the Index currently account for approximately 50% of the Index. Typically, companies included in the Index are the largest and most dominant firms in their respective industries. As of December 30, 1994, the five largest companies in the Index were: General Electric (2.6%), AT&T Corporation (2.4%), Exxon Corporation (2.3%), Coca Cola (2.0%), and Royal Dutch Petroleum (1.7%).

                    We may invest in instruments, other than common stocks,
               whose return depends on stock market prices. These are the most basic and well understood of "derivative" instruments. They include stock index futures contracts, options on indexes, options on futures contracts, and debt securities - each of whose returns are linked to the returns of the S&P 500 Index. These investments would be made primarily to help the Portfolio match the total return of the Index. Purchase of futures and options requires only a small amount of cash to cover the Portfolio's position and approximate the price movement of the Index. Any cash which we do not invest in stocks or in futures and options we invest in debt securities to approximate the dividend yield of the Index and to cover the Portfolio's open positions in the S&P 500

               Index derivatives. These debt securities can include non-investment grade bonds (commonly called "junk bonds") up to a maximum of 20% of the Portfolio's net assets. Such investments can involve additional interest rate and credit risks. For more information on non-investment grade bonds and derivatives, see the sections on "High-Yield ('Junk') Bonds" and "Options, Futures, and Other Derivatives" on pages ______ of the Prospectus, and also in the Statement of Additional Information.

                    The Transamerica Premier Equity Index Portfolio is not
               sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. S&P's only relationship to the Transamerica Premier Equity Index Portfolio is the licensing of the S&P marks and the S&P 500 Index.

               SOME POINTS TO CONSIDER WHEN INVESTING The performance of the Transamerica Premier Equity Index Portfolio will reflect the performance of the S&P 500 Index although it may not match it precisely. Generally, when the Index is rising, the value of shares in the Portfolio should also rise. When the market is declining, the value of shares should also decline. The Index's returns are not reduced by investment or operating expenses. So, our ability to match the Index will be hampered by the cost of buying and selling stocks and other expenses. Those expenses are low, however, compared to most actively managed equity funds. Over the long term, the Portfolio's total return is targeted to 100% of the Index. In the event the Portfolio does not achieve at least 95% of the return of the Index in any year, the Board will consider what actions should be taken.

[margin] WE ATTEMPT TO
MATCH THE TOTAL RETURN
OF THE S&P 500 INDEX,
BUT MAY NOT MATCH IT
EXACTLY. THIS IS PARTLY
BECAUSE WE MUST DEDUCT
EXPENSES AND FEES FROM
OUR PORTFOLIO'S RETURNS,
BUT THE INDEX ONLY USES
GROSS STOCK RETURNS WITHOUT
DEDUCTING ANY EXPENSES.


                    The Portfolio is intended for investors who wish to
               participate in the overall growth of the economy, as reflected by the domestic stock market. By owning shares of the Portfolio, you indirectly own shares of the largest companies, according to their proportional representation in the Index. Investors should have the perspective, patience, and financial ability to take on average stock market volatility in pursuit of long-term capital growth. Because of the uncertainty associated with common stock investments, the Portfolio is intended to be a long-term investment. It should not be used for speculating on short-term stock market movements.


               TRANSAMERICA PREMIER BOND PORTFOLIO

               INVESTMENT OBJECTIVE We seek to achieve a high total return (income plus capital changes) consistent with preservation of principal for this Portfolio.

               INVESTMENT STRATEGIES AND POLICIES We invest in a diversified selection of corporate and government bonds and mortgage-backed securities. Through our proprietary evaluation and market research, we identify bonds whose potential to outperform other similar bonds, by virtue of underlying credit strength, is not fully reflected in the current bond market valuations. By actively managing the Portfolio, we capitalize on these opportunities. We seek to accumulate additional return by finding price advantages as they occur in the market.

                    We normally invest at least 65% of the Portfolio's assets in investment grade bonds. Investment grade bonds are rated Baa or higher by Moody's Investors Service ("Moody's"). They are rated BBB or higher by Standard & Poor's Corporation ("S&P"). Maturities are primarily between 10 and 30 years. In addition, we may invest in lower-rated securities (currently not expected to exceed 20% of the Portfolio's assets). Those securities are rated Ba1 or lower (Moody's) and BB+ or lower (S&P). We may also invest in unrated securities of similar quality, as determined by us. For more information on lower-rated securities, see "High-Yield ('Junk') Bonds" on page ____ of the Prospectus and see the Statement of Additional Information. For more information on S&P and Moody's ratings, see "Summary of Bond Ratings" on page ____.

[margin] WE INVEST PRIMARILY
IN HIGH QUALITY, INVESTMENT
GRADE CORPORATE AND
GOVERNMENT BONDS AND
MORTGAGE-BACKED SECURITIES.


                    We may buy foreign securities and other instruments if they meet the same criteria described above for the Portfolio's investments in general. We may invest as much as 20% of the Portfolio's assets in foreign securities. At times the Portfolio may have no foreign investments. See "Foreign Securities" on page
               ____.

                    Our investments may include securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, publicly traded corporate securities, as well as municipal obligations. We also may invest in mortgage-backed securities issued by various federal agencies and government sponsored enterprises and in other mortgage-related or asset-backed securities. The investments in mortgage-related securities can be subject to the risk of early repayment of principal. For more information, see "Options, Futures and Other Derivatives" on page ____ and the Statement of Additional Information.

                    If a security in the Portfolio that was originally rated
               "investment grade" is downgraded by a ratings service, it may or may not be sold. This depends on our assessment of the issuer's prospects. However, we will not purchase below-investment-grade securities if that would increase their representation in the Portfolio to more than 35%. See "Summary of Bond Ratings" on page ____ for a description of bond ratings.

                    As part of the management of cash and cash equivalents and to help maintain liquidity, we may purchase and sell the same kind of money market and other short term instruments and debt securities as we do for the Transamerica Premier Cash Reserve Portfolio. See "Transamerica Premier Cash Reserve Portfolio" on page ____ . We may also invest in options and futures contracts on other securities or groups of securities and preferred stock. We ordinarily invest in common stock only as a result of conversion of bonds, exercise of warrants, or other extraordinary business events.

               SOME POINTS TO CONSIDER WHEN INVESTING The longer maturity bonds in which we primarily invest tend to produce higher income than bonds with shorter maturities. The basic quality of the bonds, which are primarily investment grade, tends to provide some safety of principal. All non convertible bonds will fall in price when interest rates rise. But bonds of higher credit quality will be less likely to have their ratings lowered under adverse economic conditions. This helps preserve principal.

[margin] BOND PRICES AND
INTEREST RATES TEND TO
WORK LIKE A SEE-SAW. LONGER
MATURITY BONDS SIT OUT
TOWARDS THE END. SHORTER
MATURITY BONDS SIT IN TOWARDS
THE CENTER. WHEN INTEREST
RATES RISE, BOND PRICES FALL.
WHEN INTEREST RATES FALL,
BOND PRICES RISE.


                    In general, lower-rated bonds, which are a much lesser
               component of the Portfolio, offer higher returns. But they also carry higher risks. These can include: a) a higher risk of insolvency, especially during economic downturns; b) a lower degree of liquidity; and c) the prices of lower-rated bonds can be more volatile. Securities originally rated "investment grade" can be downgraded by a ratings service.

                    The Transamerica Premier Bond Portfolio is intended for
               investors who have the perspective, patience, and financial ability to take on above-average bond price volatility in pursuit of a high total return produced by income from longer-term securities and capital changes from undervalued credit strength. Due to the longer maturity of the Portfolio's assets, the price of the Portfolio's securities can fluctuate more sharply than shorter-term securities when interest rates go up or down. An increase in interest rates will cause prices to fall. A decrease in rates will cause prices to rise. Because of the uncertainty associated with long-term bond investments, the Portfolio is intended to be a long-term investment. It should not be used for speculating on short-term bond market movements.


               TRANSAMERICA PREMIER BALANCED PORTFOLIO

               INVESTMENT OBJECTIVE We seek to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds, and cash (or cash equivalents) for this Portfolio.

               INVESTMENT STRATEGIES AND POLICIES We invest in a diversified selection of common stocks, bonds, and money market instruments and other short-term debt securities. We attempt to achieve reasonable asset appreciation during favorable periods and conservation of principal in adverse times. This requires flexibility in managing the Portfolio's assets. Therefore, we may shift the portions held in bonds and stocks according to business and investment conditions. The Portfolio may hold equity, fixed income, and cash securities in any proportion deemed desirable at any given time for temporary or defensive purposes.

[margin] THE NAME OF THE
TRANSAMERICA PREMIER
BALANCED PORTFOLIO IS VERY
DESCRIPTIVE. WE ATTEMPT TO
BALANCE LONG-TERM CAPITAL
GROWTH (STOCKS) WITH
CURRENT

INCOME (BONDS AND OTHER
FIXED INCOME SECURITIES).

                    Under normal circumstances, we expect that common stocks
               will represent 60% to 70% of the Portfolio's total assets. The Portfolio holds common stocks primarily to provide long-term growth of capital and income. Our secondary purpose is to provide some current dividend income. We invest the remaining 30% to 40% of the Portfolio's assets primarily in high quality, investment grade bonds as rated by either Moody's or S&P.

                    The stocks in the Transamerica Premier Balanced Portfolio
               are usually concentrated among high quality growth companies that we consider to be undervalued in the stock market. Equity securities may be selected by us based on growth potential and dividend paying properties since income is a consideration. We manage the equity portion of the Portfolio in a similar manner as we do the Transamerica Premier Equity Portfolio. See "Transamerica Premier Equity Portfolio" on page ___.

[margin] THE STOCKS IN
THE PREMIER BALANCED
PORTFOLIO ARE USUALLY
CONCENTRATED AMONG HIGH
QUALITY GROWTH COMPANIES.
WE MANAGE THAT PORTION OF
THE PORTFOLIO MUCH LIKE
WE MANAGE THE
TRANSAMERICA PREMIER
EQUITY PORTFOLIO.


                    We invest the fixed income portion of the Portfolio in a
               diversified selection of corporate and U.S. Government bonds and mortgage-backed securities. We actively manage this portion in a similar manner as we do the Transamerica Premier Bond Portfolio. See "Transamerica Premier Bond Portfolio" on page ____. The fixed income assets are normally at least 65% high quality, investment grade bonds with maturities of between 10 and 30 years. Any non-investment grade bonds held in the fixed income portion of the Portfolio are normally in the same proportion as in the Transamerica Premier Bond Portfolio, and in no event will exceed 20% of the Transamerica Premier Balanced Portfolio's net assets. For more information on non-investment grade bonds, see "High-Yield ('Junk') Bonds" on page ____ and the Statement of Additional Information.

[margin] WE MANAGE THE FIXED
INCOME PORTION OF THE
TRANSAMERICA PREMIER BALANCED
PORTFOLIO (MOSTLY BONDS AND
MORTGAGE-BACKED SECURITIES)
MUCH LIKE WE MANAGE THE
TRANSAMERICA PREMIER BOND
PORTFOLIO.


                    The Portfolio may also hold certain short-term fixed income securities as a cash reserve. As part of the management of cash and cash equivalents and to help maintain liquidity, we may purchase and sell the same kind of money market and other short term instruments and debt securities as we do for the Transamerica Premier Cash Reserve Portfolio. See "Transamerica Premier Cash Reserve Portfolio" on page ____ .

                    We may buy foreign securities and other instruments if they meet the same criteria described above for the Portfolio's investments in general. We may invest as much as 20% of the Portfolio's assets in foreign securities. At times the Portfolio may have no foreign investments. Foreign stock securities purchased by us will be those traded on the U.S. exchanges as ADR's. We may also invest in stock and bond index futures and options to a limited extent, as well as preferred stocks.

[margin] BY INVESTING IN BOTH
STOCKS AND BONDS, WE ATTEMPT
TO LESSEN OVERALL INVESTMENT
RISK. LOSSES IN ONE AREA MAY
BE OFFSET BY GAINS IN ANOTHER.


               SOME POINTS TO CONSIDER WHEN INVESTING In general, the Portfolio holds equities for long-term capital appreciation, and holds bonds for stability of principal and income as well as a reserve for investment opportunities. This balance often creates a situation where some of the market risks offset one another. But investment risks cannot totally be avoided. The expected performance of such a fund would normally lie somewhere between the performance of an equity fund (holding the same stocks) and the performance of a bond fund (holding the same bonds). But this depends on the actual proportions of stocks and bonds. Since we have flexibility in changing the balance between asset classes, we may increase exposure to the current advantages of one or more of the asset classes. Or we may avoid the current disadvantages of one or more of the asset classes.

                    The Transamerica Premier Balanced Portfolio is intended for investors who wish to participate in both the equity and debt markets, but who wish to leave the allocation of the balance between them to professional management. The Portfolio is intended for investors who have the perspective, patience, and financial ability to take on average market volatility in pursuit of long-term total return that balances capital growth and current income. Because of the uncertainties associated with common stock and bond investments, the Portfolio is intended to be a long-term investment. It should not be used for speculating on short-term stock market or bond market movements.


               TRANSAMERICA PREMIER INTERMEDIATE GOVERNMENT PORTFOLIO

               INVESTMENT OBJECTIVE We seek to achieve a high level of current income with the security of investing in government securities for this Portfolio.

               INVESTMENT STRATEGIES AND POLICIES We generally invest in securities with an expected average life at time of purchase of less than 10 years. These securities are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or its political subdivisions. Our goal is to offer higher income than money market funds with greater price stability than most bond funds. Because of the Portfolio's emphasis on income, capital appreciation is not a significant investment consideration.

                    Our investments will consist primarily of bonds and
               mortgage-backed securities. We may also invest up to 35% of the Portfolio's assets in commercial paper of U.S. corporate issuers. These issuers must be rated in the top rating category by a major rating service. If the paper is unrated, we must determine it to be of comparable quality to those that are top-rated.

[margin] THE SECURITIES IN THE
TRANSAMERICA PREMIER
INTERMEDIATE GOVERNMENT
PORTFOLIO ARE BACKED BY THE
CREDIT OF THE U.S. GOVERNMENT
OR ITS

AGENCIES, SUCH AS THE
FEDERAL NATIONAL MORTGAGE
ASSOCIATION. THIS MAKES THEM
AMONG THE SAFEST INVESTMENTS
IN TERMS OF CREDIT RISK.


                    We may invest in U.S. Treasury bills, notes and bonds.
               Treasury bills have initial maturities of one year or less. Treasury notes have initial maturities of one to ten years. Treasury bonds can be issued with any maturity but generally have initial maturities of at least ten years. We may also invest in securities issued by any agency or instrumentality of the United States. Examples of those securities include those issued by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), the Federal Housing Administration, the Federal Farm Credit System, or the Student Loan Marketing Association. Some agency securities are backed by the full faith and credit of the U.S. Treasury (such as those issued by GNMA). Others are supported by the right of the issuer to borrow from the Treasury (such as those issued by FNMA). The remainder are backed by the credit of the issuing agency or instrumentality. Agency securities that are mortgage-backed (such as those issued by GNMA) are also subject to prepayment risk. For more information on prepayment risk see the section on "Current Income Risk" under "A Discussion About Risk" on page ____. We may also invest in instruments derived from (i.e. derivative instruments) government or government agency securities. For more information on derivatives see "Options, Futures, and Other Derivatives" on page ____.

               SOME POINTS TO CONSIDER WHEN INVESTING Generally, the Transamerica Premier Intermediate Government Portfolio is subject to relatively low credit risk. This is because we invest in securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or its political subdivisions or other top-rated securities. Under normal conditions, the Portfolio provides a higher yield than money market funds or short-term bond funds because of the intermediate maturity of the securities. The high quality and the intermediate maturity of the assets tend to provide safety of principal. Most bonds will fall in price when interest rates rise. Bonds of higher credit quality tend to better withstand the changes in the economy. Also, intermediate term bonds will decline less than longer term bonds. This helps to preserve principal.

                    The Transamerica Premier Intermediate Government Portfolio
               is intended for investors who wish to earn higher income than is available from money market funds. However, this Portfolio may have more short-term volatility than a money market fund. Investors should have the perspective and patience to accept lower income than they would from longer-term bond funds for the advantage of relatively low market and credit risk over the long term. Because of the uncertainty associated with intermediate-term bond investments, the Portfolio should not be used for speculating on short-term bond market movement.


               TRANSAMERICA PREMIER CASH RESERVE PORTFOLIO

               INVESTMENT OBJECTIVE This is a money market fund. We seek to maximize current income consistent with liquidity and preservation of principal for this Portfolio.

               INVESTMENT STRATEGIES AND POLICIES We invest primarily in high quality U.S. dollar-denominated money market instruments with remaining maturities of 13 months or less, including:

               .  Obligations issued or guaranteed by the U.S. and Canadian
                  Governments and their agencies or instrumentalities;
               .  Obligations of U.S. and Canadian banks, or their foreign branches, and U.S. savings banks;
               . Short-term corporate obligations, including commercial paper, notes, and bonds;
               . Other short term debt obligations with remaining maturities of 397 days or less; and
               . Repurchase agreements involving any of the securities mentioned above.

[margin] THE TRANSAMERICA PREMIER
CASH RESERVE PORTFOLIO MAY BE AN
APPROPRIATE PLACE TO KEEP YOUR
MONEY WHILE YOU ARE CONSIDERING
IN WHICH PORTFOLIOS TO INVEST,
OR FOR YOUR SHORT-TERM NEEDS.


                    We may also purchase other marketable, non-convertible
               corporate debt securities of U.S. issuers. These investments include bonds, debentures, floating rate obligations, and issues with optional maturities. See the Statement of Additional Information for a description of these securities.

                    Bank obligations are limited to U.S. or Canadian banks
               having total assets over $1.5 billion. Investments in savings association obligations are limited to U.S. savings banks with total assets over $1.5 billion. Investments in bank obligations can include instruments issued by foreign branches of U.S. or Canadian banks.

                    In addition, we may invest in U.S. dollar-denominated
               obligations issued or guaranteed by foreign governments or their political subdivisions, agencies, or instrumentalities. We may also invest in U.S. dollar-denominated obligations of foreign and domestic branches of foreign banks, having total assets in excess of $1.5 billion at the time of purchase. We may buy these foreign securities and other instruments if they meet the same criteria described above for the Portfolio's investments in general. We may invest as much as 20% of the Portfolio's assets in foreign securities. At times the Portfolio may have no foreign investments.

                    The commercial paper and other short-term corporate
               obligations are determined by us to present minimal credit risks. We determine that they are either: a) rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations; b) rated in the highest short-term rating by a single rating organization if it's the only organization that has assigned the obligations a short-term rating; or c) unrated, but determined by us to be of comparable quality (also called "First Tier Securities").

                    We seek to maintain a stable net asset value of $1.00 per
               share by investing in assets which present minimal credit risk as defined above. We expect to maintain an average maturity of 90 days or less.

[margin] THE TRANSAMERICA
PREMIER CASH RESERVE PORTFOLIO
OFFERS THE CONVENIENCE OF A
LOW RISK, RELATIVELY LOW COST
INVESTMENT. YOU CAN GET AT
YOUR MONEY SIMPLY BY

WRITING CHECKS, JUST AS YOU
DO WITH YOUR BANK CHECKING
ACCOUNT (ALTHOUGH THERE IS
A MINIMUM CHECK AMOUNT OF
$500). SEE "BY CHECK" ON
PAGE ___ FOR MORE DETAILS.


               SOME POINTS TO CONSIDER WHEN INVESTING The Portfolio provides a low risk, relatively low cost way to maximize current income through high quality money market securities that offer stability of principal and liquidity. The rates on short-term investments made by us and the daily dividend paid to investors will vary, rising or falling with short-term rates generally. The Portfolio's yield will tend to lag behind the changes in interest rates. The speed with which the Portfolio's yield reflects current market rates will depend on how quickly its securities mature and the amount of money available for new investment.

                    This Portfolio may be a suitable investment for temporary or defensive purposes. It may also be appropriate as part of an overall long-term investment strategy.


               WHAT IS FUNDAMENTAL? The investment objectives given for each Portfolio are fundamental. This means they can be changed only with the approval of the majority of shareholders. We can give you no assurance that these objectives will be met. Many of the strategies and policies are not fundamental. This means strategies and policies can be changed by the Board without your approval.

                    If any investment objectives of a Portfolio change, you
               should decide if the Portfolio still meets your financial needs. More information about this is in the Statement of Additional Information.



               A DISCUSSION ABOUT RISK

                    It's important for you to understand the risks inherent in investing in different kinds of funds, such as our Portfolios. All investments are subject to risk. Even money you hide in your mattress is subject to the risk that inflation may erode its value. Each of the Portfolios is subject to the following risks:

[margin] HOW YOU FEEL ABOUT
RISK IS PERSONAL. RISK IS
NOT NECESSARILY BAD; IT
SIMPLY MEANS UNCERTAINTY OR
UNEXPECTED CHANGE. TRY TO
COME UP WITH A BALANCE OF
INVESTMENTS THAT ALLOWS YOU
TO GO AFTER YOUR MAIN GOALS
WHILE STILL GIVING YOU
PEACE OF MIND.


               MARKET OR PRICE VOLATILITY RISK For stocks, this refers to the up and down price fluctuations, or volatility, caused by changing conditions in the financial markets. For bonds and other debt securities, it is the change in market price caused by interest rate movements. Longer-maturity bond funds and stock funds are more subject to this risk than money market and shorter-maturity bond funds.

               FINANCIAL OR CREDIT RISK For stocks and other equity securities, financial risk comes from the possibility that current earnings of the stock company will fall or that overall financial circumstances will decline. Either of these could cause the security to lose its value. For bonds and other debt securities, financial risk comes from the possibility that the issuer will not be able to pay principal and interest on time. Funds with low quality bonds and speculative stock funds are more subject to this risk than funds with government or high quality bonds. For more information, see "High-Yield ('Junk') Bonds" on page ____ and "Summary of Bond Ratings" on page ____.

               CURRENT INCOME RISK The Portfolios receive income, either as interest or dividends, from the securities in which they have invested. Each Portfolio pays out substantially all of this income to its shareholders as dividends. See the footnote for "What About Taxes" on page ____. The dividends paid out to shareholders are called current income. Current income risk means how much and how quickly overall interest rate or dividend rate changes on income received by the Portfolios affects our ability to maintain the current level of income paid to shareholders.

               INFLATION OR PURCHASING POWER RISK Inflation risk is the uncertainty that your invested dollars may not buy as much in the future as they do today. Longer-maturity bond funds are more subject to this risk than money market or stock funds.

               SOVEREIGN RISK Sovereign risk is the potential loss of assets or earning power due to government actions, such as taxation, expropriation, or regulation. Funds with large investments overseas or funds with tax-advantaged investments are more subject to this risk.

               More in-depth information is provided in the Statement of Additional Information.



                             SHAREHOLDER SERVICES

[boxed sidebar]
HOW TO GET IN TOUCH WITH US
IF YOU ARE A NEW INVESTOR,
YOU CAN CALL 1-800 [INSERT
FULFILL NUMBER] FOR MORE
INFORMATION.

IF YOU ARE A CURRENT
SHAREHOLDER, YOU CAN CALL
1-800-503-8923 TO OBTAIN
INFORMATION ABOUT YOUR
ACCOUNT, OR TO INVEST
ADDITIONAL AMOUNTS IN ANY
OF THE TRANSAMERICA PREMIER
PORTFOLIOS.


                    We realize that many people are just a little intimidated by the investing process. Our goal is to make your investment in our Portfolios, and the ongoing account servicing, as simple as possible. Each of the following shareholder services works to make your life just a little bit easier:

               . Simple application form with service representatives to assist you.
               .  Purchases, exchanges and redemptions by phone.
               .  Purchases and redemptions by wire.
               . Automatic Investment Plan - you designate an amount of $50 or more to be automatically withdrawn from your checking, savings or other bank account and deposited into the Portfolio you select.
               . Automatic Exchange Plan - allows you to specify an amount to be automatically withdrawn from one Portfolio and deposited into another Portfolio on a regular basis, once or twice a month.
               . Automatic Income Plan - you can receive automatic monthly payments from your Portfolio account to your checking or savings account.
               .  Automatic investment of dividends.
               .  Uniform Gifts to Minors (UGMA or UTMA).
               . Transmission of redemption proceeds by electronic funds transfer.
               . Check writing - unless your account is for a Pension or Retirement Savings Plan, you can write checks for $500 or more against your Transamerica Premier Cash Reserve Portfolio account.
               . Individual Retirement Account (IRA) - we will administer your IRA or SEP.

[margin] MORE DETAILS
ON THESE AND OTHER
SERVICES ARE IN THE
NEXT SECTIONS.


                    The Company reserves the right to amend, suspend, or
               discontinue offering any of these options at any time without prior notice.


               OPENING YOUR ACCOUNT

                    To open an account, complete the attached application and
               send it to us with a check, money order, or wire for the amount you want to invest. Mail the application to:
                    Transamerica Investors
                    PO Box [insert box number]
                    Boston, MA 02266-8520
                    If you need help in filling out your application, call one of our customer service representatives at 1-800-503-8923. We will be happy to walk you through the application and help you understand everything.

[margin] IT'S EASY TO
SET UP AN IRA ACCOUNT.
WHEN YOU SET UP AN IRA,
YOU ENJOY TAX-DEFERRED
INVESTMENT EARNINGS.
YOU MAY WANT TO
CONSOLIDATE SEVERAL
IRAS OR YOU MAY NEED TO
INVEST A DISTRIBUTION
FROM A FORMER EMPLOYER'S
PENSION PLAN.

               IRA/SEP ACCOUNTS You can establish an Individual Retirement Account (IRA) or Simplified Employee Pension (SEP) with Transamerica Premier Portfolios. Contributions to an IRA or SEP may be deductible from your taxable income, depending on your personal tax situation. Please call 1-800 [insert fulfill] for your IRA/SEP application kit, or for additional information.

               The kit has information on whether you qualify for deductible contributions to an IRA.

                    If you are receiving a distribution from your pension plan, or you would like to transfer your IRA account from another financial institution, you can continue to get tax-deferred growth by transferring these proceeds to your Transamerica Premier Portfolio IRA. If you want to rollover distributions from your pension plan to an IRA in one or more of the Portfolios, the money must be paid directly by your employer to Transamerica Investors, Inc. to avoid a 20% federal withholding tax. See "What About Taxes?" on page ____.

                    There is an annual fee of $10 per Portfolio in which you own shares for administering your IRA or SEP. This is limited to a maximum annual fee of $36 per taxpayer identification number. Alternatively, you can pay a one-time, non-refundable fee of $100 for all IRA/SEP accounts that are maintained under the same taxpayer identification number. We will deduct the annual fee ordinarily during December of each year or at the time you fully redeem your shares in a Portfolio, if before then. We will waive this fee if the value of your shares in all Portfolios is $5,000 or more when the fee is due. The Company reserves the right to change the fee at any time without prior notice.



               HOW TO BUY SHARES

               YOU MAY BUY SHARES IN ONE OF FOUR WAYS:

               1) BY MAIL Fill out an investment coupon from a previous confirmation statement, or indicate on your check or a separate piece of paper your name, address and account number, and mail it to:

                    Transamerica Investors
                    PO Box [insert box number]
                    Boston, MA 02266[XXXX]

[margin] YOU HAVE FOUR
OPTIONS WHEN IT COMES
TO INVESTING IN THE
PORTFOLIOS - BY MAIL,
TELEPHONE, WIRE, OR
WITH THE AUTOMATIC
INVESTMENT PLAN. THE
AUTOMATIC INVESTMENT
PLAN AUTOMATICALLY
TAKES MONEY OUT OF
YOUR BANK ACCOUNT AND
INVESTS IT INTO THE
PORTFOLIOS OF YOUR CHOICE.


               2) BY TELEPHONE If you elect the telephone purchasing service on your application, you can authorize individual, electronic withdrawals from a designated bank account by calling 1-800-503-8923.

                    We take reasonable precautions to make sure that telephone instructions are genuine. Precautions include requiring you to positively identify yourself, tape recording the telephone instructions, and providing written confirmations. We accept all telephone instructions we reasonably believe to be accurate and genuine. Any losses arising from communication errors are your responsibility. If reasonable procedures are not used to confirm that instructions communicated by telephone are genuine, the Company may be liable for any losses due to unauthorized or fraudulent transactions. For detailed information on how telephone transactions will operate, see the Statement of Additional Information.

[margin] WE TAKE REASONABLE
STEPS TO MAKE SURE YOUR
TELEPHONE INSTRUCTIONS ARE
AUTHORIZED AND ACCURATE. WE
RECORD ALL PHONE CALLS AND
SEND YOU CONFIRMATION OF
ALL TELEPHONE TRANSACTIONS.
YOU ARE RESPONSIBLE FOR THE
ACCURACY OF PHONE INSTRUCTIONS.


               3) BY AUTOMATIC INVESTMENT PLAN You can make investments automatically by electing this service in your application. It will authorize us to take regular, automatic withdrawals from your bank account. These periodic investments must be at least $50 for each Portfolio in which you are automatically investing. You can change the date or amount of your monthly investment, or terminate the Automatic Investment Plan, at any time by letter or telephone call (with prior authorization). Give us your request at least 20 business days before the change is to become effective. You may also be able to have investments automatically deducted from:

                    (1)  your paycheck at work;
                    (2)  your savings account; or
                    (3)  other sources of your choice.
               Call 1-800-503-8923 for more information.

[margin] THE AUTOMATIC
INVESTMENT PLAN IS A
GOOD WAY FOR YOU TO
TAKE ADVANTAGE OF
DOLLAR-COST AVERAGING.
DOLLAR-COST AVERAGING
IS A WAY OF MAKING
REGULAR, SYSTEMATIC
INVESTMENTS INTO YOUR
PORTFOLIOS - FOR EXAMPLE,
$200 EVERY MONTH -
THROUGHOUT THE YEAR.
WHEN YOU AVERAGE ALL OF
YOUR PURCHASES FOR AN
ENTIRE YEAR, DOLLAR-COST
AVERAGING OFTEN RESULTS
IN A LOWER PER SHARE
COST. AND IT GIVES YOU
THE CONVENIENCE AND
DISCIPLINE OF SYSTEMATIC
INVESTMENT.


               4) BY WIRE You can make your initial or subsequent investments in the Portfolios by wire. Here's what you need to do:
                    (1) send us your application form (initial investment only);
                    (2)  call 1-800-503-8923 for a wire number;
                    (3) instruct your bank to wire money to State Street Bank, ABA number 011000028, DDA number ___________ ; and
                    (4)  specify on the wire:
                         a) "Transamerica Investors, Inc.;"
                         b) your Portfolio's account number, if you have one;
                         c) identify the Portfolios in which you would like to purchase shares, and the amount to be allocated to each Portfolio (e.g. $5,000 in the Transamerica Premier Equity Portfolio and $4,000 in the Transamerica Premier Bond Portfolio);
                         d) your name, your city and state; and
                         e) your wire number.

                    Wired money is considered received by us when we receive all the required information listed above. If we receive your telephone call before the New York Stock Exchange closes, usually 4:00 p.m. Eastern time, the money is usually credited that same day if you have supplied us with all other needed information.

               MINIMUM INVESTMENT AMOUNTS The minimum initial investment in any of the Portfolios is $2,000. The minimum is reduced to $250 if the account is for a Pension or Retirement Savings Plan or a Uniform Gift to Minors or Uniform Transfer to Minors (UGMA/UTMA). The minimum subsequent investment by check or telephone is $100. The minimum initial and subsequent investments for the Automatic Investment Plan or a group billing purchase program is $50 per Portfolio. There is no minimum subsequent investment if your account is for a Pension or Retirement Savings Plan.

                    Your investment must be a specified dollar amount. We cannot accept purchase requests specifying a certain price, date, or number of shares; these investments will be returned. The price you pay for your shares will be the next determined net asset value after your purchase order is received. See "Share Price" on page ___. The Company reserves the right to reject any application or investment. There may be circumstances when the Company will not accept new investments in one or more of the Portfolios.



               HOW TO SELL SHARES

                    You can sell your shares (called redeeming) at any time.
               You'll receive the net asset value next determined after we receive your redemption request, assuming all requirements have been met. Before redeeming, please read "When Share Price Is Determined" on page __, and "Minimum Account Balances" on page
               ___.

[margin] YOU CAN SELL
YOUR SHARES VIA ANY
OF FOUR WAYS: (1) BY
MAIL; (2) BY PHONE;
(3) BY CHECK; OR (4)
UNDER AN AUTOMATIC
INCOME PLAN.


               YOU MAY SELL SHARES IN ONE OF FOUR WAYS:

               1) BY MAIL Your written instructions to us to redeem shares can be in any one of the following forms:
                    . By redemption form, available by calling 1-800-503-8923; . By letter; or
                    .  By assignment form or other authorization granting power with respect to your shares in one of the Portfolios.
                    Once mailed to us, your redemption request is irrevocable
               and cannot be modified or canceled.

                    If the amount redeemed is over $50,000, all signatures must be guaranteed. See "Signature Guarantee" on page___. The request must be signed by each registered owner. All owners must sign the request exactly as their names appear in the registration. For example, if the owner's name appears in the registration as John Michael Smith, he must sign that way and not as John M. Smith.

               2) BY TELEPHONE If you have previously authorized telephone directions in writing (e.g. in your application), you can redeem your shares by calling 1-800-503-8923. Be careful in calling, since once made, your telephone request cannot be modified or canceled.

                    You have several options for receiving your redemption:
                    .   By check;
                    .   By electronic transfer to your bank; or
                    .   By wire transfer ($8 fee).

                    If you call us before the close of the New York Stock
               Exchange, usually 4:00 p.m. Eastern time, you will receive the price determined as of the close of that business day. See "Share Price" on page ____. Before calling, read " Points to Remember When Redeeming" on page ____.

                    We take reasonable precautions to make sure that telephone instructions are genuine. Precautions include requiring you to positively identify yourself, tape recording the telephone instructions, and providing written confirmations. We accept all telephone instructions we reasonably believe to be accurate and genuine. Any losses arising from communication errors are your responsibility. If reasonable procedures are not used to confirm that instructions communicated by telephone are genuine, the Company may be liable for any losses due to unauthorized or fraudulent transactions. For detailed information on how telephone transactions will operate, see the Statement of Additional Information.

               3) BY CHECK (Transamerica Premier Cash Reserve Portfolio only) Redemptions can be made from the Transamerica Cash Reserve Portfolio by check. To be eligible, you must have applied for the check writing feature on your account application. The signature(s) you designated must appear on the check for it to be honored. If you close your account by check, we will send you any accrued dividends by check. You can write an unlimited number of checks, as long as each check is for $500 or more, and as long as the Portfolio account balance does not drop below $500. See "Minimum Account Balances" on page ____.

                    This option is not available for Pension or Retirement
               Savings Plan accounts (including IRA's), or any other account controlled by a fiduciary.

[margin] IF YOU'RE INVESTED
IN THE TRANSAMERICA PREMIER
CASH RESERVE PORTFOLIO,
GETTING AT YOUR MONEY CAN
BE AS EASY AS WRITING A CHECK.


               4) BY AUTOMATIC INCOME PLAN Under the Automatic Income Plan we automatically redeem enough shares each month to provide you with a check or automatic deposit to your bank account. The minimum is $50 per Portfolio. Please tell us: a) when you want to be paid each month; b) how much you want to be paid; and c) from which Portfolio(s). To set up an Automatic Income Plan, call us at 1-800-503-8923.

                    If your monthly income payments exceed the dividends,
               interest, and capital appreciation on your shares, the payments will deplete your investment.

                    You can specify the Automatic Income Plan when you make your first investment. If you sign up for the plan later, the request for the Automatic Income Plan or any increase in payment amount must be signed by all owners of your account.

[margin] IF YOU WANT TO
RECEIVE A FLAT AMOUNT
EACH MONTH, USE THE AUTOMATIC
INCOME PLAN. WE WILL
AUTOMATICALLY SELL ENOUGH
SHARES EVERY MONTH TO
PROVIDE YOU WITH AN INCOME
PAYMENT. AMOUNTS PAID TO YOU
BY AUTOMATIC INCOME PLAN ARE
NOT A RETURN ON YOUR INVESTMENT.
YOU MUST REPORT ANY GAINS OR
LOSSES ON YOUR INCOME TAX
RETURN. WE WILL PROVIDE
INFORMATION TO YOU CONCERNING
ANY GAIN OR LOSS.


                    You can request us to send payments to an address other than the address of record at the time of your first investment. After that, a request to send payments to an address other than the address of record must be signed by all owners of your account, with their signatures guaranteed.

                    The Automatic Income Plan option can be terminated at any
               time. If it is, we will notify you. You can terminate the Plan or change the amount of the payments by writing or calling us. Termination or change will become effective within 15 days after we receive your instructions.

               HOW LONG WILL IT TAKE? We will usually send your redemption payment to you on the second business day after we receive your request, but not later than seven days afterwards, assuming we have all the information we need. If the information you provide us is incomplete, we will contact you, but this may delay the redemption.

                    The Company may postpone such payment if: (a) the New York
               Stock Exchange is closed for other than usual weekends or holidays, or trading on the New York Stock Exchange is restricted; (b) an emergency exists as defined by the U.S. Securities and Exchange Commission (the "Commission"), or the Commission requires that trading be restricted; or (c) the Commission permits a delay for the protection of investors.

                    When a redemption occurs shortly after a recent check
               purchase, the redemption proceeds may be held beyond seven days but only until the purchase check clears, which may take up to 15 days. If you anticipate redemptions soon after you purchase your shares by check, you can avoid this delay by wiring your purchase payment.

                    If you request a redemption check within 30 days of your
               address change, you must send us your request in writing with a signature guarantee. Keep your address current by writing or calling in your new address to us as soon as possible.

               POINTS TO REMEMBER WHEN REDEEMING
               . All redemptions are made and the price is determined on the day we receive all necessary documentation. See "When Share Price Is Determined" on page ___.
               . We cannot accept redemptions specifying a certain date or price. We will return these requests.

               . For redemptions greater than $250,000 the Company reserves the right to give you securities instead of cash. See the Statement of Additional Information, or call us at 1-800-503-8923.
               . Except for a transfer of redemption proceeds to the custodian of a tax-qualified plan, we will make all payments to the registered owner of the shares, unless you tell us otherwise. We will mail all checks to the address of record, unless you tell us otherwise.
               . If the redemption request is made by a corporation, partnership, trust, fiduciary, agent, or unincorporated association, the individual signing the request must be authorized. If the redemption is from an account under a qualified pension plan, spousal consent may be required.
               . A request to redeem shares in an IRA or 403(b) plan must be accompanied by an IRS Form W4-P (pension income tax withholding form, which we will provide) and a reason for withdrawal. This is required by the IRS.
               . If you use the services of a broker to sell your Investor Shares, you may be charged an additional fee.
                     Please call us at 1-800-503-8923 or write to Transamerica
               Investors, PO Box 8520, Boston, MA 02266-8520 for further information.



               HOW TO EXCHANGE SHARES

               BETWEEN PORTFOLIOS AND CLASSES If your investment needs change, you can exchange shares in any Portfolio for shares of any other Portfolio within the same class. Exchanges can be made in writing or by telephone at any time by shareholders. The procedures relating to exchanges in writing and by telephone are the same as for purchases. Exchanges are available to any resident of any state in which shares of the Portfolio are legally sold.

                    Exchanges between different classes of shares will be on the basis of the relative net asset values of the respective shares to be exchanged. You may be able to exchange your shares for shares of a class having a different pricing structure if you are no longer eligible to purchase shares of the original class due to a change in your status. You will receive advance notice if your shares must be exchanged for another class of shares.

[margin] EXCHANGING SHARES
AMONG PORTFOLIOS WITH
DIFFERENT INVESTMENT OBJECTIVES
GIVES YOU THE OPPORTUNITY TO
KEEP YOUR GOALS IN SIGHT AS
YOUR LIFESTYLE AND NEEDS CHANGE.
FOR EXAMPLE, AS YOU GET CLOSER
TO RETIREMENT AGE, YOU MAY WANT
TO MOVE SOME OF YOUR INVESTMENT
DOLLARS INTO MORE CONSERVATIVE
FUNDS TO BETTER PROTECT YOUR
NEST EGG.


               BY AUTOMATIC EXCHANGE PLAN You can make automatic share exchanges once or twice a month. You can elect this service on the application, or request the service in writing to us. Your request must be signed by all registered owners of the account. Call 1-800-503-8923 for information.

               POINTS TO REMEMBER WHEN MAKING EXCHANGES Make sure you understand the investment objective of the Portfolio into which you are exchanging shares. The exchange service is not designed to give shareholders the opportunity to "time the market." It gives you a convenient way to change the balance between the accounts so that it more closely matches your overall investment objectives and risk tolerance level.

               . You can make an unlimited number of exchanges between the Portfolios. However, unless you are using the Automatic Exchange Plan, further exchanges may be suspended for the remainder of any calendar year during which you make more than four exchanges involving a single Portfolio. This limitation is designed to keep each Portfolio's asset base stable and to reduce its administrative expenses.
               . An exchange is treated as a sale of shares from one Portfolio and the purchase of shares in another Portfolio. Exchanges are taxable events. See "What About Taxes?" on page ____.
               . Exchanges into or out of the Portfolios are made at the next determined net asset value per share after we receive all necessary information for the exchange.
               . Exchanges are accepted only if the ownership registrations of both accounts are identical.
               . The Company reserves the right to reject any exchange request and to modify or terminate the exchange option at any time.

[margin] EXCHANGES ARE TREATED
THE SAME AS PURCHASES AND
REDEMPTIONS. THERE ARE TAX
CONSIDERATIONS YOU SHOULD
DISCUSS WITH YOUR TAX ADVISER.



               OTHER INVESTOR REQUIREMENTS AND SERVICES

               TAX IDENTIFICATION NUMBER You must furnish your taxpayer identification number and state whether or not you are subject to back-up withholding for prior under-reporting. If you don't furnish your tax I.D. number, redemptions or exchanges of shares, as well as dividends and capital gains distributions, will be subject to federal withholding tax.

               CHANGING YOUR ADDRESS To change the address on your account, please call us at 1-800-503-8923, or send us a written notification signed by all registered owners of your account. Include the name of your Portfolio(s), the account number(s), the name(s) on the account and both the old and new addresses. Within the first 30 days after an address change, telephone redemptions are permissible only if the redemption proceeds are wired or electronically transferred. See "How to Sell Shares" on page
               ____.

               SIGNATURE GUARANTEE When a signature guarantee is required, e.g. when the redemption amount is more than $50,000, the signature of each owner of record must be guaranteed by a bank or trust company (or savings bank, savings and loan association, or a member of a national stock exchange).

               This is required to comply with general stock transfer rules. You must obtain a written guarantee that states "Signature(s) Guaranteed" and is signed in the name of the guarantor by an authorized person. If you have any questions, call 1-800-503-8923.

                    Our policy to waive the signature guarantee for amounts of
               $50,000 or less can be amended or discontinued at any time. A signature guarantee may be required with regard to any particular redemption transaction.

[margin] THERE IS A LOT OF
ADMINISTRATIVE WORK IN
MAINTAINING YOUR ACCOUNT
SO WE REQUIRE THAT YOU
KEEP AT LEAST $500 IN EACH
PORTFOLIO ACCOUNT. OF
COURSE, YOU'RE FOR THE
LONG HAUL, SO IT'S TO YOUR
ADVANTAGE TO KEEP BUILDING
UP YOUR ACCOUNTS. THIS
GIVES YOUR MONEY A CHANCE
TO REALLY WORK FOR YOU.


               MINIMUM ACCOUNT BALANCES You must maintain a minimum balance of $500 in each Portfolio in which you own shares. If a Portfolio's value falls below $500, we will notify you. You will have 30 days to increase your balance to or above the minimum. If you do not increase your balance, we will redeem your shares and pay the value to you.

                    This minimum does not apply if you are actively contributing to that Portfolio through an Automatic Investment Plan. If your Portfolio is for a Pension or Retirement Savings Plan, we will exchange the balance to another Portfolio of your choice.

               HOW YOU WILL GET ONGOING INFORMATION ABOUT THE PORTFOLIOS We will send you a consolidated, quarterly statement of your account showing all transactions since the beginning of the current quarter. You can request a statement of your account activity at any time. Also, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transaction.

                    We will send you an annual report that includes audited
               financial statements for the fiscal year. It will include a list of securities in each Portfolio on that date. We will also send you a semi-annual report that includes unaudited financial statements for the previous six months. It will also include a list of securities in each Portfolio on that date.

                    We will send you a new prospectus each year. The Statement of Additional Information is also revised each year. We will send this to you only if you request it.

[margin] WE'LL KEEP YOU
INFORMED ABOUT HOW YOUR
INVESTMENTS ARE DOING WITH
QUARTERLY STATEMENTS AND
SEMI-ANNUAL AND ANNUAL REPORTS.


               HOW TO TRANSFER YOUR SHARES TO ANOTHER PERSON You can transfer ownership of your shares to another person or organization, or change the name on an account, by sending us written instructions. The request must be signed by all registered owners of your account. To change the name on an account, the shares must be transferred to a new account. If the amount transferred exceeds $50,000, the request must include a signature guarantee.

               See "Signature Guarantee" on page _____. This option is not available for Pension or Retirement Savings Plans. Please call us at 1-800-503-8923 for additional information.



               DIVIDENDS AND CAPITAL GAINS

                    We distribute substantially all of the Portfolios' net
               investment income in the form of dividends to you. The following table shows how often we pay dividends on each Portfolio.

               PORTFOLIO                                      DIVIDEND PAID
-----------------------------------------------------------------------------
Transamerica Premier Equity Portfolio                         Quarterly
-----------------------------------------------------------------------------
Transamerica Premier Equity Index Portfolio                   Quarterly
-----------------------------------------------------------------------------
Transamerica Premier Bond Portfolio                           Monthly
-----------------------------------------------------------------------------
Transamerica Premier Balanced Portfolio                       Quarterly
-----------------------------------------------------------------------------
Transamerica Premier Intermediate Government Portfolio        Monthly
-----------------------------------------------------------------------------
Transamerica Premier Cash Reserve Portfolio                   Monthly
-----------------------------------------------------------------------------

                    Although we pay dividends monthly on the Transamerica
               Premier Cash Reserve Portfolio, dividends are determined daily. You are entitled to receive dividends from this Portfolio beginning on the day after we receive your investment.

                    We distribute net capital gains, if any, on all of the
               Portfolios annually.

[margin] YOU'RE INVESTING IN
THE PORTFOLIOS BECAUSE YOU
WANT YOUR MONEY TO GROW.
THE INVESTMENT INCOME
GENERATED BY A PORTFOLIO
IS DISTRIBUTED TO YOU EITHER
AS DIVIDENDS OR CAPITAL GAINS,
OR BOTH. YOU CAN CHOOSE TO
REINVEST OR TAKE CASH,
ACCORDING TO THE THREE
OPTIONS DESCRIBED IN THIS
SECTION.


                    You can select from among the following distribution
               options:

                    . REINVESTED You can have all of your dividends and capital gains distributions reinvested in additional shares of the same or any other Portfolio. Unless you choose one of the other options, we will select this option for you automatically;
                    . CASH & REINVESTED You can choose to have either your dividends or your capital gains paid in cash and the other will be reinvested in additional shares in the same or any other Portfolio; or
                    . ALL CASH You can choose to have your dividends and capital gains distributions paid in cash.
                    We make distributions for each Portfolio on a per share
               basis to the shareholders of record as of the distribution date of that Portfolio. We do this regardless of how long the shares have been held. That means if you buy shares just before or on a record date, you will pay the full price for the shares and then you may receive a portion of the price back as a taxable distribution.

               WHAT ABOUT TAXES?

               FEDERAL TAXES* Dividends paid by a Portfolio from net investment income, the excess of net short-term capital gain over net long-term capital loss, and original issue discount or certain market discount income will be taxable to shareholders as ordinary income. Dividends paid by a Portfolio from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gains regardless of how long the shareholders have held their shares. These tax consequences will apply regardless of whether distributions are received in cash or reinvested in shares. Dividends to corporate shareholders are not generally expected to qualify for the corporate dividends-received deduction. We will notify you after each calendar year of the amount and character of distributions you received from each Portfolio for federal tax purposes.

[margin] GENERALLY, WHETHER OR
NOT YOU CHOOSE TO REINVEST
YOUR DIVIDENDS AND CAPITAL
GAINS OR TAKE THEM IN CASH,
THEY ARE CONSIDERED BY THE
IRS TO BE TAXABLE INCOME.


                    For IRA's and pension plans, dividends and capital gains are reinvested and not taxed until you receive a qualified
                              ---
               distribution from your IRA or pension plan.

                    You need to consider the tax implications of buying shares immediately prior to a distribution. Investors who purchase shares shortly before the record date for a distribution will pay a per share price that includes the value of the anticipated distribution. You will be taxed when you receive the distribution even though the distribution represents a return of a portion of the purchase price. You may want to call us at 1-800-503-8923 before your purchase. We'll tell you if a distribution is due.

                    Redemptions and exchanges of shares are taxable events which may represent a gain or a loss for the shareholder.

                    Individuals and certain other classes of shareholders may be subject to backup withholding of federal income tax on distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules. They may be subject to nonresident alien withholding on amounts considered ordinary dividends from the Portfolio.

                    When you sign your account application, you will be asked to certify that your social security or taxpayer identification number is correct. You will also be asked to certify that you are not subject to backup withholding for failure to report income to the Internal Revenue Service.

               PENSION AND RETIREMENT SAVINGS PROGRAMS   The tax rules
               applicable to participants and beneficiaries in Pension and Retirement Savings Programs vary according to the type of plan and the terms and conditions of the plan. In general, distributions from these plans are taxed as ordinary income. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits:

                    (1) distributions prior to age 59 1/2 (subject to certain exceptions);
                    (2) distributions that do not conform to specified commencement and minimum distribution rules;
                    (3) aggregate distributions in excess of a specified annual amount; and
                    (4)  in other specified circumstances.
               You should consult a qualified tax advisor for more information.

[margin] THERE ARE SPECIAL TAX
CONSIDERATIONS IF YOU ARE
TAKING A CASH DISTRIBUTION FROM
A PENSION PLAN AND ROLLING IT
OVER TO AN IRA IN ONE OF THE
PORTFOLIOS. YOU NEED TO DISCUSS
THIS WITH YOUR TAX ADVISER.


               OTHER TAXES In addition to federal taxes, you may be subject to state and local taxes on payments received from us. Depending on the state tax rules pertaining to a shareholder, a portion of the dividends paid by a Portfolio that come from direct obligations of the U.S. Treasury and certain agencies may be exempt from state and local taxes. Check with your own tax adviser regarding specific questions as to federal, state and local taxes.


               [footnote] *For each taxable year, we intend to qualify each Portfolio as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Qualifying regulated investment companies distributing substantially all of their ordinary income and capital gains are not subject to federal income or excise tax on any net investment income and net realized capital gains distributed to shareholders. However, the shareholders (you) are subject to tax on these distributions.



               SHARE PRICE

               HOW SHARE PRICE IS DETERMINED We value Portfolio securities, primarily traded on a domestic securities exchange or NASDAQ, at the last sale price on that exchange on the day the valuation is made. We take price information on listed securities from the exchange where the security is primarily traded. If no sale is reported, we use the mean of the latest bid and asked prices. We generally price securities traded over-the-counter the same way. When market quotations are not readily available, we value securities and other assets at fair value as determined in good faith by the Board.

[margin] THE PRICE OF YOUR SHARES
IS REFERRED TO AS THEIR NET ASSET
VALUE. WE CALCULATE THE NET ASSET
VALUE EACH DAY THE NEW YORK STOCK
EXCHANGE (THE "EXCHANGE") IS OPEN.


                    We will value all securities held by the Transamerica
               Premier Cash Reserve Portfolio, and any short-term investments of the other Portfolios that mature in 60 days or less, on the basis of amortized cost when the Board determines that amortized cost is fair value. Amortized cost involves valuing an investment at its cost and a constant amortization to maturity of any discount or premium, regardless of the effect of assuming movements in interest rates. For more information, see the Statement of Additional Information.

               WHEN SHARE PRICE IS DETERMINED The price of your shares is their net asset value. We determine the net asset value by calculating the total value of the Portfolio's assets, deducting total liabilities, and dividing the result by the number of shares outstanding. Except for the Transamerica Premier Cash Reserve Portfolio, we determine the net asset value only on days that the New York Stock Exchange (the "Exchange") is open. We determine the net asset value of the Transamerica Premier Cash Reserve Portfolio only on days that the Federal Reserve is open.

[margin] WHEN YOU BUY OR SELL
SHARES, YOU GET THE SHARE
PRICE THAT WE DETERMINE AT
THE CLOSE OF THE EXCHANGE ON
THE DAY WE RECEIVE YOUR
REQUEST. IF WE RECEIVE YOUR
REQUEST AFTER THE CLOSE OF
THE EXCHANGE, YOU GET THE
SHARE PRICE AT THE CLOSE OF
THE FOLLOWING DAY.


                    If we receive your investment or redemption request before the close of business on the Exchange, usually 4:00 p.m. Eastern time, your share price for that transaction will be the price we determine at the close of the Exchange that day. When investment and redemption requests are received after the Exchange is closed, we use the share price at the close of the Exchange the next day the Exchange is open. We consider investment and redemption requests by telephone to be received at the time of your telephone call, assuming you've given us all required information.

                    We consider purchase payments to be received only when your check, wire, or automatic investment funds are received by us along with all required information. We consider wired funds to be received on the day they are deposited in the Company's bank account. If you call us with wire instructions before the Exchange closes, we usually deposit the money that day.

               WHERE TO FIND INFORMATION ABOUT SHARE PRICE You can get the current net asset values of your Portfolios by calling us at 1-800-503-8923. The net asset value of each Portfolio may also be published in leading newspapers daily, once its net assets reach a certain amount.



               INVESTMENT ADVISER AND ADMINISTRATOR

               INVESTMENT ADVISER SERVICES The Investment Adviser is responsible for making investment decisions for the Portfolios. The Investment Adviser is also responsible for the selection of brokers and dealers to execute transactions for each Portfolio. Some of these brokers or dealers may be affiliated persons of the Company, the Investment Adviser, Administrator, or the Distributor.

               Since it is our policy to seek the best price and execution for each transaction, the Investment Adviser may give consideration to brokers and dealers who provide us with statistical information and other services in addition to transaction services. Additional information about the selection of brokers and dealers is provided in the Statement of Additional Information.

                    Trading decisions for each of the Portfolios described in
               this Prospectus are made by a team of expert managers and analysts headed by a team leader. The team leader is primarily responsible for the day-to-day decisions related to their Portfolio. They are supported by the entire group of managers and analysts. The team leader of any one Portfolio may be on another Portfolio team. The transactions and performance of the Portfolios are reviewed continuously by the Investment Adviser's senior officers.

                    Here's a listing and brief biography of the team leaders for each of the Portfolios:

               . TRANSAMERICA PREMIER EQUITY PORTFOLIO Glen E. Bickerstaff. Vice President, Senior Portfolio Manager and Director of Research, Transamerica Investment Services. B.S., University of Southern California, 1980. Vice President, Fish & Lederer Investment Counsel, 1986-1987. Vice President, Pacific Century Advisers, 1980-1986.

               . TRANSAMERICA PREMIER EQUITY INDEX PORTFOLIO Christopher J. Bonavico. Equity Trader & Analyst, Transamerica Investment Services. M.B.A., New York University, 1993. B.S., University of Delaware, 1987. Equity Research Analyst, Salomon Brothers, 1989-1993. Business Analyst, Planning & Financial Management, Chase Manhattan Bank, 1988-1989.

               . TRANSAMERICA PREMIER BOND PORTFOLIO Sharon K. Kilmer, C.F.A. Vice President and Senior Portfolio Manager, Transamerica Investment Services. Member of the Los Angeles Society of Financial Analysts. M.B.A., University of Southern California, 1982. B.A., University of Southern California (Magna Cum Laude, Phi Beta Kappa, recipient USC Midwest Alumnae Scholarship/Leadership Award), 1980. Joined Transamerica in 1982.

               .  TRANSAMERICA PREMIER BALANCED PORTFOLIO
                  BONDS  Sharon K. Kilmer, C.F.A. (see above).
                  STOCKS Jeffrey S. Van Harte, C.F.A. Vice President and Senior Portfolio Manager, Transamerica Investment Services. Member of San Francisco Society of Financial Analysts. B.A., California State University at Fullerton, 1980. Securities Analyst and Trader, Transamerica Investment Services, 1980-1984.

               . TRANSAMERICA PREMIER INTERMEDIATE GOVERNMENT PORTFOLIO AND TRANSAMERICA PREMIER CASH RESERVE PORTFOLIO Kevin J. Hickam, C.F.A. Assistant Vice President and Portfolio Manager, Transamerica Investment Services. Member of Los Angeles Society of Financial Analysts. M.B.A. Cornell University, 1989. B.S., California State University at Chico, 1984. Senior Accountant, Santa Clara Savings, 1984-1987.

               ADVISER FEE For its services to the Portfolios, the Investment Adviser receives an Adviser Fee. This fee is based on an annual percentage of the average daily net assets of each Portfolio. It is accrued daily, and paid monthly.

                    The annual fee percentages for the Transamerica Premier
               Equity Portfolio are .XX% on the first $1 billion of assets. This reduces to: .XX% on the next $1 billion; and finally .XX% on assets over $2 billion. The corresponding fee percentages for the Transamerica Premier Equity Index Portfolio are .XX%, .XX%, and .XX% respectively. The corresponding fee percentages for the Transamerica Premier Bond Portfolio are .XX%, .XX%, and .XX%, respectively. The corresponding fee percentages for the Transamerica Premier Balanced Portfolio are .XX%, .XX%, and .XX%, respectively. The corresponding fee percentages for the Transamerica Premier Intermediate Government Portfolio are .XX%, .XX%, and .XX%, respectively. The corresponding fee percentages for the Transamerica Premier Cash Reserve Portfolio are .XX%, .XX%, and .XX%, respectively.

                    The Investment Adviser will reduce the Adviser Fee each
               Portfolio must pay if the fee exceeds any state-imposed restrictive expense limitations. This excludes permissible items, such as brokerage commissions, Rule 12b-1 payments, interest, taxes and litigation expenses. The Investment Adviser may waive some or all of these fees from time to time at its discretion.

                    The Investment Adviser may from time to time reimburse the
               Portfolios for some or all of their operating expenses, including 12b-1 fees. Such reimbursements will increase a Portfolio's return. This is intended to make the Portfolios more competitive. This practice may be terminated at any time.

               ADMINISTRATOR SERVICES The Investment Adviser pays part of the Adviser Fee to the Administrator. The Administrator provides office space for the Company and pays the salaries, fees and expenses of all Company officers and those directors affiliated with Transamerica Corporation. Each Portfolio pays all of its expenses not assumed by the Administrator. This includes transfer agent and custodian fees and expenses, legal and auditing fees, printing costs of reports to shareholders, registration fees and expenses, 12b-1 fees, and fees and expenses of directors unaffiliated with Transamerica Corporation.



               PORTFOLIO INVESTMENT PROCEDURES

               BUYING AND SELLING SECURITIES In general, we purchase and hold securities for each Portfolio for capital growth, current income, or a combination of those purposes. However, we ordinarily buy and sell securities whenever we think it is appropriate in order to achieve the Portfolio's investment objective. Portfolio changes can result from liquidity needs, securities reaching a price objective, anticipated changes in interest rates, a change in the creditworthiness of an issuer, or from general financial or market developments. Because investment changes usually are not tied to the length of time a security has been held, a significant number of short-term transactions may result.

[margin] WE HAVE THE ABILITY
TO BUY AND SELL SECURITIES AS
OFTEN AS WE WISH IN ORDER TO
ACHIEVE THE PORTFOLIO'S
INVESTMENT OBJECTIVE.


                    We may sell one security and simultaneously purchase another of comparable quality. We may simultaneously purchase and sell the same security to take advantage of short-term differentials and bond yields. Or we may purchase individual securities in anticipation of relatively short-term price gains. The rate of securities turnover will not be a determining factor in these decisions. However, certain tax considerations can restrict our ability to sell securities in some circumstances when the security has been held for less than three months. Increased turnover results in higher costs. These costs result from brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. This can result in the acceleration of taxable gains.

                    Turnover for the insurance company separate accounts (as
               described under "Investment Adviser's Performance" on page _____), also managed by the Investment Adviser, has not been and will not be a consideration. The Investment Adviser buys and sells securities for each separate account whenever they believe it is appropriate to do so. The Transamerica Premier Portfolios are and will be managed in a substantially similar manner.

                    We cannot predict precisely the turnover rates for these new
               Portfolios, but we expect that the annual turnover rates will generally not exceed 50% for the Transamerica Premier Equity Portfolio, 200% for the Transamerica Premier Equity Index Portfolio, 100% for the Transamerica Premier Bond Portfolio, 50% for the Transamerica Premier Balanced Portfolio, and 300% for the Transamerica Premier Government Bond Portfolio. We expect the turnover rate for the Transamerica Premier Cash Reserve Portfolio to be zero for regulatory purposes. A 100% annual turnover rate would occur if all of a Portfolio's securities were replaced one time during a one year period. Short-term gains realized from turnover are taxable to shareholders as ordinary income, except for shares held in special tax-qualified accounts (such as IRA's or employer sponsored pension plans). In addition, higher turnover rates can result in corresponding increases in brokerage commissions and other transaction costs. We generally will not consider turnover rates in making investment decisions on behalf of any Portfolio consistent with the Portfolio's investment objective and policies.

                    For more information, see "What About Taxes?", on page ___, and the Statement of Additional Information.

               PORTFOLIO LENDING As a way to earn additional income, we may lend Portfolio securities to creditworthy persons not affiliated with the Portfolios. Such loans must be secured by cash collateral or by irrevocable letters of credit maintained on a current basis in an amount at least equal to the market value of the securities loaned. During the existence of the loan, we must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral. We must have the right to call the loan and obtain the securities loaned at any time on five days' notice. This includes the right to call the loan to enable the us to execute shareholder voting rights. Such loans cannot exceed one-third of the Portfolio's net assets taken at market value. Interest on loaned securities cannot exceed

               10% of the annual gross income of the Portfolio (without offset for realized capital gains). The lending policy described in this paragraph is a fundamental policy that can be changed only by a vote of a majority of shareholders.

                    Lending securities to broker-dealers and institutions could result in a loss or a delay in recovering the Portfolio's securities.

               BORROWING POLICIES OF THE PORTFOLIOS We can borrow money from banks or engage in reverse repurchase agreements, for temporary or emergency purposes. We can borrow up to one-third of a Portfolio's total assets. To secure borrowings, we can mortgage or pledge securities in an amount up to one-third of a Portfolio's net assets. If we borrow money, a Portfolio's share price may be subject to greater fluctuation until the borrowing is paid off. If we make additional investments while borrowings are outstanding, this may be considered a form of leverage.

               REPURCHASE AGREEMENTS We may enter into repurchase agreements with Federal Reserve System member banks or U.S. securities dealers. A repurchase agreement occurs when, at the time we purchase an interest-bearing debt obligation, the seller agrees to repurchase the debt obligation on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Portfolio's money is invested in the security. Since the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. Our risk is the ability of the seller to pay the agreed-upon price on the delivery date. If the seller is unable to make a timely repurchase, our expected proceeds could be delayed, or we could suffer a loss in principal or current interest, or incur costs in liquidating the collateral. We have established procedures to evaluate the creditworthiness of parties making repurchase agreements.

                    The securities underlying repurchase agreements are not
               subject to the restrictions applicable to maturity of the Portfolios or their securities.

                    We will not invest in repurchase agreements maturing in more than seven days if that would constitute more than 10% of its net assets when taking into account the remaining days to maturity of our existing repurchase agreements.

               WHEN-ISSUED SECURITIES We may sometimes purchase new issues of securities on a when-issued basis. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. We maintain a segregated account for each of the Portfolios consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments.

               SHORT SALES We may sell securities which we do not own, or intend to deliver to the buyer if we do own ("sell short") if, at the time of the short sale, we own or have the right to acquire an equal amount of the security being sold short at no additional cost. These transactions allow us to hedge against price fluctuations by locking in a sale price for securities we do not wish to sell immediately.

                    We may make a short sale when we want to sell a security we own at a current attractive price. This allows us to postpone a gain or loss for federal income tax purposes and to satisfy certain tests applicable to regulated investment companies under the Code. We will make short sales only if the total amount of all short sales does not exceed 10% of the Portfolio. This limitation can be changed at any time.

               MUNICIPAL OBLIGATIONS We may invest in municipal obligations for any Portfolio, except for the Transamerica Premier Equity Index Portfolio. This includes the equity Portfolios as part of their cash management techniques. In addition to the usual risks associated with investing for income, the value of municipal obligations can be affected by changes in the actual or perceived credit quality. The credit quality of a municipal obligation can be affected by, among other factors: a) the financial condition of the issuer or guarantor; b) the issuer's future borrowing plans and sources of revenue; c) the economic feasibility of the revenue bond project or general borrowing purpose; d) political or economic developments in the region or jurisdiction where the security is issued; and e) the liquidity of the security. Because municipal obligations are generally traded over the counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal issues can be enhanced by demand features which enable us to demand payment from the issuer or a financial intermediary on short notice.

               HIGH-YIELD ("JUNK") BONDS High-yield bonds (commonly called "junk" bonds) are lower-rated bonds that involve higher current income but also present a higher degree of credit risk. Credit risk is the risk that the issuer of the bonds will not be able to make interest or principal payment on time. If this happens, we would lose some of our income, and we could expect a decline in the market value of the securities affected. We need to carefully analyze the financial condition of companies issuing junk bonds. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments. But during an economic downturn or a period of rising interest rates, highly leveraged companies can have trouble making principal and interest payments, meeting projected business goals, and obtaining additional financing.

                    We may also invest in unrated debt securities. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain municipalities may decide not to pay the cost of getting a rating for their bonds. We analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, to determine whether to purchase unrated municipal bonds.

                    Unrated debt securities will be included in the 35% limit on non-investment grade debt of the applicable Portfolios, unless we deem such securities to be the equivalent of investment grade securities. See "Summary of Bond Ratings" on page _____ and the Statement of Additional Information for a description of bond rating categories.

               FOREIGN SECURITIES We may invest in foreign securities for each of the Portfolios, except the Transamerica Premier Equity Index Portfolio and Transamerica Premier Intermediate Government Portfolio. These investments are made through the purchase of American depositary receipts ("ADR's") evidencing ownership of the underlying foreign securities. ADR's are dollar-denominated and are issued by domestic banks or securities firms and traded in the U.S.

                    Investing in securities of foreign issuers involves
               different, and sometimes greater, risks than investments in securities of U.S. issuers. These include an increased risk of adverse political and economic developments, and, with respect to certain countries, the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of the funds or other assets of a Portfolio. These risks are discussed under "A Discussion About Risk" on page ____.

               OPTIONS, FUTURES, AND OTHER DERIVATIVES We may use options, futures, forward contracts, and swap transactions ("derivatives") for each of the Portfolios. However, we do not currently use, nor anticipate using, derivatives for the Transamerica Premier Cash Reserve Portfolio. We may seek to protect a Portfolio against potential unfavorable movements in interest rates or securities' prices by investing in derivatives. If those markets do not move in the direction we anticipate, we could suffer investment losses.

                    We may purchase and write call or put options on securities or on indexes ("options"). We may also enter into interest rate or index futures contracts for the purchase or sale of instruments based on financial indexes ("futures contracts"), options on futures contracts, forward contracts, and interest rate swaps and swap-related products. We use these instruments primarily to adjust a Portfolio's exposure to changing securities prices, interest rates, or other factors that affect securities values. This is an attempt to reduce the overall investment risk.

                    Risks in the use of derivatives include, in addition to
               those referred to above: a) the risk that interest rates and securities prices do not move in the directions being hedged against, in which case the Portfolio has incurred the cost of the derivative (either its purchase price or, by writing an option, losing the opportunity to profit from increases in the value of the securities covered) with no tangible benefit; b) imperfect correlation between the price of derivatives and the movements of the securities' prices or interest rates being hedged; c) the possible absence of a liquid secondary market for any particular derivative at any time; d) the potential loss if the counterparty to the transaction does not perform as promised; and e) the possible need to defer closing out certain positions to avoid adverse tax consequences.

                    More information on derivatives is contained in the
               Statement of Additional Information.

               MORTGAGE-BACKED AND ASSET-BACKED SECURITIES We may invest in mortgage-backed and asset-backed securities. The Transamerica Premier Bond Portfolio and the Transamerica Premier Intermediate Government Portfolio are more likely to invest in such securities than the other Portfolios. Mortgage-backed and asset-backed securities are generally pools of many individual mortgages or other loans. Part of the cash flow of these securities is from the early payoff of some of the underlying loans. The specific amount and timing of such prepayments is difficult to predict, creating "prepayment risk." For example, prepayments on Government National Mortgage Association ("GNMA's") are more likely to increase during periods of declining long-term interest rates because borrowers tend to refinance when interest rates drop. In the event of very high prepayments, we may be required to invest these proceeds at a lower interest rate, causing us to earn less than if the prepayments had not occurred. Prepayments will also limit our ability to participate in as much gain as one would expect with a comparable security not subject to prepayment.

               ZERO COUPON BONDS We may invest in zero coupon bonds and strips. Zero coupon bonds do not make regular interest payments. Instead, they are sold at a discount from face value. A single lump sum which represents both principal and interest is paid at maturity. Strips are debt securities whose interest coupons are taken out and traded separately after the securities are issued, but otherwise are comparable to zero coupon bonds. The market value of zero coupon bonds and strips generally is more sensitive to interest rate fluctuations than interest-paying securities of comparable term and quality.

               ILLIQUID SECURITIES We may invest up to 15% of a Portfolio's net assets in securities that are illiquid, except that the Transamerica Premier Cash Reserve Portfolio may only invest 10%. Securities are considered illiquid when there is no readily available market or when they have legal or contractual restrictions. Repurchase agreements which mature in more than seven days are included as illiquid securities. It may be difficult for us to sell these investments quickly for their fair market value.

                    Certain restricted securities that are not registered for
               sale to the general public but that can be resold to institutional investors under Rule 144A may not be considered illiquid. This is provided that a dealer or institutional trading market exists. The institutional trading market is relatively new. Liquidity of the Portfolios' investments could be impaired if trading for these securities does not further develop or declines. The Investment Adviser determines the liquidity of Rule 144A securities under guidelines approved by the Board.

               VARIABLE RATE, FLOATING RATE, OR VARIABLE AMOUNT SECURITIES We may invest in variable rate, floating rate, or variable amount securities for each Portfolio, except for the Transamerica Premier Equity Portfolio. These are short-term unsecured promissory notes issued by corporations to finance short-term credit needs. They are interest-bearing notes on which the interest rate generally fluctuates on a scheduled basis.

               INVESTMENTS IN OTHER INVESTMENT COMPANIES We may invest up to 10% of a Portfolio's total assets in the shares of other investment companies, but only up to 5% of its assets in any one other investment company. In addition, we cannot purchase more than 3% of the securities of any one investment company for any Portfolio. We intend to keep these investments to a minimum, since our investment returns are reduced by the other investment companies' own fees in addition to this Portfolio's fees.

               GENERAL INFORMATION

               TRANSAMERICA INVESTORS, INC. Transamerica Investors, Inc. was organized as a Maryland corporation on February 22, 1995. The Company is registered with the Securities and Exchange Commission under the 1940 Act as an open-end, diversified management investment company of the series type. Each Portfolio constitutes a separate series. Each series has two classes of shares, Investor Shares and Adviser Shares. The fiscal year-end of each of the Portfolios is December 31.

                    The Company is authorized to issue and sell multiple classes of shares for each of the Portfolios. The Company reserves the right to issue additional classes of shares in the future without the consent of shareholders, and can allocate any remaining unclassified shares or reallocate any unissued classified shares.

                    Except for the differences noted below and elsewhere in this
               Prospectus, each share of a Portfolio has equal dividend, redemption and liquidation rights with other shares of the Portfolios and when issued, is fully paid and nonassessable. Each share of each class represents an identical legal interest in the same investments of a Portfolio, except that Adviser Shares have higher distribution fees. Each class has certain other expenses related solely to that class. Each class will have exclusive voting rights under the 12b-1 distribution plan. In the event that a special meeting of shareholders is called, separate votes are taken by each class only if a matter affects, or requires the vote of, just that class. Although the legal rights of holders of each class of shares are identical, it is likely that the difference in expenses will result in different net asset values and dividends. The classes may have different exchange privileges.

                    As a Maryland corporation, the Company is not required to
               hold regular annual meetings of shareholders. Ordinarily there will be no shareholder meetings, unless requested by shareholders holding 10% or more of the outstanding shares, or unless required by the 1940 Act or Maryland law. You are entitled to cast one vote for each share you own of each Portfolio. At a special shareholders meeting, if one is called, issues that affect all the Portfolios in substantially the same way will be voted on by all shareholders, without regard to the Portfolios. Issues that do not affect a Portfolio will not be voted on by that Portfolio. Issues that affect all Portfolios, but in which their interests are not substantially the same, will be voted on separately by each Portfolio.

               CUSTODIAN AND TRANSFER AGENT Under a Custodian Agreement, State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, holds all securities and cash assets of the Portfolios, provides recordkeeping services, and serves as the Portfolios' custodian. State Street is authorized to deposit securities in securities depositories or to use services of sub-custodians.

                    Under a Transfer Agency Agreement, Boston Financial Data
               Services ("BFDS"), Two Heritage Drive, Quincy, Massachusetts 02171, serves as the Portfolios' transfer agent. The transfer agent is responsible for: a) opening and maintaining your account; b) reporting information to you about your account; c) paying you dividends and capital gains; and d) handling your requests for exchanges, transfers and redemptions.

[sidebar] BOSTON FINANCIAL DATA
SERVICES, ONE OF THE BIGGEST
AND MOST EXPERIENCED TRANSFER
AGENTS IN THE BUSINESS, HANDLES
ALL YOUR ACCOUNT TRANSACTIONS
AND PROVIDES REPORTS TO YOU
ABOUT YOUR ACCOUNT. FOR
INFORMATION ABOUT YOUR ACCOUNT,
CALL THE TRANSAMERICA INVESTORS
TEAM AT 1-800-503-8923.


               DISTRIBUTOR Transamerica Securities Sales Corporation ("TSSC") is the principal underwriter and distributor of the shares of each of the Portfolios. TSSC will distribute Investor Shares.

                    TSSC is a wholly-owned subsidiary of Transamerica Insurance
               Corporation of California, which is a wholly-owned subsidiary of Transamerica Corporation. TSSC is registered with the Securities and Exchange Commission as a broker-dealer. TSSC is also a member of the National Association of Securities Dealers, Inc.

               DISTRIBUTION PLAN Each Portfolio makes payments to TSSC according to a plan adopted to meet the requirements of Rule 12b-1 under the Investment Company Act of 1940. These fees accrue daily and are based on an annual percentage of the daily average net value of the assets represented by each class of shares.

                    The 12b-1 plan of distribution and related distribution
               contracts require the Portfolios to pay distribution and service fees to TSSC as compensation for its activities, not as reimbursement for specific expenses. If TSSC's expenses are more than its fees for any Portfolio, the Portfolio will not have to pay more than those fees. If TSSC's expenses are less than the fees, it will keep the excess. The Company will pay the distribution and service fees to TSSC until the distribution contracts are terminated or not renewed. In that event, TSSC's expenses over and above any fees through the termination date will be TSSC's sole responsibility and not the obligation of the Company. The Transamerica Investors, Inc. Board of Directors (the "Board") will annually review the distribution plan and contracts and TSSC's expenses for each class of shares.

                    For the Investor Shares class, there is an annual 12b-1
               distribution fee of .25% of the average daily net assets of the Investor shares of each Portfolio, except the Transamerica Premier Equity Index and Cash Reserve Portfolios. The distribution fee for the Equity Index and Cash Reserve Portfolios is .15%. This fee covers such expenses as preparation, printing and mailing of the Prospectus and Statement of Additional Information, as well as sales literature and other media advertising, and related expenses. It can also be used to compensate sales personnel involved with selling the Portfolios.

                    From time to time, and for one or more Portfolios within
               each class of Shares, the Board can reduce or waive any of these fees at its discretion. All or any portion of these fees may be paid by the Investment Adviser for the Company, at the discretion of the Investment Adviser.

               PERFORMANCE INFORMATION The Company may publish performance information about the Portfolios. Portfolio performance usually will be shown either as cumulative total return or average periodic total return compared with other mutual funds by public ranking services, such as Lipper Analytical Services, Inc. Cumulative total return is the actual performance over a stated period of time. Average annual total return is the hypothetical return, compounded annually, that would have produced the same cumulative return if the Portfolio's performance had been constant over the entire period. Each Portfolio's total return shows its overall dollar or percentage change in value. This includes changes in the share price and reinvestment of dividends and capital gains.

                    The performance of a Portfolio can also be measured in terms of yield. Each Portfolio's yield shows the rate of income the Portfolio earns on its investments as a percentage of the Portfolio's share price.

                    A Portfolio can also separate its cumulative and average
               annual total returns into income results and capital gains or losses. Each Portfolio can quote its total returns on a before-tax or after-tax basis.

                    The performance information which may be published for the
               Portfolios is historical. It is not intended to represent or guarantee future results. The value of your Portfolio shares can be more or less than their original cost when they are redeemed. For more information, see the Statement of Additional Information.

               MATERIAL LEGAL PROCEEDINGS There are no material legal proceedings to which the Company is subject, or to which the Investment Adviser, the Administrator, or the Distributor are subject which are likely to have a material adverse effect on their ability to perform their obligations to the Company, or on the Company itself.

               SUMMARY OF BOND RATINGS Following is a summary of the grade indicators used by two of the most prominent, independent rating agencies (Moody's Investors Service, Inc. and Standard & Poor's Corporation) to rate the quality of bonds. The first four categories are generally considered investment quality bonds. Those below that level are of lower quality, commonly referred to as "junk bonds."

                                                                 STANDARD &
                                                                 ----------
                    INVESTMENT GRADE                  MOODY'S    POOR'S
                    ----------------                  -------    ----------
                    Highest quality                   Aaa        AAA
                    High quality                      Aa         AA
                    Upper medium                      A          A
                    Medium, speculative features      Baa        BBB


                    LOWER QUALITY
                    -------------
                    Moderately speculative            Ba         BB
                    Speculative                       B          B
                    Very speculative                  Caa        CCC
                    Very high risk                    Ca         CC
                    Highest risk, may not be
                     paying interest                  C          C
                    In arrears or default             C          D

                    For more detailed information on bond ratings, including
               gradations within each category of quality, see the Statement of Additional Information.

               PENSION AND RETIREMENT SAVINGS PROGRAMS Following is a listing of Pension and Retirement Savings Programs.
               . 401(a), 401(k)', profit sharing, or money purchase pension plans (including KEOGH/HR 10 Plans) designed to benefit employees of corporations, partnerships, and sole proprietors.
               . Section 403(b)(7) (Tax-Sheltered Annuity) Plans for employees of educational organizations or other qualifying, tax exempt organizations.
               . Individual Retirement Account ("IRA"), or comparable program, for individuals and Simplified Employee Pension ("SEP") Plans for employers (including sole proprietors) and their employees.
               . Section 457 deferred compensation plans for employees of state governments and tax exempt organizations.
               . Employers' non-qualified plans or savings programs, that do not qualify for federal tax advantages.
               . Other retirement plans or savings programs allowed by the Board.

[sidebar] TRANSAMERICA PREMIER
PORTFOLIOS PROVIDE A GOOD
SELECTION OF FUNDS FOR YOUR
RETIREMENT OR SAVINGS NEEDS.

                                  TRANSAMERICA
                               PREMIER PORTFOLIOS
                                INVESTOR SHARES


NEW INVESTORS

For information on Transamerica Premier Portfolios call toll-free:

     1-800-[insert fulfillment]
and

Mail your application to:

     Transamerica Investors
     PO Box [insert box number]
     Boston, MA 02266-[xxxx]



CURRENT SHAREHOLDERS

For information on net asset values, make telephone transactions, etc. call toll-free:

     1-800-503-8923
or

Send your purchase, redemption and other requests to:

     Transamerica Investors
     PO Box 8520
     Boston, MA 02266-8520

                        PROSPECTUS:  ____________, 1995

                                 TRANSAMERICA
                              PREMIER PORTFOLIOS
                                ADVISER SHARES

YOUR GUIDE This guide (the "Prospectus") will provide you with helpful insights and details about the Transamerica Premier Portfolios. It is intended to give you what you need to know before investing. Please read it carefully and save it for future reference.

TRANSAMERICA INVESTORS Transamerica Investors, Inc. (also referred to as the Company or we, us, or our) is an open-end, diversified investment management company. We currently offer a mutual fund series, called Transamerica Premier Portfolios. Each Portfolio is managed separately and has its own investment objective, strategies and policies designed to meet different goals.

THE PREMIER PORTFOLIOS
 .  Transamerica Premier Equity Portfolio
 .  Transamerica Premier Equity Index Portfolio
 .  Transamerica Premier Bond Portfolio
 .  Transamerica Premier Balanced Portfolio
 .  Transamerica Premier Intermediate Government Portfolio
 .  Transamerica Premier Cash Reserve Portfolio

FOR ADDITIONAL INFORMATION AND ASSISTANCE For additional details about the Portfolios, you can call 1-800 [insert fulfill number], or write to Transamerica Investors, Inc., P.O. Box [insert box number], Boston, Massachusetts 02266- [insert code]. A free Statement of Additional Information (the "SAI") is available by calling the above number, which has been filed with the Securities and Exchange Commission. The SAI is a part of this Prospectus by reference.

LIKE ALL MUTUAL FUND SHARES, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE TRANSAMERICA PREMIER CASH RESERVE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

          CONTENTS

          SECTION                                                          PAGE
          THE PREMIER PORTFOLIOS AT A GLANCE ...........................

 [margin] HERE'S WHERE YOU CAN
 GET A QUICK OVERVIEW OF THE
 PORTFOLIOS' INVESTMENT
 OBJECTIVES, STRATEGIES, AND
 POLICIES, AND SEE IF YOU'RE
 THE TYPE OF INVESTOR WHO
 MIGHT BE INTERESTED IN THESE
 PORTFOLIOS.


          PORTFOLIO EXPENSES ...........................................
 [margin] ALL OF THE FEES AND
 EXPENSES ARE SPELLED OUT HERE,
 SO YOU CAN SEE HOW THESE COSTS
 COMPARE WITH OTHER FUNDS.


          THE MANAGEMENT TEAM ..........................................


          INVESTMENT ADVISER'S PERFORMANCE.........
 [margin] READ THIS SECTION FOR
 INFORMATION ABOUT THE INVESTMENT
 ADVISER, INCLUDING SOME INVESTMENT
 PERFORMANCE NUMBERS YOU CAN USE TO
 COMPARE WITH OTHER FUNDS.


          TRANSAMERICA PREMIER PORTFOLIOS IN DETAIL ....................
              Transamerica Premier Equity Portfolio ....................
              Transamerica Premier Equity Index Portfolio ..............
              Transamerica Premier Bond Portfolio ......................
              Transamerica Premier Balanced Portfolio ..................
              Transamerica Premier Intermediate Government Portfolio ...
              Transamerica Premier Cash Reserve Portfolio ..............
              What is Fundamental? .....................................


          A DISCUSSION ABOUT RISK ......................................
 [margin] YOUR TOLERANCE FOR RISK
 IS ONE MAJOR PART OF YOUR INVESTMENT
 DECISION. YOU SHOULD BE AWARE OF
 SEVERAL TYPES OF RISK RELATED TO THE
 PORTFOLIOS, WHICH ARE EXPLAINED IN
 THIS SECTION.


          SHAREHOLDER SERVICES .........................................
 [margin] WE OFFER A NUMBER OF
 SERVICES THAT MAKE INVESTING
 IN THE PORTFOLIOS SIMPLE AND
 EFFICIENT, LIKE OUR AUTOMATIC
 INVESTMENT PLAN. THIS SECTION
 LISTS AND DESCRIBES THESE
 SPECIAL SERVICES.


          OPENING YOUR ACCOUNT .........................................
 [margin] THESE SECTIONS CAN HELP
 YOU UNDERSTAND HOW THE TRANSAMERICA
 PREMIER PORTFOLIOS CAN BE EASILY
 AND CONVENIENTLY USED TO MEET
 YOUR NEEDS.

          HOW TO BUY SHARES ............................................

          HOW TO SELL SHARES ...........................................

          HOW TO EXCHANGE SHARES .......................................

          OTHER INVESTOR REQUIREMENTS AND SERVICES .....................

          DIVIDENDS AND CAPITAL GAINS ..................................
 [margin] ONE OF THE ADVANTAGES
 OF INVESTING IN MUTUAL FUNDS IS
 THE POTENTIAL TO RECEIVE DIVIDENDS
 AND/OR CAPITAL GAINS. YOU CHOOSE
 HOW YOU WANT TO RECEIVE THESE.


          WHAT ABOUT TAXES? ............................................

          SHARE PRICE ..................................................


          INVESTMENT ADVISER AND ADMINISTRATOR .........................

          PORTFOLIO INVESTMENT PROCEDURES ..............................

          GENERAL INFORMATION ..........................................

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SECURITIES IN ANY STATE OR OTHER JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER IN SUCH STATE OR OTHER JURISDICTION.



               THE PREMIER PORTFOLIOS AT A GLANCE

                    The Transamerica Premier Portfolios consist of six
               Portfolios with different investment objectives and risk levels, which invest in a range of securities types. There is no guarantee that these investment objectives will be met. These short descriptions will give you a summary of each Portfolio. A more detailed description for each Portfolio is in "Transamerica Premier Portfolios in Detail" on page____. The Portfolios are listed in order of most to least risk.

               TRANSAMERICA PREMIER EQUITY PORTFOLIO
               . We seek to maximize long-term capital appreciation for this Portfolio.

               . We invest primarily in common stocks of high quality growth companies that we consider to be undervalued in the stock market.

               . The Portfolio is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.

               TRANSAMERICA PREMIER EQUITY INDEX PORTFOLIO
               . We seek to track the performance of the Standard & Poor's 500 Composite Stock Price Index, also known as the S&P 500 Index, for this Portfolio.

               . We attempt to reproduce the overall investment characteristics of the S&P 500 Index by using a combination of management techniques. Our stock purchases reflect the S&P 500 Index, but we make no attempt to forecast general market movements.

               . The Portfolio is intended for investors who wish to participate in the overall growth of the economy, as reflected by the domestic stock market. Investors should have the perspective, patience, and financial ability to take on average stock market volatility in pursuit of long-term capital growth.

               TRANSAMERICA PREMIER BOND PORTFOLIO
               . We seek to achieve a high total return (income plus capital changes) consistent with preservation of principal for this Portfolio.

               . We invest primarily in a diversified selection of investment grade corporate and government bonds and mortgage-backed securities.

               . The Portfolio is intended for investors who have the perspective, patience, and financial ability to take on above-average bond price volatility in pursuit of a high total return produced by income from longer-term securities and capital changes from undervalued credit strength.

               TRANSAMERICA PREMIER BALANCED PORTFOLIO
               . We seek to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds, and cash (or cash equivalents) for this Portfolio.

               . We invest in a diversified selection of common stocks, bonds, and money market instruments and other short-term debt securities.

               . The Portfolio is intended for investors who wish to participate in both the equity and debt markets, but who wish to leave the allocation of the balance between them to professional management. Investors should have the perspective, patience, and financial ability to take on average market volatility in pursuit of long-term total return that balances capital growth and current income.

               TRANSAMERICA PREMIER INTERMEDIATE GOVERNMENT PORTFOLIO
               . We seek to achieve a high level of current income with the security of investing in government securities for this Portfolio.

               . We generally invest in securities with an expected average life at time of purchase of less than 10 years. These securities are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or its political subdivisions.

               . The Portfolio is intended for investors who wish to earn higher income than is available from money market funds. Investors should have the perspective and patience to accept lower income than they would from longer-term bond funds for the advantage of relatively low market and credit risk over the long term.

               TRANSAMERICA PREMIER CASH RESERVE PORTFOLIO
               . This is a money market fund. We seek to maximize current income consistent with liquidity and preservation of principal for this Portfolio.

               . We invest primarily in high quality U.S. dollar-denominated money market instruments with remaining maturities of 13 months or less.

               . The Portfolio provides a low risk, relatively low cost way to maximize current income through high quality money market securities that offer stability of principal and liquidity. This Portfolio may be a suitable investment for temporary or defensive purposes and may also be appropriate as part of an overall long-term investment strategy.

 [margin] TO MAKE AN INVESTMENT
 IN ONE OR MORE OF THESE PORTFOLIOS,
 SEE "OPENING YOUR ACCOUNT" ON
 PAGE _____.



 SHARES OF THESE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, AND ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY. THESE PORTFOLIOS INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.



               PORTFOLIO EXPENSES

                    Each Portfolio bears the costs of its operations. These
               costs include, but are not limited to, fees for investment adviser, distribution, shareholder service, independent directors, professional and brokerage services, security pricing services, custody, transfer agency, recordkeeping services, pension plan services, insurance, federal and state registration, amortized expenses, taxes, and any other extraordinary expenses.

                     Each Portfolio is available in two classes of shares:
               Investor Shares and Adviser Shares. Each class of shares will be charged separately for expenses related solely to that class. Each class of shares may have different sales charges and other expenses, which may affect performance. General Portfolio expenses that are not class-specific will be allocated between the classes based on the net assets of each class. This Prospectus describes only Adviser Shares.

               ADVISER SHARES Adviser Shares are available only for Pension and Retirement Savings Programs and institutional investors, and only from registered representatives of Transamerica Financial Resources, Inc. ("TFR"), or other registered broker-dealers authorized by the Board of Directors and TSSC. Individual investors can buy this class of shares only for an Individual Retirement Program ("IRA") or through a program sponsored by their employer, that is offered by a registered representative (i.e. broker). For a listing of applicable Pension and Retirement Savings Programs, see "Pension and Retirement Savings Programs" on page ____.

                    Investor Shares are sold directly to individuals, companies,
               Pension and Retirement Savings Programs, and other institutional investors from Transamerica Securities Sales Corporation ("TSSC"), the Distributor. For a free prospectus about Investor Shares, call 1-800 [add fulfillment number].

               EXPENSES The following tables summarize actual transaction expenses and anticipated operating expenses. The purpose of the tables is to assist you in understanding the varying costs and expenses you will bear directly or indirectly.

                       SHAREHOLDER TRANSACTION EXPENSES

                                                  EQUITY                        INTERM    CASH
TRANSACTION EXPENSES/1/                 EQUITY    INDEX     BOND      BALANCED  GOVERN    RESERVE
--------------------------------------------------------------------------------------------------
Sales Charge on Purchases               None/2/   None/2/   None/2/   None/2/   None/2/   None/2/
--------------------------------------------------------------------------------------------------
Redemption Fee                          None/3/   None/3/   None/3/   None/3/   None/3/   None/3/
--------------------------------------------------------------------------------------------------
Sales Charge on Reinvested Dividends    None      None      None      None      None      None
--------------------------------------------------------------------------------------------------
Exchange Fee                            None      None      None      None      None      None
--------------------------------------------------------------------------------------------------
Contingent Deferred Sales Charge        None      None      None      None      None      None
--------------------------------------------------------------------------------------------------

 [margin] SHAREHOLDER TRANSACTION
 EXPENSES ARE CHARGES YOU PAY AT THE
 TIME YOU BUY OR SELL SHARES IN A
 PORTFOLIO.


                 ESTIMATED ANNUAL PORTFOLIO OPERATING EXPENSES
                         (as a percent of net assets)

                                                                         TOTAL
                                                                       OPERATING
                                                                        EXPENSES
                                    ADVISER     12B-1      OTHER       AFTER REIM-
 PORTFOLIO                          FEE/4/      FEE/5/   EXPENSES/6/   BURSEMENT/7/

 Premier Equity                     X.XX %      1.00%      0.50%        X.XX %
 -----------------------------------------------------------------------------------
 Premier Equity Index               X.XX %      0.90%      0.25%        X.XX %
 -----------------------------------------------------------------------------------
 Premier Bond                       X.XX %      1.00%      0.50%        X.XX %
 -----------------------------------------------------------------------------------
 Premier Balanced                   X.XX %      1.00%      0.40%        X.XX %
 -----------------------------------------------------------------------------------
 Premier Intermediate Government    X.XX %      1.00%      0.30%        X.XX %
 -----------------------------------------------------------------------------------
 Premier Cash Reserve               X.XX %      0.15%      0.20%        X.XX %
 -----------------------------------------------------------------------------------

                                    EXAMPLE
Using the above tables of transaction expenses and operating expenses/8/, you would pay the following expenses based on a $1,000 investment. The expenses shown assume a 5% annual return. The expenses are the same whether or not you redeem your shares at the end of each time period.


               PORTFOLIO                           1 YEAR  3 YEARS
             -------------------------------------------------------
               Premier Equity                       $23      $70
             -------------------------------------------------------
               Premier Equity Index                 $15      $46
             -------------------------------------------------------
               Premier Bond                         $21      $64
             -------------------------------------------------------
               Premier Balanced                     $22      $67
             -------------------------------------------------------
               Premier Intermediate Government      $18      $55
             -------------------------------------------------------
               Premier Cash Reserve                 $ 7      $22
             -------------------------------------------------------

 [margin] ANNUAL PORTFOLIO OPERATING
 EXPENSES ARE PAID AT A DAILY RATE
 OUT OF THE PORTFOLIO'S ASSETS. WE
 CALCULATE THE SHARE PRICE AND ANY
 DIVIDENDS AFTER THESE EXPENSES ARE
 PAID.



 THE INFORMATION CONTAINED IN THE ABOVE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. THE ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

 [footnotes]
 1. We may assess an annual fee against accounts used as IRA's or SEP's. For more information on this fee, see "Pension and Retirement Savings Programs" on page _____ .

 2. Although there is no sales charge, there is a 12b-1 fee. Over a long period of time, the total amount of 12b-1 fees paid may exceed the amount of another fund's sales charges.

 3. We will charge a fee of $8 if you request the money to be wired. See "How to Sell Shares" on page ____.

 4. See "Adviser Fee" on page ____.

 5. 12b-1 fees are asset-based charges to compensate brokers and other sales people. They also cover costs of advertising and marketing the Portfolios. The 12b-1 fee includes a service fee to compensate sales people for expenses in providing ongoing shareholder information and advice and related expenses. For more information on 12b-1 fees, see "Distribution Plan" on page ____.

 6. "Other Expenses" are those incurred after any reimbursements to the Portfolio by the Investment Adviser. See "The Management Team" on page ____. Other expenses include expenses not covered by the adviser fee or the 12b-1 fee. See "Distribution Plan" on page ____. This can include fees and expenses attributable solely to a particular class of shares, such as those for transfer agent, administrative personnel, and pension plan services,; preparing, printing, mailing and distributing materials to shareholders of a particular class; state and federal registration fees; legal and accounting fees; directors' fees and expenses incurred as a result of issues relating solely to a class; and fees and payments for specific class services including account maintenance, dividend disbursing or subaccounting services; or administration of a dividend reinvestment, systematic investment or withdrawal plan.

 7. Total operating expenses include adviser fees, 12b-1 fees, and other expenses that a Portfolio incurs. For the first few years of the Company's operation, the Investment Adviser has agreed to waive their Adviser Fee and assume any other operating expenses for each Portfolio which together in any year exceed a specified percentage of the average daily net assets of that Portfolio. The specified percentages are X.XX % for the Premier Equity Portfolio, X.XX % for the Premier Equity Index Portfolio, X.XX % for the Premier Bond Portfolio, X.XX % for the Premier Balanced Portfolio, X.XX % for the Premier Intermediate Government Portfolio, and X.XX % for the Premier Cash Reserve Portfolio.

     Without any expense reimbursement by the Investment Adviser, the estimated total operating expenses for the first year of the Portfolios' operation are X.XX %, X.XX %, X.XX %, X.XX %, X.XX % and X.XX %, respectively.

 8. The expenses in the example assume no fees for IRA or SEP accounts, nor any fees for wire transfers.

               THE MANAGEMENT TEAM

                    Responsibility for the management and supervision of the
               Company and its Portfolios rests with the Board of Directors of Transamerica Investors, Inc. (the "Board").

                    The Portfolios' investment adviser is Transamerica
               Investment Services, Inc. (the "Investment Adviser"), 1150 S. Olive Street, Los Angeles, California 90015. The Investment Adviser will: (1) supervise and manage the investments of each Portfolio and direct the purchase and sale of its investments; and (2) insure that investments follow the investment objective, strategies, and policies and comply with government regulations. For more information on Portfolio management, see "Investment Adviser and Administrator Services" on page ____.

                    The Portfolios' administrator is Transamerica Occidental
               Life Insurance Company (the "Administrator"), 1150 S. Olive Street, Los Angeles, California 90015. The Administrator will:
               (1) provide the Portfolios with administrative and clerical services, including the maintenance of the Portfolios' books and records; (2) register the Portfolio shares with the Securities and Exchange Commission (the "SEC") and arrange periodic updating of the Portfolios' prospectus; (3) provide proxy materials and reports to Portfolio shareholders and the SEC; and (4) provide the Portfolios with adequate office space and all necessary office equipment and services. The Administrator also provides services for the registration of Portfolio shares with those states and other jurisdictions where its shares are offered or sold.

                    The Investment Adviser and the Administrator are subject to the direction of the Board.

                    Transamerica Occidental Life Insurance Company is a wholly owned subsidiary of Transamerica Insurance Corporation of California. Both Transamerica Insurance Corporation of California and Transamerica Investment Services, Inc. are wholly owned subsidiaries of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111, one of the nation's largest financial services companies.



               INVESTMENT ADVISER'S PERFORMANCE

                    Because Transamerica Investors, Inc. is a new mutual fund
               company this year (1995), there is no past performance information available for the Premier Portfolios. However, the Investment Adviser, Transamerica Investment Services, Inc., has been successfully managing six segregated investment accounts (or "separate accounts") for pension clients of Transamerica affiliate companies for over ten years. The Investment Adviser's outstanding performance in managing these investments was a key factor in our decision to offer mutual funds to the public.

 [margin] THE PERFORMANCE FIGURES
 SHOWN HERE ARE FOR SIX INVESTMENT
 FUNDS WHICH HAVE THE SAME INVESTMENT
 ADVISER AND USE THE SAME BASIC
 INVESTMENT STRATEGIES AS THE

 CORRESPONDING PREMIER PORTFOLIOS.
 THIS WILL GIVE YOU A FEELING FOR THE
 INVESTMENT ADVISER'S INVESTMENT
 TRACK RECORD.

                    The six separate accounts managed by the Investment Adviser have substantially the same investment objectives and policies and use the same investment strategies and techniques as the similarly named Portfolios described in this Prospectus. The same Investment Adviser that manages the separate accounts also manages the corresponding Portfolios in the table below.

                    For comparison purposes, the six separate accounts match up to the Premier Portfolios as follows:


     SEPARATE ACCOUNTS                   PREMIER PORTFOLIOS
     -----------------                   ------------------
     Equity Separate Account             Transamerica Premier Equity Portfolio
     Equity Index Separate Account       Transamerica Premier Equity Index
                                         Portfolio
     Bond Separate Account               Transamerica Premier Bond Portfolio
     Balanced Separate Account           Transamerica Premier Balanced Portfolio
     Government Bond Separate Account    Transamerica Premier Intermediate
                                                Government Portfolio
     Cash Management Separate Account    Transamerica Premier Cash Reserve
                                         Portfolio

     The following table shows how the separate accounts' annualized performance compares to recognized industry indexes over the last one-year, three-year, and five-year periods.

                         SEPARATE ACCOUNT PERFORMANCE*

                                                                            SINCE
 SEPARATE ACCOUNT OR INDEX                   1 YEAR   3 YEARS   5 YEARS   INCEPTION**

---------------------------------------------------------------------------------------
 Equity Separate Account                       4.06%    14.27%   19.10%        17.84%
---------------------------------------------------------------------------------------
 S&P 500 Index                                 1.32%     6.28%    8.70%         8.48%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
 Equity Index Separate Account                 1.06%     5.70%    7.97%        11.85%
---------------------------------------------------------------------------------------
 S&P 500 Index                                 1.32%     6.28%    8.70%        12.08%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
 Bond Separate Account                        -5.73%     6.41%    8.95%        12.41%
---------------------------------------------------------------------------------------
Lehman Brothers Government/Corporate Index    -3.51%     4.85%    7.71%         9.85%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
 Balanced Separate Account                     2.92%     - -      - -           7.77%
---------------------------------------------------------------------------------------
 60% S&P 500 Index and 40% Lehman             -0.61%     - -      - -           2.66%
 Brothers Government/Corporate Index
---------------------------------------------------------------------------------------
 Government Bond Separate Account             -3.46%     - -      - -           1.37%
 Lehman Brothers Intermediate Government      -1.74%     - -      - -           3.27%
 Index
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
 Cash Management Separate Account              3.74%     3.25%    4.66%         6.99%
---------------------------------------------------------------------------------------
 IBC/Donoghue First Tier Index                 3.68%     3.20%    4.61%         6.93%
---------------------------------------------------------------------------------------

     * Figures are as of 12/31/94 - - Prior to separate account inception ** Inception dates: Equity - 9/30/87; Indexed Equity - 10/1/86; Bond -
         5/1/83;
             Balanced - 4/1/93; Government Bond - 11/10/92; Cash Management - 1/3/82

                    The Investment Adviser has had a history of successfully
               investing in the three basic investment categories: equity, bond, and money markets. Below are graphs of the three separate accounts representing those categories, showing their performance since inception compared with the performance of recognized industry indexes for each investment category.

                    The following graph shows that $1,000 invested in the Equity
               Separate Account at its inception on October 1, 1987 would have grown to about $3,300 as of December 31, 1994. This is equivalent to a 17.84% return per year. By comparison $1,000 invested at the same time in S&P 500 Index securities would have yielded only about $1,800. The S&P 500 Index is a selection of 500 common stocks designed to be a benchmark for the equity market in general.




           [GRAPH TRANSAMERICA EQUITY SPERATE ACCOUNT APPEARS HERE]





                    The following graph shows that $1,000 invested in the Bond
               Separate Account at its inception on May 1, 1983 would have grown to about $3,900 as of December 31, 1994. This is equivalent to a 12.41% return per year. By comparison $1,000 invested at the same time in Lehman Brothers Government/ Corporate Index securities would have yielded only about $3,000. The Lehman Brothers Government/Corporate Index is a mixture of both corporate and government bonds with maturities of 10 years or longer that are rated investment grade or higher by Moody's or Standard & Poor's.

                 [GRAPH OF TRANSAMERICA BOND SEPERATE ACCOUNT]






                    The following graph shows that $1,000 invested in the Cash
               Management Separate Account at its inception on January 3, 1982 would have grown to about $2,406 as of December 31, 1994. This is equivalent to a 6.99% return per year. And $1,000 invested at the same time in IBC/Donoghue First Tier Index securities would have yielded about $2,388. The IBC/Donoghue First Tier Index is a composite of taxable money market funds that meet the SEC's definition of first tier securities.





           [GRAPH OF TRANSAMERICA CASH MANAGEMENT SEPARATE ACCOUNT]

                    Performance for the separate accounts are shown after
               reduction for investment management and administrative charges. The industry indexes shown in the above graphs are used for comparison purposes only. They are unmanaged indexes that have no management fees or expense charges, and they are not available for investment. Yield figures are based on historical earnings. They are not intended to indicate future performance.

                    As you can see, the separate accounts have good long-term
               performance records compared with the indexes. Keep in mind the Premier Portfolios' performance may differ from the separate accounts' performance. Some reasons for this difference are timing of purchases and sales, availability of cash for new investments, brokerage commissions, account expenses, and diversification of securities. It's possible that by using different performance-determining methods than we've used here, the results could vary. You should not rely on this performance data when deciding whether to invest in a particular Premier Portfolio. Past performance of the separate accounts is no guarantee of future results for the Portfolios.



               TRANSAMERICA PREMIER PORTFOLIOS IN DETAIL

               PORTFOLIO OBJECTIVES, STRATEGIES AND POLICIES The investment objectives, strategies, and policies of each Portfolio are described below. There is also a section for each Portfolio giving some points to consider when investing in that Portfolio's shares. The "Some Points to Consider When Investing" section is designed to suggest circumstances for investing in that Portfolio, and give you a better understanding of the Portfolio.


               TRANSAMERICA PREMIER EQUITY PORTFOLIO

               INVESTMENT OBJECTIVE    We seek to maximize long-term capital
               appreciation for this Portfolio.

               INVESTMENT STRATEGIES AND POLICIES We invest primarily in common stocks of high quality growth companies that we consider to be undervalued in the stock market. These are companies whose managements have demonstrated their outstanding capabilities through a combination of superior track records and well-defined plans for the future.

                    We also select companies for their potential for growth
               based upon trends in the U.S. economy. Some major trends have included: a) the aging of baby boomers; b) the worldwide environmental movement; c) the shift toward financial assets rather than real estate or other tangible assets; and d) the continuing increase in U.S. productivity.

 [margin] FOR THE TRANSAMERICA
 PREMIER EQUITY PORTFOLIO, WE
 GENERALLY FOCUS ON GROWTH STOCKS,
 PRIMARILY OF MEDIUM-SIZED COMPANIES.

                    We focus on growth stocks for this Portfolio. Portfolio
               holdings will generally be stock of medium-sized companies based on stock market capitalization. These are companies that generally have in the range of $300 million to $5.2 billion of market value of their common stock outstanding. Although we invest primarily in common stocks, we may also invest in preferred stocks, warrants, and bonds convertible into common stocks. For temporary or defensive purposes, or for liquidity purposes, we may also invest in cash and cash equivalents. As part of the management of cash and cash equivalents and to help maintain liquidity, we may purchase and sell the same kind of money market and other short term instruments and debt securities as we do for the Transamerica Premier Cash Reserve Portfolio. See "Transamerica Premier Cash Reserve Portfolio" on page ____ .

                    We may buy foreign securities and other instruments if they meet the same criteria described above for the Portfolio's investments in general. We may invest as much as 20% of its assets in foreign securities. At times the Portfolio may have no foreign investments. Foreign securities we purchase will be those traded on the U.S. exchanges as American depositary receipts ("ADR's"). ADR's are registered stocks of foreign companies which trade on U.S. stock exchanges. They are listed in U.S. dollar values which avoids currency transfers and foreign taxes on dividends and capital gains.

               SOME POINTS TO CONSIDER WHEN INVESTING Since we invest primarily in common stocks, our investments are subject to price volatility. Price volatility means that stock prices can go up or down due to a variety of economic and market conditions.

 [margin] STOCK PRICES GO UP AND DOWN,
 ESPECIALLY OVER A SHORT-TERM HORIZON.
 SO IF YOU INVEST IN THE TRANSAMERICA
 PREMIER EQUITY PORTFOLIO YOU SHOULD
 BE WILLING TO ACCEPT THESE KINDS OF
 PRICE SWINGS WHILE FOCUSING ON THE
 LONG-TERM INVESTMENT OBJECTIVE.


                    Medium-sized company stocks historically have been somewhat more volatile than the stock market as a whole. This is likely due to: a) a lower degree of liquidity in the markets for medium-sized company stocks; b) the less certain growth prospects of medium-sized firms; and c) the smaller dividends generally paid by these companies.

                    However, we attempt to lessen these risks by focusing on the potential for each prospective holding (a "bottom up" approach) rather than the economic and business cycle (a "top down" approach). The Portfolio is constructed one stock at a time. Each stock passes through our research process and stands on its own merits as a viable investment. Based on company and industry fundamental analysis, these stocks are poised for growth. A rising market will tend to provide significant opportunities for that growth to occur. We consider these stocks to have stable inherent value under most circumstances. They will tend to be better protected in a general declining market.

                    The Portfolio is intended for investors who have the
               perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth. Because of the uncertainty associated with common stock investments, the Portfolio is intended to be a long-term investment. It should not be used for speculating on short-term stock market movements.


               TRANSAMERICA PREMIER EQUITY INDEX PORTFOLIO

               INVESTMENT OBJECTIVE We seek to track the performance of the Standard & Poor's 500 Composite Stock Price Index, also known as the S&P 500 Index (the "Index"), for this Portfolio.

               INVESTMENT STRATEGIES AND POLICIES We attempt to reproduce the overall investment characteristics of the Index by using a combination of management techniques. We buy a combination of common stocks, stock index futures, options on futures, and short term instruments in varying proportions. Our stock investment decisions are based solely on the market proportions of securities which are included in the Index. The only exception is that Transamerica Corporation common stock will not be purchased. Our stock purchases reflect the Index, but we make no attempt to forecast general market movements.

 [margin] THE TRANSAMERICA PREMIER
 EQUITY INDEX PORTFOLIO IS A EASY
 WAY FOR YOU TO INVEST IN THE OVERALL
 STOCK MARKET SINCE THE PORTFOLIO WILL
 TRACK THE 500 STOCKS IN THE S&P 500.


                    The Index is an unmanaged index which assumes reinvestment of dividends and is generally considered representative of U.S. large capitalization stocks. The Index is composed of 500 common stocks of large-capitalization companies that are chosen by Standard and Poor's Corporation on a statistical basis. The inclusion of a stock in the Index in no way implies that Standard & Poor's Corporation believes the stock to be an attractive investment. The 500 stocks, most of which trade on the New York Stock Exchange, represent approximately 70% of the market value of all U.S. common stocks. Each stock in the Index is weighted by its market value.

                    Because of the market value weighting, the 50 largest
               companies in the Index currently account for approximately 50% of the Index. Typically, companies included in the Index are the largest and most dominant firms in their respective industries. As of December 30, 1994, the five largest companies in the Index were: General Electric (2.6%), AT&T Corporation (2.4%), Exxon Corporation (2.3%), Coca Cola (2.0%), and Royal Dutch Petroleum (1.7%).

                    We may invest in instruments, other than common stocks,
               whose return depends on stock market prices. These are the most basic and well understood of "derivative" instruments. They include stock index futures contracts, options on indexes, options on futures contracts, and debt securities - each of whose returns are linked to the returns of the S&P 500 Index. These investments would be made primarily to help the Portfolio match the total return of the Index. Purchase of futures and options requires only a small amount of cash to cover the Portfolio's position and approximate the price movement of the Index. Any cash which we do not invest in stocks or in futures and options we invest in debt securities to approximate the dividend yield of the Index and to cover the Portfolio's open positions in the S&P 500

               Index derivatives. These debt securities can include non-investment grade bonds (commonly called "junk bonds") up to a maximum of 20% of the Portfolio's net assets. Such investments can involve additional interest rate and credit risks. For more information on non-investment grade bonds and derivatives, see the sections on "High-Yield ('Junk') Bonds" and "Options, Futures, and Other Derivatives" on pages ______ of the Prospectus, and also in the Statement of Additional Information.

                    The Transamerica Premier Equity Index Portfolio is not
               sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. S&P's only relationship to the Transamerica Premier Equity Index Portfolio is the licensing of the S&P marks and the S&P 500 Index.

               SOME POINTS TO CONSIDER WHEN INVESTING The performance of the Transamerica Premier Equity Index Portfolio will reflect the performance of the S&P 500 Index although it may not match it precisely. Generally, when the Index is rising, the value of shares in the Portfolio should also rise. When the market is declining, the value of shares should also decline. The Index's returns are not reduced by investment or operating expenses. So, our ability to match the Index will be hampered by the cost of buying and selling stocks and other expenses. Those expenses are low, however, compared to most actively managed equity funds. Over the long term, the Portfolio's total return is targeted to 100% of the Index. In the event the Portfolio does not achieve at least 95% of the return of the Index in any year, the Board will consider what actions should be taken.

 [margin] WE ATTEMPT TO MATCH THE
 TOTAL RETURN OF THE S&P 500 INDEX,
 BUT MAY NOT MATCH IT EXACTLY. THIS
 IS PARTLY BECAUSE WE MUST DEDUCT
 EXPENSES AND FEES FROM OUR PORTFOLIO'S
 RETURNS, BUT THE INDEX ONLY USES
 GROSS STOCK RETURNS WITHOUT DEDUCTING
 ANY EXPENSES.


                    The Portfolio is intended for investors who wish to
               participate in the overall growth of the economy, as reflected by the domestic stock market. By owning shares of the Portfolio, you indirectly own shares of the largest companies, according to their proportional representation in the Index. Investors should have the perspective, patience, and financial ability to take on average stock market volatility in pursuit of long-term capital growth. Because of the uncertainty associated with common stock investments, the Portfolio is intended to be a long-term investment. It should not be used for speculating on short-term stock market movements.


               TRANSAMERICA PREMIER BOND PORTFOLIO

               INVESTMENT OBJECTIVE We seek to achieve a high total return (income plus capital changes) consistent with preservation of principal for this Portfolio.

               INVESTMENT STRATEGIES AND POLICIES We invest in a diversified selection of corporate and government bonds and mortgage-backed securities. Through our proprietary evaluation and market research, we identify bonds whose potential to outperform other similar bonds, by virtue of underlying credit strength, is not fully reflected in the current bond market valuations. By actively managing the Portfolio, we capitalize on these opportunities. We seek to accumulate additional return by finding price advantages as they occur in the market.

                    We normally invest at least 65% of the Portfolio's assets in investment grade bonds. Investment grade bonds are rated Baa or higher by Moody's Investors Service ("Moody's"). They are rated BBB or higher by Standard & Poor's Corporation ("S&P"). Maturities are primarily between 10 and 30 years. In addition, we may invest in lower-rated securities (currently not expected to exceed 20% of the Portfolio's assets). Those securities are rated Ba1 or lower (Moody's) and BB+ or lower (S&P). We may also invest in unrated securities of similar quality, as determined by us. For more information on lower-rated securities, see "High-Yield ('Junk') Bonds" on page ____ of the Prospectus and see the Statement of Additional Information. For more information on S&P and Moody's ratings, see "Summary of Bond Ratings" on page ____.

 [margin] WE INVEST PRIMARILY
 IN HIGH QUALITY, INVESTMENT GRADE
 CORPORATE AND GOVERNMENT BONDS AND
 MORTGAGE-BACKED SECURITIES.


                    We may buy foreign securities and other instruments if they meet the same criteria described above for the Portfolio's investments in general. We may invest as much as 20% of the Portfolio's assets in foreign securities. At times the Portfolio may have no foreign investments. See "Foreign Securities" on page
               ____.

                    Our investments may include securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, publicly traded corporate securities, as well as municipal obligations. We also may invest in mortgage-backed securities issued by various federal agencies and government sponsored enterprises and in other mortgage-related or asset-backed securities. The investments in mortgage-related securities can be subject to the risk of early repayment of principal. For more information, see "Options, Futures and Other Derivatives" on page ____ and the Statement of Additional Information.

                    If a security in the Portfolio that was originally rated
               "investment grade" is downgraded by a ratings service, it may or may not be sold. This depends on our assessment of the issuer's prospects. However, we will not purchase below-investment-grade securities if that would increase their representation in the Portfolio to more than 35%. See "Summary of Bond Ratings" on page ____ for a description of bond ratings.

                    As part of the management of cash and cash equivalents and to help maintain liquidity, we may purchase and sell the same kind of money market and other short term instruments and debt securities as we do for the Transamerica Premier Cash Reserve Portfolio. See "Transamerica Premier Cash Reserve Portfolio" on page ____ . We may also invest in options and futures contracts on other securities or groups of securities and preferred stock. We ordinarily invest in common stock only as a result of conversion of bonds, exercise of warrants, or other extraordinary business events.

               SOME POINTS TO CONSIDER WHEN INVESTING The longer maturity bonds in which we primarily invest tend to produce higher income than bonds with shorter maturities. The basic quality of the bonds, which are primarily investment grade, tends to provide some safety of principal. All non-convertible bonds will fall in price when interest rates rise. But bonds of higher credit quality will be less likely to have their ratings lowered under adverse economic conditions. This helps preserve principal.

 [margin] BOND PRICES AND INTEREST
 RATES TEND TO WORK LIKE A SEE-SAW.
 LONGER MATURITY BONDS SIT OUT
 TOWARDS THE END. SHORTER MATURITY
 BONDS SIT IN TOWARDS THE CENTER.
 WHEN INTEREST RATES RISE, BOND
 PRICES FALL. WHEN INTEREST RATES
 FALL, BOND PRICES RISE.


                    In general, lower-rated bonds, which are a much lesser
               component of the Portfolio, offer higher returns. But they also carry higher risks. These can include: a) a higher risk of insolvency, especially during economic downturns; b) a lower degree of liquidity; and c) the prices of lower-rated bonds can be more volatile. Securities originally rated "investment grade" can be downgraded by a ratings service.

                    The Transamerica Premier Bond Portfolio is intended for
               investors who have the perspective, patience, and financial ability to take on above-average bond price volatility in pursuit of a high total return produced by income from longer-term securities and capital changes from undervalued credit strength. Due to the longer maturity of the Portfolio's assets, the price of the Portfolio's securities can fluctuate more sharply than shorter-term securities when interest rates go up or down. An increase in interest rates will cause prices to fall. A decrease in rates will cause prices to rise. Because of the uncertainty associated with long-term bond investments, the Portfolio is intended to be a long-term investment. It should not be used for speculating on short-term bond market movements.


               TRANSAMERICA PREMIER BALANCED PORTFOLIO

               INVESTMENT OBJECTIVE We seek to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds, and cash (or cash equivalents) for this Portfolio.

               INVESTMENT STRATEGIES AND POLICIES We invest in a diversified selection of common stocks, bonds, and money market instruments and other short-term debt securities. We attempt to achieve reasonable asset appreciation during favorable periods and conservation of principal in adverse times. This requires flexibility in managing the Portfolio's assets. Therefore, we may shift the portions held in bonds and stocks according to business and investment conditions. The Portfolio may hold equity, fixed income, and cash securities in any proportion deemed desirable at any given time for temporary or defensive purposes.

 [margin] THE NAME OF THE
 TRANSAMERICA PREMIER BALANCED
 PORTFOLIO IS VERY DESCRIPTIVE.
 WE ATTEMPT TO BALANCE LONG-TERM
 CAPITAL GROWTH (STOCKS) WITH CURRENT

 INCOME (BONDS AND OTHER FIXED INCOME
 SECURITIES).

                    Under normal circumstances, we expect that common stocks
               will represent 60% to 70% of the Portfolio's total assets. The Portfolio holds common stocks primarily to provide long-term growth of capital and income. Our secondary purpose is to provide some current dividend income. We invest the remaining 30% to 40% of the Portfolio's assets primarily in high quality, investment grade bonds as rated by either Moody's or S&P.

                    The stocks in the Transamerica Premier Balanced Portfolio
               are usually concentrated among high quality growth companies that we consider to be undervalued in the stock market. Equity securities may be selected by us based on growth potential and dividend paying properties since income is a consideration. We manage the equity portion of the Portfolio in a similar manner as we do the Transamerica Premier Equity Portfolio. See "Transamerica Premier Equity Portfolio" on page ___.

 [margin] THE STOCKS IN THE PREMIER
 BALANCED PORTFOLIO ARE USUALLY
 CONCENTRATED AMONG HIGH QUALITY
 GROWTH COMPANIES. WE MANAGE THAT
 PORTION OF THE PORTFOLIO MUCH LIKE
 WE MANAGE THE TRANSAMERICA PREMIER
 EQUITY PORTFOLIO.

                    We invest the fixed income portion of the Portfolio in a
               diversified selection of corporate and U.S. Government bonds and mortgage-backed securities. We actively manage this portion in a similar manner as we do the Transamerica Premier Bond Portfolio. See "Transamerica Premier Bond Portfolio" on page ____. The fixed income assets are normally at least 65% high quality, investment grade bonds with maturities of between 10 and 30 years. Any non-investment grade bonds held in the fixed income portion of the Portfolio are normally in the same proportion as in the Transamerica Premier Bond Portfolio, and in no event will exceed 20% of the Transamerica Premier Balanced Portfolio's net assets. For more information on non-investment grade bonds, see "High-Yield ('Junk') Bonds" on page ____ and the Statement of Additional Information.

 [margin] WE MANAGE THE FIXED INCOME
 PORTION OF THE TRANSAMERICA PREMIER
 BALANCED PORTFOLIO (MOSTLY BONDS AND
 MORTGAGE-BACKED SECURITIES) MUCH LIKE
 WE MANAGE THE TRANSAMERICA PREMIER
 BOND PORTFOLIO.


                    The Portfolio may also hold certain short-term fixed income securities as a cash reserve. As part of the management of cash and cash equivalents and to help maintain liquidity, we may purchase and sell the same kind of money market and other short term instruments and debt securities as we do for the Transamerica Premier Cash Reserve Portfolio. See "Transamerica Premier Cash Reserve Portfolio" on page ____ .

                    We may buy foreign securities and other instruments if they meet the same criteria described above for the Portfolio's investments in general. We may invest as much as 20% of the Portfolio's assets in foreign securities. At times the Portfolio may have no foreign investments. Foreign stock securities purchased by us will be those traded on the U.S. exchanges as ADR's. We may also invest in stock and bond index futures and options to a limited extent, as well as preferred stocks.

 [margin] BY INVESTING IN BOTH
 STOCKS AND BONDS, WE ATTEMPT TO
 LESSEN OVERALL INVESTMENT RISK.
 LOSSES IN ONE AREA MAY BE OFFSET
 BY GAINS IN ANOTHER.

               SOME POINTS TO CONSIDER WHEN INVESTING In general, the Portfolio holds equities for long-term capital appreciation, and holds bonds for stability of principal and income as well as a reserve for investment opportunities. This balance often creates a situation where some of the market risks offset one another. But investment risks cannot totally be avoided. The expected performance of such a fund would normally lie somewhere between the performance of an equity fund (holding the same stocks) and the performance of a bond fund (holding the same bonds). But this depends on the actual proportions of stocks and bonds. Since we have flexibility in changing the balance between asset classes, we may increase exposure to the current advantages of one or more of the asset classes. Or we may avoid the current disadvantages of one or more of the asset classes.

                    The Transamerica Premier Balanced Portfolio is intended for investors who wish to participate in both the equity and debt markets, but who wish to leave the allocation of the balance between them to professional management. The Portfolio is intended for investors who have the perspective, patience, and financial ability to take on average market volatility in pursuit of long-term total return that balances capital growth and current income. Because of the uncertainties associated with common stock and bond investments, the Portfolio is intended to be a long-term investment. It should not be used for speculating on short-term stock market or bond market movements.


               TRANSAMERICA PREMIER INTERMEDIATE GOVERNMENT PORTFOLIO

               INVESTMENT OBJECTIVE    We seek to achieve a high level of
               current income with the security of investing in government securities for this Portfolio.

               INVESTMENT STRATEGIES AND POLICIES We generally invest in securities with an expected average life at time of purchase of less than 10 years. These securities are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or its political subdivisions. Our goal is to offer higher income than money market funds with greater price stability than most bond funds. Because of the Portfolio's emphasis on income, capital appreciation is not a significant investment consideration.

                    Our investments will consist primarily of bonds and
               mortgage-backed securities. We may also invest up to 35% of the Portfolio's assets in commercial paper of U.S. corporate issuers. These issuers must be rated in the top rating category by a major rating service. If the paper is unrated, we must determine it to be of comparable quality to those that are top-rated.

 [margin] THE SECURITIES IN THE
 TRANSAMERICA PREMIER INTERMEDIATE
 GOVERNMENT PORTFOLIO ARE BACKED
 BY THE CREDIT OF THE U.S.
 GOVERNMENT OR ITS

 AGENCIES, SUCH AS THE FEDERAL
 NATIONAL MORTGAGE ASSOCIATION.
 THIS MAKES THEM AMONG THE SAFEST
 INVESTMENTS IN TERMS OF CREDIT RISK.

                    We may invest in U.S. Treasury bills, notes and bonds.
               Treasury bills have initial maturities of one year or less. Treasury notes have initial maturities of one to ten years. Treasury bonds can be issued with any maturity but generally have initial maturities of at least ten years. We may also invest in securities issued by any agency or instrumentality of the United States. Examples of those securities include those issued by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), the Federal Housing Administration, the Federal Farm Credit System, or the Student Loan Marketing Association. Some agency securities are backed by the full faith and credit of the U.S. Treasury (such as those issued by GNMA). Others are supported by the right of the issuer to borrow from the Treasury (such as those issued by FNMA). The remainder are backed by the credit of the issuing agency or instrumentality. Agency securities that are mortgage-backed (such as those issued by GNMA) are also subject to prepayment risk. For more information on prepayment risk see the section on "Current Income Risk" under "A Discussion About Risk" on page ____. We may also invest in instruments derived from (i.e. derivative instruments) government or government agency securities. For more information on derivatives see "Options, Futures, and Other Derivatives" on page ____.

               SOME POINTS TO CONSIDER WHEN INVESTING Generally, the Transamerica Premier Intermediate Government Portfolio is subject to relatively low credit risk. This is because we invest in securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or its political subdivisions or other top-rated securities. Under normal conditions, the Portfolio provides a higher yield than money market funds or short-term bond funds because of the intermediate maturity of the securities. The high quality and the intermediate maturity of the assets tend to provide safety of principal. Most bonds will fall in price when interest rates rise. Bonds of higher credit quality tend to better withstand the changes in the economy. Also, intermediate term bonds will decline less than longer term bonds. This helps to preserve principal.

                    The Transamerica Premier Intermediate Government Portfolio
               is intended for investors who wish to earn higher income than is available from money market funds. However, this Portfolio may have more short-term volatility than a money market fund. Investors should have the perspective and patience to accept lower income than they would from longer-term bond funds for the advantage of relatively low market and credit risk over the long term. Because of the uncertainty associated with intermediate-term bond investments, the Portfolio should not be used for speculating on short-term bond market movement.


               TRANSAMERICA PREMIER CASH RESERVE PORTFOLIO

               INVESTMENT OBJECTIVE This is a money market fund. We seek to maximize current income consistent with liquidity and preservation of principal for this Portfolio.

               INVESTMENT STRATEGIES AND POLICIES We invest primarily in high quality U.S. dollar-denominated money market instruments with remaining maturities of 13 months or less, including:

               .    Obligations issued or guaranteed by the U.S. and Canadian
                    Governments and their agencies or instrumentalities;
               .    Obligations of U.S. and Canadian banks, or their foreign
                    branches, and U.S. savings banks;
               . Short-term corporate obligations, including commercial paper, notes, and bonds;
               . Other short term debt obligations with remaining maturities of 397 days or less; and
               . Repurchase agreements involving any of the securities mentioned above.

 [margin] THE TRANSAMERICA PREMIER
 CASH RESERVE PORTFOLIO MAY BE AN
 APPROPRIATE PLACE TO KEEP YOUR
 MONEY WHILE YOU ARE CONSIDERING
 IN WHICH PORTFOLIOS TO INVEST, OR
 FOR YOUR SHORT-TERM NEEDS.

                    We may also purchase other marketable, non-convertible
               corporate debt securities of U.S. issuers. These investments include bonds, debentures, floating rate obligations, and issues with optional maturities. See the Statement of Additional Information for a description of these securities.

                    Bank obligations are limited to U.S. or Canadian banks
               having total assets over $1.5 billion. Investments in savings association obligations are limited to U.S. savings banks with total assets over $1.5 billion. Investments in bank obligations can include instruments issued by foreign branches of U.S. or Canadian banks.

                    In addition, we may invest in U.S. dollar-denominated
               obligations issued or guaranteed by foreign governments or their political subdivisions, agencies, or instrumentalities. We may also invest in U.S. dollar-denominated obligations of foreign and domestic branches of foreign banks, having total assets in excess of $1.5 billion at the time of purchase. We may buy these foreign securities and other instruments if they meet the same criteria described above for the Portfolio's investments in general. We may invest as much as 20% of the Portfolio's assets in foreign securities. At times the Portfolio may have no foreign investments.

                    The commercial paper and other short-term corporate
               obligations are determined by us to present minimal credit risks. We determine that they are either: a) rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations; b) rated in the highest short-term rating by a single rating organization if it's the only organization that has assigned the obligations a short-term rating; or c) unrated, but determined by us to be of comparable quality (also called "First Tier Securities").

                    We seek to maintain a stable net asset value of $1.00 per
               share by investing in assets which present minimal credit risk as defined above. We expect to maintain an average maturity of 90 days or less.

 [margin] THE TRANSAMERICA PREMIER
 CASH RESERVE PORTFOLIO OFFERS THE
 CONVENIENCE OF A LOW RISK,
 RELATIVELY LOW COST INVESTMENT. YOU
 CAN GET AT YOUR MONEY SIMPLY BY

 WRITING CHECKS, JUST AS YOU DO WITH
 YOUR BANK CHECKING ACCOUNT (ALTHOUGH
 THERE IS A MINIMUM CHECK AMOUNT OF
 $500). SEE "BY CHECK" ON PAGE ___
 FOR MORE DETAILS.


               SOME POINTS TO CONSIDER WHEN INVESTING The Portfolio provides a low risk, relatively low cost way to maximize current income through high quality money market securities that offer stability of principal and liquidity. The rates on short-term investments made by us and the daily dividend paid to investors will vary, rising or falling with short-term rates generally. The Portfolio's yield will tend to lag behind the changes in interest rates. The speed with which the Portfolio's yield reflects current market rates will depend on how quickly its securities mature and the amount of money available for new investment.

                    This Portfolio may be a suitable investment for temporary or defensive purposes. It may also be appropriate as part of an overall long-term investment strategy.

               WHAT IS FUNDAMENTAL? The investment objectives given for each Portfolio are fundamental. This means they can be changed only with the approval of the majority of shareholders. We can give you no assurance that these objectives will be met. Many of the strategies and policies are not fundamental. This means strategies and policies can be changed by the Board without your approval.

                    If any investment objectives of a Portfolio change, you
               should decide if the Portfolio still meets your financial needs. More information about this is in the Statement of Additional Information.



               A DISCUSSION ABOUT RISK

                    It's important for you to understand the risks inherent in investing in different kinds of funds, such as our Portfolios. All investments are subject to risk. Even money you hide in your mattress is subject to the risk that inflation may erode its value. Each of the Portfolios is subject to the following risks:

 [margin] HOW YOU FEEL ABOUT RISK
 IS PERSONAL. RISK IS NOT NECESSARILY
 BAD; IT SIMPLY MEANS UNCERTAINTY OR
 UNEXPECTED CHANGE. TRY TO COME UP
 WITH A BALANCE OF INVESTMENTS THAT
 ALLOWS YOU TO GO AFTER YOUR MAIN
 GOALS WHILE STILL GIVING YOU PEACE
 OF MIND.

               MARKET OR PRICE VOLATILITY RISK For stocks, this refers to the up and down price fluctuations, or volatility, caused by changing conditions in the financial markets. For bonds and other debt securities, it is the change in market price caused by interest rate movements. Longer-maturity bond funds and stock funds are more subject to this risk than money market and shorter-maturity bond funds.

               FINANCIAL OR CREDIT RISK For stocks and other equity securities, financial risk comes from the possibility that current earnings of the stock company will fall or that overall financial circumstances will decline. Either of these could cause the security to lose its value. For bonds and other debt securities, financial risk comes from the possibility that the issuer will not be able to pay principal and interest on time. Funds with low quality bonds and speculative stock funds are more subject to this risk than funds with government or high quality bonds. For more information, see "High-Yield ('Junk') Bonds" on page ____ and "Summary of Bond Ratings" on page ____.

               CURRENT INCOME RISK The Portfolios receive income, either as interest or dividends, from the securities in which they have invested. Each Portfolio pays out substantially all of this income to its shareholders as dividends. See the footnote for "What About Taxes" on page ____. The dividends paid out to shareholders are called current income. Current income risk means how much and how quickly overall interest rate or dividend rate changes on income received by the Portfolios affects our ability to maintain the current level of income paid to shareholders.

               INFLATION OR PURCHASING POWER RISK Inflation risk is the uncertainty that your invested dollars may not buy as much in the future as they do today. Longer-maturity bond funds are more subject to this risk than money market or stock funds.

               SOVEREIGN RISK Sovereign risk is the potential loss of assets or earning power due to government actions, such as taxation, expropriation, or regulation. Funds with large investments overseas or funds with tax-advantaged investments are more subject to this risk.

               More in-depth information is provided in the Statement of Additional Information.



               SHAREHOLDER SERVICES

 [boxed sidebar]
 HOW TO GET IN TOUCH WITH US
 IF YOU ARE A NEW INVESTOR,
 YOU CAN CALL 1-800 [INSERT
 TFR NUMBER] FOR MORE INFORMATION.
 IF YOU ARE A CURRENT SHAREHOLDER,
 YOU CAN CALL 1-800-503-8923 TO OBTAIN
 INFORMATION ABOUT YOUR ACCOUNT, OR
 TO INVEST ADDITIONAL AMOUNTS IN ANY
 OF THE TRANSAMERICA PREMIER PORTFOLIOS.

                    We realize that many people are just a little intimidated by the investing process. Our goal is to make your investment in our Portfolios, and the ongoing account servicing, as simple as possible. Each of the following shareholder services works to make your life just a little bit easier:

               . Simple application form with service representatives to assist you.

               .    Purchases, exchanges and redemptions by phone.

               .    Purchases and redemptions by wire.

               . Automatic Investment Plan - you designate an amount of $50 or more to be automatically withdrawn from your checking, savings or other bank account and deposited into the Portfolio you select.

               . Automatic Exchange Plan - allows you to specify an amount to be automatically withdrawn from one Portfolio and deposited into another Portfolio on a regular basis, once or twice a month.

               . Automatic Income Plan - you can receive automatic monthly payments from your Portfolio account to your checking or savings account.

               .    Automatic investment of dividends.

               .    Uniform Gifts to Minors (UGMA or UTMA).

               . Transmission of redemption proceeds by electronic funds transfer.

               . Check writing - unless your account is for a Pension or Retirement Savings Plan, you can write checks for $500 or more against your Transamerica Premier Cash Reserve Portfolio account.

               . Individual Retirement Account (IRA) - we will administer your IRA or SEP.

 [margin] MORE DETAILS ON THESE
 AND OTHER SERVICES ARE IN THE
 NEXT SECTIONS.


                    The Company reserves the right to amend, suspend, or
               discontinue offering any of these options at any time without prior notice.


               OPENING YOUR ACCOUNT

                    To open an account, complete the attached application and
               send it to us with a check, money order, or wire for the amount you want to invest. Mail the application to:

                    Transamerica Investors
                    PO Box [insert box number]
                    Boston, MA 02266-8520

                    If you need help in filling out your application, call one of our customer service representatives at 1-800-503-8923. We will be happy to walk you through the application and help you understand everything.

 [margin] IT'S EASY TO SET UP
 AN IRA ACCOUNT. WHEN YOU SET
 UP AN IRA, YOU ENJOY TAX-
 DEFERRED INVESTMENT EARNINGS.
 YOU MAY WANT TO CONSOLIDATE
 SEVERAL IRAS OR YOU MAY NEED
 TO INVEST A DISTRIBUTION FROM
 A FORMER EMPLOYER'S PENSION PLAN.

               IRA/SEP ACCOUNTS You can establish an Individual Retirement Account (IRA) or Simplified Employee Pension (SEP) with Transamerica Premier Portfolios. Contributions to an IRA or SEP may be deductible from your taxable income, depending on your personal tax situation. Please call 1-800 [insert fulfill] for your IRA/SEP application kit, or for additional information.

               The kit has information on whether you qualify for deductible contributions to an IRA.

                    If you are receiving a distribution from your pension plan, or you would like to transfer your IRA account from another financial institution, you can continue to get tax-deferred growth by transferring these proceeds to your Transamerica Premier Portfolio IRA. If you want to rollover distributions from your pension plan to an IRA in one or more of the Portfolios, the money must be paid directly by your employer to Transamerica Investors, Inc. to avoid a 20% federal withholding tax. See "What About Taxes?" on page ____.

                    There is an annual fee of $10 per Portfolio in which you own shares for administering your IRA or SEP. This is limited to a maximum annual fee of $36 per taxpayer identification number. Alternatively, you can pay a one-time, non-refundable fee of $100 for all IRA/SEP accounts that are maintained under the same taxpayer identification number. We will deduct the annual fee ordinarily during December of each year or at the time you fully redeem your shares in a Portfolio, if before then. We will waive this fee if the value of your shares in all Portfolios is $5,000 or more when the fee is due. The Company reserves the right to change the fee at any time without prior notice.



               HOW TO BUY SHARES

               YOU MAY BUY SHARES IN ONE OF FOUR WAYS:

               1) BY MAIL Fill out an investment coupon from a previous confirmation statement, or indicate on your check or a separate piece of paper your name, address and account number, and mail it to:

                    Transamerica Investors
                    PO Box [insert box number]
                    Boston, MA 02266[XXXX]

 [margin] YOU HAVE FOUR OPTIONS
 WHEN IT COMES TO INVESTING IN
 THE PORTFOLIOS - BY MAIL,
 TELEPHONE, WIRE, OR WITH THE
 AUTOMATIC INVESTMENT PLAN. THE
 AUTOMATIC INVESTMENT PLAN
 AUTOMATICALLY TAKES MONEY OUT
 OF YOUR BANK ACCOUNT AND INVESTS
 IT INTO THE PORTFOLIOS OF YOUR
 CHOICE.

               2) BY TELEPHONE    If you elect the telephone purchasing service
               on your application, you can authorize individual, electronic withdrawals from a designated bank account by calling 1-800-503-8923.

                    We take reasonable precautions to make sure that telephone instructions are genuine. Precautions include requiring you to positively identify yourself, tape recording the telephone instructions, and providing written confirmations. We accept all telephone instructions we reasonably believe to be accurate and genuine. Any losses arising from communication errors are your responsibility. If reasonable procedures are not used to confirm that instructions communicated by telephone are genuine, the Company may be liable for any losses due to unauthorized or fraudulent transactions. For detailed information on how telephone transactions will operate, see the Statement of Additional Information.

 [margin] WE TAKE REASONABLE
 STEPS TO MAKE SURE YOUR TELEPHONE
 INSTRUCTIONS ARE AUTHORIZED AND
 ACCURATE. WE RECORD ALL PHONE
 CALLS AND SEND YOU CONFIRMATION OF
 ALL TELEPHONE TRANSACTIONS. YOU ARE
 RESPONSIBLE FOR THE ACCURACY OF PHONE
 INSTRUCTIONS.

               3) BY AUTOMATIC INVESTMENT PLAN You can make investments automatically by electing this service in your application. It will authorize us to take regular, automatic withdrawals from your bank account. These periodic investments must be at least $50 for each Portfolio in which you are automatically investing. You can change the date or amount of your monthly investment, or terminate the Automatic Investment Plan, at any time by letter or telephone call (with prior authorization). Give us your request at least 20 business days before the change is to become effective. You may also be able to have investments automatically deducted from:

                    (1)  your paycheck at work;
                    (2)  your savings account; or
                    (3)  other sources of your choice.
               Call 1-800-503-8923 for more information.

 [margin] THE AUTOMATIC INVESTMENT
 PLAN IS A GOOD WAY FOR YOU TO TAKE
 ADVANTAGE OF DOLLAR-COST AVERAGING.
 DOLLAR-COST AVERAGING IS A WAY OF
 MAKING REGULAR, SYSTEMATIC
 INVESTMENTS INTO YOUR PORTFOLIOS -
 FOR EXAMPLE, $200 EVERY MONTH -
 THROUGHOUT THE YEAR. WHEN YOU
 AVERAGE ALL OF YOUR PURCHASES FOR
 AN ENTIRE YEAR, DOLLAR-COST AVERAGING
 OFTEN RESULTS IN A LOWER PER SHARE
 COST. AND IT GIVES YOU THE CONVENIENCE
 AND DISCIPLINE OF SYSTEMATIC INVESTMENT.

               4) BY WIRE You can make your initial or subsequent investments in the Portfolios by wire. Here's what you need to do:
                    (1) send us your application form (initial investment only);
                    (2)  call 1-800-503-8923 for a wire number;
                    (3) instruct your bank to wire money to State Street Bank, ABA number 011000028, DDA number ___________ ; and
                    (4)  specify on the wire:
                         a) "Transamerica Investors, Inc.;"
                         b) your Portfolio's account number, if you have one;
                         c) identify the Portfolios in which you would like to
                            purchase shares, and the amount to be allocated to each Portfolio (e.g. $5,000 in the Transamerica Premier Equity Portfolio and $4,000 in the Transamerica Premier Bond Portfolio);
                         d) your name, your city and state; and
                         e) your wire number.

                    Wired money is considered received by us when we receive all the required information listed above. If we receive your telephone call before the New York Stock Exchange closes, usually 4:00 p.m. Eastern time, the money is usually credited that same day if you have supplied us with all other needed information.

               MINIMUM INVESTMENT AMOUNTS The minimum initial investment in any of the Portfolios is $2,000. The minimum is reduced to $250 if the account is for a Pension or Retirement Savings Plan or a Uniform Gift to Minors or Uniform Transfer to Minors (UGMA/UTMA). The minimum subsequent investment by check or telephone is $100. The minimum initial and subsequent investments for the Automatic Investment Plan or a group billing purchase program is $50 per Portfolio. There is no minimum subsequent investment if your account is for a Pension or Retirement Savings Plan.

                    Your investment must be a specified dollar amount. We cannot accept purchase requests specifying a certain price, date, or number of shares; these investments will be returned. The price you pay for your shares will be the next determined net asset value after your purchase order is received. See "Share Price" on page ___. The Company reserves the right to reject any application or investment. There may be circumstances when the Company will not accept new investments in one or more of the Portfolios.



               HOW TO SELL SHARES

                    You can sell your shares (called redeeming) at any time.
               You'll receive the net asset value next determined after we receive your redemption request, assuming all requirements have been met. Before redeeming, please read "When Share Price Is Determined" on page __, and "Minimum Account Balances" on page
               ___.

 [margin] YOU CAN SELL YOUR SHARES
 VIA ANY OF FOUR WAYS: (1) BY MAIL;
 (2) BY PHONE; (3) BY CHECK; OR (4)
 UNDER AN AUTOMATIC INCOME PLAN.


               YOU MAY SELL SHARES IN ONE OF FOUR WAYS:

               1) BY MAIL Your written instructions to us to redeem shares can be in any one of the following forms:
               .  By redemption form, available by calling 1-800-503-8923;
               .  By letter; or
               . By assignment form or other authorization granting power with respect to your shares in one of the Portfolios.

                    Once mailed to us, your redemption request is
               irrevocable and cannot be modified or canceled.

                    If the amount redeemed is over $50,000, all signatures must be guaranteed. See "Signature Guarantee" on page___. The request must be signed by each registered owner. All owners must sign the request exactly as their names appear in the registration. For example, if the owner's name appears in the registration as John Michael Smith, he must sign that way and not as John M. Smith.

               2) BY TELEPHONE If you have previously authorized telephone directions in writing (e.g. in your application), you can redeem your shares by calling 1-800-503-8923. Be careful in calling, since once made, your telephone request cannot be modified or canceled.

                    You have several options for receiving your redemption:
                    .  By check;
                    . By electronic transfer to your bank; or . By wire transfer ($8 fee).

                    If you call us before the close of the New York Stock
               Exchange, usually 4:00 p.m. Eastern time, you will receive the price determined as of the close of that business day. See "Share Price" on page ____. Before calling, read " Points to Remember When Redeeming" on page ____.

                    We take reasonable precautions to make sure that telephone instructions are genuine. Precautions include requiring you to positively identify yourself, tape recording the telephone instructions, and providing written confirmations. We accept all telephone instructions we reasonably believe to be accurate and genuine. Any losses arising from communication errors are your responsibility. If reasonable procedures are not used to confirm that instructions communicated by telephone are genuine, the Company may be liable for any losses due to unauthorized or fraudulent transactions. For detailed information on how telephone transactions will operate, see the Statement of Additional Information.

               3) BY CHECK (Transamerica Premier Cash Reserve Portfolio only) Redemptions can be made from the Transamerica Cash Reserve Portfolio by check. To be eligible, you must have applied for the check writing feature on your account application. The signature(s) you designated must appear on the check for it to be honored. If you close your account by check, we will send you any accrued dividends by check. You can write an unlimited number of checks, as long as each check is for $500 or more, and as long as the Portfolio account balance does not drop below $500. See "Minimum Account Balances" on page ____.

                    This option is not available for Pension or Retirement
               Savings Plan accounts (including IRA's), or any other account controlled by a fiduciary.

 [margin] IF YOU'RE INVESTED
 IN THE TRANSAMERICA PREMIER
 CASH RESERVE PORTFOLIO, GETTING
 AT YOUR MONEY CAN BE AS EASY AS
 WRITING A CHECK.

               4) BY AUTOMATIC INCOME PLAN Under the Automatic Income Plan we automatically redeem enough shares each month to provide you with a check or automatic deposit to your bank account. The minimum is $50 per Portfolio. Please tell us: a) when you want to be paid each month; b) how much you want to be paid; and c) from which Portfolio(s). To set up an Automatic Income Plan, call us at 1-800-503-8923.

                    If your monthly income payments exceed the dividends,
               interest, and capital appreciation on your shares, the payments will deplete your investment.

                    You can specify the Automatic Income Plan when you make your first investment. If you sign up for the plan later, the request for the Automatic Income Plan or any increase in payment amount must be signed by all owners of your account.

 [margin] IF YOU WANT TO RECEIVE
 A FLAT AMOUNT EACH MONTH, USE
 THE AUTOMATIC INCOME PLAN. WE
 WILL  AUTOMATICALLY SELL ENOUGH
 SHARES EVERY MONTH TO PROVIDE
 YOU WITH AN INCOME PAYMENT.
 AMOUNTS PAID TO YOU BY AUTOMATIC
 INCOME PLAN ARE NOT A RETURN ON
 YOUR INVESTMENT. YOU MUST REPORT
 ANY GAINS OR LOSSES ON YOUR INCOME
 TAX RETURN. WE WILL PROVIDE
 INFORMATION TO YOU CONCERNING ANY
 GAIN OR LOSS.

                    You can request us to send payments to an address other than the address of record at the time of your first investment. After that, a request to send payments to an address other than the address of record must be signed by all owners of your account, with their signatures guaranteed.

                    The Automatic Income Plan option can be terminated at any
               time. If it is, we will notify you. You can terminate the Plan or change the amount of the payments by writing or calling us. Termination or change will become effective within 15 days after we receive your instructions.

               HOW LONG WILL IT TAKE? We will usually send your redemption payment to you on the second business day after we receive your request, but not later than seven days afterwards, assuming we have all the information we need. If the information you provide us is incomplete, we will contact you, but this may delay the redemption.

                    The Company may postpone such payment if: (a) the New York
               Stock Exchange is closed for other than usual weekends or holidays, or trading on the New York Stock Exchange is restricted; (b) an emergency exists as defined by the U.S. Securities and Exchange Commission (the "Commission"), or the Commission requires that trading be restricted; or (c) the Commission permits a delay for the protection of investors.

                    When a redemption occurs shortly after a recent check
               purchase, the redemption proceeds may be held beyond seven days but only until the purchase check clears, which may take up to 15 days. If you anticipate redemptions soon after you purchase your shares by check, you can avoid this delay by wiring your purchase payment.

                    If you request a redemption check within 30 days of your
               address change, you must send us your request in writing with a signature guarantee. Keep your address current by writing or calling in your new address to us as soon as possible.

               POINTS TO REMEMBER WHEN REDEEMING
               . All redemptions are made and the price is determined on the day we receive all necessary documentation. See "When Share Price Is Determined" on page ___.

               . We cannot accept redemptions specifying a certain date or price. We will return these requests.

               . For redemptions greater than $250,000 the Company reserves the right to give you securities instead of cash. See the Statement of Additional Information, or call us at 1-800-503-8923.

               . Except for a transfer of redemption proceeds to the custodian of a tax-qualified plan, we will make all payments to the registered owner of the shares, unless you tell us otherwise. We will mail all checks to the address of record, unless you tell us otherwise.

               . If the redemption request is made by a corporation, partnership, trust, fiduciary, agent, or unincorporated association, the individual signing the request must be authorized. If the redemption is from an account under a qualified pension plan, spousal consent may be required.

               . A request to redeem shares in an IRA or 403(b) plan must be accompanied by an IRS Form W4-P (pension income tax withholding form, which we will provide) and a reason for withdrawal. This is required by the IRS.

                    Please call us at 1-800-503-8923 or write to Transamerica
               Investors, PO Box 8520, Boston, MA 02266-8520 for further information.



               HOW TO EXCHANGE SHARES

               BETWEEN PORTFOLIOS AND CLASSES If your investment needs change, you can exchange shares in any Portfolio for shares of any other Portfolio within the same class. Exchanges can be made in writing or by telephone at any time by shareholders. The procedures relating to exchanges in writing and by telephone are the same as for purchases. Exchanges are available to any resident of any state in which shares of the Portfolio are legally sold.

                    Exchanges between different classes of shares will be on the basis of the relative net asset values of the respective shares to be exchanged. You may be able to exchange your shares for shares of a class having a different pricing structure if you are no longer eligible to purchase shares of the original class due to a change in your status. You will receive advance notice if your shares must be exchanged for another class of shares.

 [margin] EXCHANGING SHARES AMONG
 PORTFOLIOS WITH DIFFERENT
 INVESTMENT OBJECTIVES GIVES YOU
 THE OPPORTUNITY TO KEEP YOUR
 GOALS IN SIGHT AS YOUR LIFESTYLE
 AND NEEDS CHANGE. FOR EXAMPLE,
 AS YOU GET CLOSER TO RETIREMENT
 AGE, YOU MAY WANT TO MOVE SOME OF
 YOUR INVESTMENT DOLLARS INTO MORE
 CONSERVATIVE FUNDS TO BETTER
 PROTECT YOUR NEST EGG.

               BY AUTOMATIC EXCHANGE PLAN You can make automatic share exchanges once or twice a month. You can elect this service on the application, or request the service in writing to us. Your request must be signed by all registered owners of the account. Call 1-800-503-8923 for information.

               POINTS TO REMEMBER WHEN MAKING EXCHANGES Make sure you understand the investment objective of the Portfolio into which you are exchanging shares. The exchange service is not designed to give shareholders the opportunity to "time the market." It gives you a convenient way to change the balance between the accounts so that it more closely matches your overall investment objectives and risk tolerance level.

               . You can make an unlimited number of exchanges between the Portfolios. However, unless you are using the Automatic Exchange Plan, further exchanges may be suspended for the remainder of any calendar year during which you make more than four exchanges involving a single Portfolio. This limitation is designed to keep each Portfolio's asset base stable and to reduce its administrative expenses.

               . An exchange is treated as a sale of shares from one Portfolio and the purchase of shares in another Portfolio. Exchanges are taxable events. See "What About Taxes?" on page ____.

               . Exchanges into or out of the Portfolios are made at the next determined net asset value per share after we receive all necessary information for the exchange.

               . Exchanges are accepted only if the ownership registrations of both accounts are identical.

               . The Company reserves the right to reject any exchange request and to modify or terminate the exchange option at any time.

 [margin] EXCHANGES ARE TREATED
 THE SAME AS PURCHASES AND
 REDEMPTIONS. THERE ARE TAX
 CONSIDERATIONS YOU SHOULD DISCUSS
 WITH YOUR TAX ADVISER.



               OTHER INVESTOR REQUIREMENTS AND SERVICES

               TAX IDENTIFICATION NUMBER You must furnish your taxpayer identification number and state whether or not you are subject to back-up withholding for prior under-reporting. If you don't furnish your tax I.D. number, redemptions or exchanges of shares, as well as dividends and capital gains distributions, will be subject to federal withholding tax.

               CHANGING YOUR ADDRESS To change the address on your account, please call us at 1-800-503-8923, or send us a written notification signed by all registered owners of your account. Include the name of your Portfolio(s), the account number(s), the name(s) on the account and both the old and new addresses. Within the first 30 days after an address change, telephone redemptions are permissible only if the redemption proceeds are wired or electronically transferred. See "How to Sell Shares" on page
               ____.

               SIGNATURE GUARANTEE When a signature guarantee is required, e.g. when the redemption amount is more than $50,000, the signature of each owner of record must be guaranteed by a bank or trust company (or savings bank, savings and loan association, or a member of a national stock exchange). This is required to comply with general stock transfer rules. You must obtain a written guarantee that states "Signature(s) Guaranteed" and is signed in the name of the guarantor by an authorized person. If you have any questions, call 1-800-503-8923.

                    Our policy to waive the signature guarantee for amounts of
               $50,000 or less can be amended or discontinued at any time. A signature guarantee may be required with regard to any particular redemption transaction.

 [margin] THERE IS A LOT OF
 ADMINISTRATIVE WORK IN
 MAINTAINING YOUR ACCOUNT SO WE
 REQUIRE THAT YOU KEEP AT LEAST
 $500 IN EACH PORTFOLIO ACCOUNT.
 OF COURSE, YOU'RE INVESTING FOR
 THE LONG HAUL, SO IT'S TO YOUR
 ADVANTAGE TO KEEP BUILDING UP YOUR
 ACCOUNTS. THIS GIVES YOUR MONEY
 A CHANCE TO REALLY WORK FOR YOU.

               MINIMUM ACCOUNT BALANCES You must maintain a minimum balance of $500 in each Portfolio in which you own shares. If a Portfolio's value falls below $500, we will notify you. You will have 30 days to increase your balance to or above the minimum. If you do not increase your balance, we will redeem your shares and pay the value to you.

                    This minimum does not apply if you are actively contributing to that Portfolio through an Automatic Investment Plan. If your Portfolio is for a Pension or Retirement Savings Plan, we will exchange the balance to another Portfolio of your choice.

               HOW YOU WILL GET ONGOING INFORMATION ABOUT THE PORTFOLIOS We will send you a consolidated, quarterly statement of your account showing all transactions since the beginning of the current quarter. You can request a statement of your account activity at any time. Also, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transaction.

                    We will send you an annual report that includes audited
               financial statements for the fiscal year. It will include a list of securities in each Portfolio on that date. We will also send you a semi-annual report that includes unaudited financial statements for the previous six months. It will also include a list of securities in each Portfolio on that date.

                    We will send you a new prospectus each year. The Statement of Additional Information is also revised each year. We will send this to you only if you request it.

 [margin] WE'LL KEEP YOU INFORMED
 ABOUT HOW YOUR INVESTMENTS ARE
 DOING WITH QUARTERLY STATEMENTS
 AND SEMI-ANNUAL AND ANNUAL REPORTS.

               HOW TO TRANSFER YOUR SHARES TO ANOTHER PERSON You can transfer ownership of your shares to another person or organization, or change the name on an account, by sending us written instructions. The request must be signed by all registered owners of your account. To change the name on an account, the shares must be transferred to a new account. If the amount transferred exceeds $50,000, the request must include a signature guarantee. See "Signature Guarantee" on page _____. This option is not available for

               Pension or Retirement Savings Plans. Please call us at 1-800-503-8923 for additional information.



               DIVIDENDS AND CAPITAL GAINS

                    We distribute substantially all of the Portfolios' net
               investment income in the form of dividends to you. The following table shows how often we pay dividends on each Portfolio.



                     PORTFOLIO                       DIVIDEND PAID
  =================================================================
     Transamerica Premier Equity Portfolio           Quarterly
  =================================================================
     Transamerica Premier Equity Index Portfolio     Quarterly
  -----------------------------------------------------------------
     Transamerica Premier Bond Portfolio             Monthly
  -----------------------------------------------------------------
     Transamerica Premier Balanced Portfolio         Quarterly
  -----------------------------------------------------------------
     Transamerica Premier Intermediate Government
     Portfolio                                       Monthly
  -----------------------------------------------------------------
     Transamerica Premier Cash Reserve Portfolio     Monthly
  =================================================================

                    Although we pay dividends monthly on the Transamerica
               Premier Cash Reserve Portfolio, dividends are determined daily. You are entitled to receive dividends from this Portfolio beginning on the day after we receive your investment.

                    We distribute net capital gains, if any, on all of the
               Portfolios annually.

 [margin] YOU'RE INVESTING IN THE
 PORTFOLIOS BECAUSE YOU WANT YOUR
 MONEY TO GROW. THE INVESTMENT
 INCOME GENERATED BY A PORTFOLIO
 IS DISTRIBUTED TO YOU EITHER AS
 DIVIDENDS OR CAPITAL GAINS, OR
 BOTH. YOU CAN CHOOSE TO REINVEST
 OR TAKE CASH, ACCORDING TO THE
 THREE OPTIONS DESCRIBED IN THIS
 SECTION.


                    You can select from among the following distribution
               options:

                    . REINVESTED You can have all of your dividends and capital gains distributions reinvested in additional shares of the same or any other Portfolio. Unless you choose one of the other options, we will select this option for you automatically;

                    . CASH & REINVESTED You can choose to have either your dividends or your capital gains paid in cash and the other will be reinvested in additional shares in the same or any other Portfolio; or

                    . ALL CASH You can choose to have your dividends and capital gains distributions paid in cash.

                    We make distributions for each Portfolio on a per share
               basis to the shareholders of record as of the distribution date of that Portfolio. We do this regardless of how long the shares have been held. That means if you buy shares just before or on a record date, you will pay the full price for the shares and then you may receive a portion of the price back as a taxable distribution.

               WHAT ABOUT TAXES?

               FEDERAL TAXES* Dividends paid by a Portfolio from net investment income, the excess of net short-term capital gain over net long-term capital loss, and original issue discount or certain market discount income will be taxable to shareholders as ordinary income. Dividends paid by a Portfolio from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gains regardless of how long the shareholders have held their shares. These tax consequences will apply regardless of whether distributions are received in cash or reinvested in shares. Dividends to corporate shareholders are not generally expected to qualify for the corporate dividends-received deduction. We will notify you after each calendar year of the amount and character of distributions you received from each Portfolio for federal tax purposes.

 [margin] GENERALLY, WHETHER OR
 NOT YOU CHOOSE TO REINVEST YOUR
 DIVIDENDS AND CAPITAL GAINS OR
 TAKE THEM IN CASH, THEY ARE
 CONSIDERED BY THE IRS TO BE
 TAXABLE INCOME.


                    For IRA's and pension plans, dividends and capital gains are reinvested and not taxed until you receive a qualified
                              ---
               distribution from your IRA or pension plan.

                    You need to consider the tax implications of buying shares immediately prior to a distribution. Investors who purchase shares shortly before the record date for a distribution will pay a per share price that includes the value of the anticipated distribution. You will be taxed when you receive the distribution even though the distribution represents a return of a portion of the purchase price. You may want to call us at 1-800-503-8923 before your purchase. We'll tell you if a distribution is due.

                    Redemptions and exchanges of shares are taxable events which may represent a gain or a loss for the shareholder.

                    Individuals and certain other classes of shareholders may be subject to backup withholding of federal income tax on distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules. They may be subject to nonresident alien withholding on amounts considered ordinary dividends from the Portfolio.

                    When you sign your account application, you will be asked to certify that your social security or taxpayer identification number is correct. You will also be asked to certify that you are not subject to backup withholding for failure to report income to the Internal Revenue Service.

               PENSION AND RETIREMENT SAVINGS PROGRAMS   The tax rules
               applicable to participants and beneficiaries in Pension and Retirement Savings Programs vary according to the type of plan and the terms and conditions of the plan. In general, distributions from these plans are taxed as ordinary income. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits:

                    (1) distributions prior to age 59 1/2 (subject to certain exceptions);
                    (2) distributions that do not conform to specified commencement and minimum distribution rules;
                    (3) aggregate distributions in excess of a specified annual amount; and
                    (4)  in other specified circumstances.
               You should consult a qualified tax advisor for more information.

 [margin] THERE ARE SPECIAL TAX
 CONSIDERATIONS IF YOU ARE TAKING
 A CASH DISTRIBUTION FROM A
 PENSION PLAN AND ROLLING IT OVER
 TO AN IRA IN ONE OF THE PORTFOLIOS.
 YOU NEED TO DISCUSS THIS WITH YOUR
 TAX ADVISER.

               OTHER TAXES In addition to federal taxes, you may be subject to state and local taxes on payments received from us. Depending on the state tax rules pertaining to a shareholder, a portion of the dividends paid by a Portfolio that come from direct obligations of the U.S. Treasury and certain agencies may be exempt from state and local taxes. Check with your own tax adviser regarding specific questions as to federal, state and local taxes.


               [footnote] *For each taxable year, we intend to qualify each Portfolio as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Qualifying regulated investment companies distributing substantially all of their ordinary income and capital gains are not subject to federal income or excise tax on any net investment income and net realized capital gains distributed to shareholders. However, the shareholders (you) are subject to tax on these distributions.



               SHARE PRICE

               HOW SHARE PRICE IS DETERMINED We value Portfolio securities, primarily traded on a domestic securities exchange or NASDAQ, at the last sale price on that exchange on the day the valuation is made. We take price information on listed securities from the exchange where the security is primarily traded. If no sale is reported, we use the mean of the latest bid and asked prices. We generally price securities traded over-the-counter the same way. When market quotations are not readily available, we value securities and other assets at fair value as determined in good faith by the Board.

 [margin] THE PRICE OF YOUR
 SHARES IS REFERRED TO AS
 THEIR NET ASSET VALUE. WE
 CALCULATE THE NET ASSET VALUE
 EACH DAY THE NEW YORK STOCK
 EXCHANGE (THE "EXCHANGE") IS
 OPEN.

                    We will value all securities held by the Transamerica
               Premier Cash Reserve Portfolio, and any short-term investments of the other Portfolios that mature in 60 days or less, on the basis of amortized cost when the Board determines that amortized cost is fair value. Amortized cost involves valuing an investment at its cost and a constant amortization to maturity of any discount or premium, regardless of the effect of assuming movements in interest rates. For more information, see the Statement of Additional Information.

               WHEN SHARE PRICE IS DETERMINED The price of your shares is their net asset value. We determine the net asset value by calculating the total value of the Portfolio's assets, deducting total liabilities, and dividing the result by the number of shares outstanding. Except for the Transamerica Premier Cash Reserve Portfolio, we determine the net asset value only on days that the New York Stock Exchange (the "Exchange") is open. We determine the net asset value of the Transamerica Premier Cash Reserve Portfolio only on days that the Federal Reserve is open.

 [margin] WHEN YOU BUY OR SELL
 SHARES, YOU GET THE SHARE PRICE
 THAT WE DETERMINE AT THE CLOSE
 OF THE EXCHANGE ON THE DAY WE
 RECEIVE YOUR REQUEST. IF WE
 RECEIVE YOUR REQUEST AFTER THE
 CLOSE OF THE EXCHANGE, YOU GET
 THE SHARE PRICE AT THE CLOSE OF
 THE FOLLOWING DAY.

                    If we receive your investment or redemption request before the close of business on the Exchange, usually 4:00 p.m. Eastern time, your share price for that transaction will be the price we determine at the close of the Exchange that day. When investment and redemption requests are received after the Exchange is closed, we use the share price at the close of the Exchange the next day the Exchange is open. We consider investment and redemption requests by telephone to be received at the time of your telephone call, assuming you've given us all required information.

                    We consider purchase payments to be received only when your check, wire, or automatic investment funds are received by us along with all required information. We consider wired funds to be received on the day they are deposited in the Company's bank account. If you call us with wire instructions before the Exchange closes, we usually deposit the money that day.

               WHERE TO FIND INFORMATION ABOUT SHARE PRICE You can get the current net asset values of your Portfolios by calling us at 1-800-503-8923. The net asset value of each Portfolio may also be published in leading newspapers daily, once its net assets reach a certain amount.



               INVESTMENT ADVISER AND ADMINISTRATOR

               INVESTMENT ADVISER SERVICES The Investment Adviser is responsible for making investment decisions for the Portfolios. The Investment Adviser is also responsible for the selection of brokers and dealers to execute transactions for each Portfolio. Some of these brokers or dealers may be affiliated persons of the Company, the Investment Adviser, Administrator, or the Distributor.

               Since it is our policy to seek the best price and execution for each transaction, the Investment Adviser may give consideration to brokers and dealers who provide us with statistical information and other services in addition to transaction services. Additional information about the selection of brokers and dealers is provided in the Statement of Additional Information.

                    Trading decisions for each of the Portfolios described in
               this Prospectus are made by a team of expert managers and analysts headed by a team leader. The team leader is primarily responsible for the day-to-day decisions related to their Portfolio. They are supported by the entire group of managers and analysts. The team leader of any one Portfolio may be on another Portfolio team. The transactions and performance of the Portfolios are reviewed continuously by the Investment Adviser's senior officers.

                    Here's a listing and brief biography of the team leaders for each of the Portfolios:

               . TRANSAMERICA PREMIER EQUITY PORTFOLIO Glen E. Bickerstaff. Vice President, Senior Portfolio Manager and Director of Research, Transamerica Investment Services. B.S., University of Southern California, 1980. Vice President, Fish & Lederer Investment Counsel, 1986-1987. Vice President, Pacific Century Advisers, 1980-1986.

               . TRANSAMERICA PREMIER EQUITY INDEX PORTFOLIO Christopher J. Bonavico. Equity Trader & Analyst, Transamerica Investment Services. M.B.A., New York University, 1993. B.S., University of Delaware, 1987. Equity Research Analyst, Salomon Brothers, 1989-1993. Business Analyst, Planning & Financial Management, Chase Manhattan Bank, 1988-1989.

               . TRANSAMERICA PREMIER BOND PORTFOLIO Sharon K. Kilmer, C.F.A. Vice President and Senior Portfolio Manager, Transamerica Investment Services. Member of the Los Angeles Society of Financial Analysts. M.B.A., University of Southern California, 1982. B.A., University of Southern California (Magna Cum Laude, Phi Beta Kappa, recipient USC Midwest Alumnae Scholarship/Leadership Award), 1980. Joined Transamerica in 1982.

               . TRANSAMERICA PREMIER BALANCED PORTFOLIO BONDS Sharon K. Kilmer, C.F.A. (see above).
                  STOCKS Jeffrey S. Van Harte, C.F.A. Vice President and Senior Portfolio Manager, Transamerica Investment Services. Member of San Francisco Society of Financial Analysts. B.A., California State University at Fullerton, 1980. Securities Analyst and Trader, Transamerica Investment Services, 1980-1984.

               . TRANSAMERICA PREMIER INTERMEDIATE GOVERNMENT PORTFOLIO AND TRANSAMERICA PREMIER CASH RESERVE PORTFOLIO Kevin J. Hickam, C.F.A. Assistant Vice President and Portfolio Manager, Transamerica Investment Services. Member of Los Angeles Society of Financial Analysts. M.B.A. Cornell University, 1989. B.S., California State University at Chico, 1984. Senior Accountant, Santa Clara Savings, 1984-1987.

               ADVISER FEE For its services to the Portfolios, the Investment Adviser receives an Adviser Fee. This fee is based on an annual percentage of the average daily net assets of each Portfolio. It is accrued daily, and paid monthly.

                    The annual fee percentages for the Transamerica Premier
               Equity Portfolio are .XX% on the first $1 billion of assets. This reduces to: .XX% on the next $1 billion; and finally .XX% on assets over $2 billion. The corresponding fee percentages for the Transamerica Premier Equity Index Portfolio are .XX%, .XX%, and .XX% respectively. The corresponding fee percentages for the Transamerica Premier Bond Portfolio are .XX%, .XX%, and .XX%, respectively. The corresponding fee percentages for the Transamerica Premier Balanced Portfolio are .XX%, .XX%, and .XX%, respectively. The corresponding fee percentages for the Transamerica Premier Intermediate Government Portfolio are .XX%, .XX%, and .XX%, respectively. The corresponding fee percentages for the Transamerica Premier Cash Reserve Portfolio are .XX%, .XX%, and .XX%, respectively.

                    The Investment Adviser will reduce the Adviser Fee each
               Portfolio must pay if the fee exceeds any state-imposed restrictive expense limitations. This excludes permissible items, such as brokerage commissions, Rule 12b-1 payments, interest, taxes and litigation expenses. The Investment Adviser may waive some or all of these fees from time to time at its discretion.

                    The Investment Adviser may from time to time reimburse the
               Portfolios for some or all of their operating expenses, including 12b-1 fees. Such reimbursements will increase a Portfolio's return. This is intended to make the Portfolios more competitive. This practice may be terminated at any time.

               ADMINISTRATOR SERVICES The Investment Adviser pays part of the Adviser Fee to the Administrator. The Administrator provides office space for the Company and pays the salaries, fees and expenses of all Company officers and those directors affiliated with Transamerica Corporation. Each Portfolio pays all of its expenses not assumed by the Administrator. This includes transfer agent and custodian fees and expenses, legal and auditing fees, printing costs of reports to shareholders, registration fees and expenses, 12b-1 fees, and fees and expenses of directors unaffiliated with Transamerica Corporation.



               PORTFOLIO INVESTMENT PROCEDURES

               BUYING AND SELLING SECURITIES In general, we purchase and hold securities for each Portfolio for capital growth, current income, or a combination of those purposes. However, we ordinarily buy and sell securities whenever we think it is appropriate in order to achieve the Portfolio's investment objective. Portfolio changes can result from liquidity needs, securities reaching a price objective, anticipated changes in interest rates, a change in the creditworthiness of an issuer, or from general financial or market developments. Because investment changes usually are not tied to the length of time a security has been held, a significant number of short-term transactions may result.

 [margin] WE HAVE THE ABILITY
 TO BUY AND SELL SECURITIES AS
 OFTEN AS WE WISH IN ORDER TO
 ACHIEVE THE PORTFOLIO'S
 INVESTMENT OBJECTIVE.

                    We may sell one security and simultaneously purchase another of comparable quality. We may simultaneously purchase and sell the same security to take advantage of short-term differentials and bond yields. Or we may purchase individual securities in anticipation of relatively short-term price gains. The rate of securities turnover will not be a determining factor in these decisions. However, certain tax considerations can restrict our ability to sell securities in some circumstances when the security has been held for less than three months. Increased turnover results in higher costs. These costs result from brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. This can result in the acceleration of taxable gains.

                    Turnover for the insurance company separate accounts (as
               described under "Investment Adviser's Performance" on page _____), also managed by the Investment Adviser, has not been and will not be a consideration. The Investment Adviser buys and sells securities for each separate account whenever they believe it is appropriate to do so. The Transamerica Premier Portfolios are and will be managed in a substantially similar manner.

                    We cannot predict precisely the turnover rates for these new
               Portfolios, but we expect that the annual turnover rates will generally not exceed 50% for the Transamerica Premier Equity Portfolio, 200% for the Transamerica Premier Equity Index Portfolio, 100% for the Transamerica Premier Bond Portfolio, 50% for the Transamerica Premier Balanced Portfolio, and 300% for the Transamerica Premier Government Bond Portfolio. We expect the turnover rate for the Transamerica Premier Cash Reserve Portfolio to be zero for regulatory purposes. A 100% annual turnover rate would occur if all of a Portfolio's securities were replaced one time during a one year period. Short-term gains realized from turnover are taxable to shareholders as ordinary income, except for shares held in special tax-qualified accounts (such as IRA's or employer sponsored pension plans). In addition, higher turnover rates can result in corresponding increases in brokerage commissions and other transaction costs. We generally will not consider turnover rates in making investment decisions on behalf of any Portfolio consistent with the Portfolio's investment objective and policies.

                    For more information, see "What About Taxes?", on page ___, and the Statement of Additional Information.

               PORTFOLIO LENDING As a way to earn additional income, we may lend Portfolio securities to creditworthy persons not affiliated with the Portfolios. Such loans must be secured by cash collateral or by irrevocable letters of credit maintained on a current basis in an amount at least equal to the market value of the securities loaned. During the existence of the loan, we must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral. We must have the right to call the loan and obtain the securities loaned at any time on five days' notice. This includes the right to call the loan to enable the us to execute shareholder voting rights. Such loans cannot exceed one-third of the Portfolio's net assets taken at market value. Interest on loaned securities cannot exceed

               10% of the annual gross income of the Portfolio (without offset for realized capital gains). The lending policy described in this paragraph is a fundamental policy that can be changed only by a vote of a majority of shareholders.

                    Lending securities to broker-dealers and institutions could result in a loss or a delay in recovering the Portfolio's securities.

               BORROWING POLICIES OF THE PORTFOLIOS We can borrow money from banks or engage in reverse repurchase agreements, for temporary or emergency purposes. We can borrow up to one-third of a Portfolio's total assets. To secure borrowings, we can mortgage or pledge securities in an amount up to one-third of a Portfolio's net assets. If we borrow money, a Portfolio's share price may be subject to greater fluctuation until the borrowing is paid off. If we make additional investments while borrowings are outstanding, this may be considered a form of leverage.

               REPURCHASE AGREEMENTS We may enter into repurchase agreements with Federal Reserve System member banks or U.S. securities dealers. A repurchase agreement occurs when, at the time we purchase an interest-bearing debt obligation, the seller agrees to repurchase the debt obligation on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Portfolio's money is invested in the security. Since the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. Our risk is the ability of the seller to pay the agreed-upon price on the delivery date. If the seller is unable to make a timely repurchase, our expected proceeds could be delayed, or we could suffer a loss in principal or current interest, or incur costs in liquidating the collateral. We have established procedures to evaluate the creditworthiness of parties making repurchase agreements.

                    The securities underlying repurchase agreements are not
               subject to the restrictions applicable to maturity of the Portfolios or their securities.

                    We will not invest in repurchase agreements maturing in more than seven days if that would constitute more than 10% of its net assets when taking into account the remaining days to maturity of our existing repurchase agreements.

               WHEN-ISSUED SECURITIES We may sometimes purchase new issues of securities on a when-issued basis. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. We maintain a segregated account for each of the Portfolios consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments.

               SHORT SALES We may sell securities which we do not own, or intend to deliver to the buyer if we do own ("sell short") if, at the time of the short sale, we own or have the right to acquire an equal amount of the security being sold short at no additional cost. These transactions allow us to hedge against price fluctuations by locking in a sale price for securities we do not wish to sell immediately.

                    We may make a short sale when we want to sell a security we own at a current attractive price. This allows us to postpone a gain or loss for federal income tax purposes and to satisfy certain tests applicable to regulated investment companies under the Code. We will make short sales only if the total amount of all short sales does not exceed 10% of the Portfolio. This limitation can be changed at any time.

               MUNICIPAL OBLIGATIONS We may invest in municipal obligations for any Portfolio, except for the Transamerica Premier Equity Index Portfolio. This includes the equity Portfolios as part of their cash management techniques. In addition to the usual risks associated with investing for income, the value of municipal obligations can be affected by changes in the actual or perceived credit quality. The credit quality of a municipal obligation can be affected by, among other factors: a) the financial condition of the issuer or guarantor; b) the issuer's future borrowing plans and sources of revenue; c) the economic feasibility of the revenue bond project or general borrowing purpose; d) political or economic developments in the region or jurisdiction where the security is issued; and e) the liquidity of the security. Because municipal obligations are generally traded over the counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal issues can be enhanced by demand features which enable us to demand payment from the issuer or a financial intermediary on short notice.

               HIGH-YIELD ("JUNK") BONDS High-yield bonds (commonly called "junk" bonds) are lower-rated bonds that involve higher current income but also present a higher degree of credit risk. Credit risk is the risk that the issuer of the bonds will not be able to make interest or principal payment on time. If this happens, we would lose some of our income, and we could expect a decline in the market value of the securities affected. We need to carefully analyze the financial condition of companies issuing junk bonds. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments. But during an economic downturn or a period of rising interest rates, highly leveraged companies can have trouble making principal and interest payments, meeting projected business goals, and obtaining additional financing.

                    We may also invest in unrated debt securities. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain municipalities may decide not to pay the cost of getting a rating for their bonds. We analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, to determine whether to purchase unrated municipal bonds.

                    Unrated debt securities will be included in the 35% limit on non-investment grade debt of the applicable Portfolios, unless we deem such securities to be the equivalent of investment grade securities. See "Summary of Bond Ratings" on page _____ and the Statement of Additional Information for a description of bond rating categories.

               FOREIGN SECURITIES We may invest in foreign securities for each of the Portfolios, except the Transamerica Premier Equity Index Portfolio and Transamerica Premier Intermediate Government Portfolio. These investments are made through the purchase of American depositary receipts ("ADR's") evidencing ownership of the underlying foreign securities. ADR's are dollar-denominated and are issued by domestic banks or securities firms and traded in the U.S.

                    Investing in securities of foreign issuers involves
               different, and sometimes greater, risks than investments in securities of U.S. issuers. These include an increased risk of adverse political and economic developments, and, with respect to certain countries, the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of the funds or other assets of a Portfolio. These risks are discussed under "A Discussion About Risk" on page ____.

               OPTIONS, FUTURES, AND OTHER DERIVATIVES We may use options, futures, forward contracts, and swap transactions ("derivatives") for each of the Portfolios. However, we do not currently use, nor anticipate using, derivatives for the Transamerica Premier Cash Reserve Portfolio. We may seek to protect a Portfolio against potential unfavorable movements in interest rates or securities' prices by investing in derivatives. If those markets do not move in the direction we anticipate, we could suffer investment losses.

                    We may purchase and write call or put options on securities or on indexes ("options"). We may also enter into interest rate or index futures contracts for the purchase or sale of instruments based on financial indexes ("futures contracts"), options on futures contracts, forward contracts, and interest rate swaps and swap-related products. We use these instruments primarily to adjust a Portfolio's exposure to changing securities prices, interest rates, or other factors that affect securities values. This is an attempt to reduce the overall investment risk.

                    Risks in the use of derivatives include, in addition to
               those referred to above: a) the risk that interest rates and securities prices do not move in the directions being hedged against, in which case the Portfolio has incurred the cost of the derivative (either its purchase price or, by writing an option, losing the opportunity to profit from increases in the value of the securities covered) with no tangible benefit; b) imperfect correlation between the price of derivatives and the movements of the securities' prices or interest rates being hedged; c) the possible absence of a liquid secondary market for any particular derivative at any time; d) the potential loss if the counterparty to the transaction does not perform as promised; and e) the possible need to defer closing out certain positions to avoid adverse tax consequences.

                    More information on derivatives is contained in the
               Statement of Additional Information.

               MORTGAGE-BACKED AND ASSET-BACKED SECURITIES We may invest in mortgage-backed and asset-backed securities. The Transamerica Premier Bond Portfolio and the Transamerica Premier Intermediate Government Portfolio are more likely to invest in such securities than the other Portfolios. Mortgage-backed and asset-backed securities are generally pools of many individual mortgages or other loans. Part of the cash flow of these securities is from the early payoff of some of the underlying loans. The specific amount and timing of such prepayments is difficult to predict, creating "prepayment risk." For example, prepayments on Government National Mortgage Association ("GNMA's") are more likely to increase during periods of declining long-term interest rates because borrowers tend to refinance when interest rates drop. In the event of very high prepayments, we may be required to invest these proceeds at a lower interest rate, causing us to earn less than if the prepayments had not occurred. Prepayments will also limit our ability to participate in as much gain as one would expect with a comparable security not subject to prepayment.

               ZERO COUPON BONDS We may invest in zero coupon bonds and strips. Zero coupon bonds do not make regular interest payments. Instead, they are sold at a discount from face value. A single lump sum which represents both principal and interest is paid at maturity. Strips are debt securities whose interest coupons are taken out and traded separately after the securities are issued, but otherwise are comparable to zero coupon bonds. The market value of zero coupon bonds and strips generally is more sensitive to interest rate fluctuations than interest-paying securities of comparable term and quality.

               ILLIQUID SECURITIES We may invest up to 15% of a Portfolio's net assets in securities that are illiquid, except that the Transamerica Premier Cash Reserve Portfolio may only invest 10%. Securities are considered illiquid when there is no readily available market or when they have legal or contractual restrictions. Repurchase agreements which mature in more than seven days are included as illiquid securities. It may be difficult for us to sell these investments quickly for their fair market value.

                    Certain restricted securities that are not registered for
               sale to the general public but that can be resold to institutional investors under Rule 144A may not be considered illiquid. This is provided that a dealer or institutional trading market exists. The institutional trading market is relatively new. Liquidity of the Portfolios' investments could be impaired if trading for these securities does not further develop or declines. The Investment Adviser determines the liquidity of Rule 144A securities under guidelines approved by the Board.

               VARIABLE RATE, FLOATING RATE, OR VARIABLE AMOUNT SECURITIES We may invest in variable rate, floating rate, or variable amount securities for each Portfolio, except for the Transamerica Premier Equity Portfolio. These are short-term unsecured promissory notes issued by corporations to finance short-term credit needs. They are interest-bearing notes on which the interest rate generally fluctuates on a scheduled basis.

               INVESTMENTS IN OTHER INVESTMENT COMPANIES We may invest up to 10% of a Portfolio's total assets in the shares of other investment companies, but only up to 5% of its assets in any one other investment company. In addition, we cannot purchase more than 3% of the securities of any one investment company for any Portfolio. We intend to keep these investments to a minimum, since our investment returns are reduced by the other investment companies' own fees in addition to this Portfolio's fees.

               GENERAL INFORMATION

               TRANSAMERICA INVESTORS, INC. Transamerica Investors, Inc. was organized as a Maryland corporation on February 22, 1995. The Company is registered with the Securities and Exchange Commission under the 1940 Act as an open-end, diversified management investment company of the series type. Each Portfolio constitutes a separate series. Each series has two classes of shares, Investor Shares and Adviser Shares. The fiscal year-end of each of the Portfolios is December 31.

                    The Company is authorized to issue and sell multiple classes of shares for each of the Portfolios. The Company reserves the right to issue additional classes of shares in the future without the consent of shareholders, and can allocate any remaining unclassified shares or reallocate any unissued classified shares.

                    Except for the differences noted below and elsewhere in this
               Prospectus, each share of a Portfolio has equal dividend, redemption and liquidation rights with other shares of the Portfolios and when issued, is fully paid and nonassessable. Each share of each class represents an identical legal interest in the same investments of a Portfolio, except that Adviser Shares have higher distribution fees. Each class has certain other expenses related solely to that class. Each class will have exclusive voting rights under the 12b-1 distribution plan. In the event that a special meeting of shareholders is called, separate votes are taken by each class only if a matter affects, or requires the vote of, just that class. Although the legal rights of holders of each class of shares are identical, it is likely that the difference in expenses will result in different net asset values and dividends. The classes may have different exchange privileges.

                    As a Maryland corporation, the Company is not required to
               hold regular annual meetings of shareholders. Ordinarily there will be no shareholder meetings, unless requested by shareholders holding 10% or more of the outstanding shares, or unless required by the 1940 Act or Maryland law. You are entitled to cast one vote for each share you own of each Portfolio. At a special shareholders meeting, if one is called, issues that affect all the Portfolios in substantially the same way will be voted on by all shareholders, without regard to the Portfolios. Issues that do not affect a Portfolio will not be voted on by that Portfolio. Issues that affect all Portfolios, but in which their interests are not substantially the same, will be voted on separately by each Portfolio.

               CUSTODIAN AND TRANSFER AGENT Under a Custodian Agreement, State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, holds all securities and cash assets of the Portfolios, provides recordkeeping services, and serves as the Portfolios' custodian. State Street is authorized to deposit securities in securities depositories or to use services of sub-custodians.

                    Under a Transfer Agency Agreement, Boston Financial Data
               Services ("BFDS"), Two Heritage Drive, Quincy, Massachusetts 02171, serves as the Portfolios' transfer agent. The transfer agent is responsible for: a) opening and maintaining your account; b) reporting information to you about your account; c) paying you dividends and capital gains; and d) handling your requests for exchanges, transfers and redemptions.

 [sidebar] BOSTON FINANCIAL
 DATA SERVICES, ONE OF THE
 BIGGEST AND MOST EXPERIENCED
 TRANSFER AGENTS IN THE BUSINESS,
 HANDLES ALL YOUR ACCOUNT
 TRANSACTIONS AND PROVIDES REPORTS
 TO YOU ABOUT YOUR ACCOUNT. FOR
 INFORMATION ABOUT YOUR ACCOUNT,
 CALL THE TRANSAMERICA INVESTORS
 TEAM AT 1-800-503-8923.

               DISTRIBUTOR Transamerica Securities Sales Corporation ("TSSC") is the principal underwriter and distributor of the shares of each of the Portfolios. TSSC has an agreement with Transamerica Financial Resources, Inc. ("TFR") to sell Adviser Shares through its registered representatives. TSSC can also enter into arrangements where Adviser Shares will be sold by other broker-dealers, subject to the approval of the Board.

               Both TSSC and TFR are wholly-owned subsidiaries of Transamerica Insurance Corporation of California, which is a wholly-owned subsidiary of Transamerica Corporation. TSSC and TFR are registered with the Securities and Exchange Commission as broker-dealers. They are also members of the National Association of Securities Dealers, Inc.

               DISTRIBUTION PLAN Each Portfolio makes payments to TSSC according to a plan adopted to meet the requirements of Rule 12b-1 under the Investment Company Act of 1940. These fees accrue daily and are based on an annual percentage of the daily average net value of the assets represented by each class of shares.

               The 12b-1 plan of distribution and related distribution contracts require the Portfolios to pay distribution and service fees to TSSC as compensation for its activities, not as reimbursement for specific expenses. If TSSC's expenses are more than its fees for any Portfolio, the Portfolio will not have to pay more than those fees. If TSSC's expenses are less than the fees, it will keep the excess. The Company will pay the distribution and service fees to TSSC until the distribution contracts are terminated or not renewed. In that event, TSSC's expenses over and above any fees through the termination date will be TSSC's sole responsibility and not the obligation of the Company. The Transamerica Investors, Inc. Board of Directors (the "Board") will annually review the distribution plan and contracts and TSSC's expenses for each class of shares.

               For the Adviser Shares class, there is an annual 12b-1 distribution fee of .75% of the average daily net assets of the Adviser Shares of each Portfolio, except the Transamerica Premier Cash Reserve Portfolio. The 12b-1 distribution fee for the Transamerica Premier Cash Reserve Portfolio is .15% of the average daily net assets of the Adviser Shares of that Portfolio. There is also an annual 12b-1 service fee of .25% of the average daily net assets of the Adviser Shares of each Portfolio, except the Transamerica Premier Equity Index and Cash Reserve Portfolios. The service fee for the Transamerica Premier Equity Index Portfolio is .15%. There is no service fee for the Transamerica Premier Cash Reserve Portfolio. The distribution fee covers compensation to registered representatives and other sales personnel involved with selling Adviser Shares, as well as preparation, printing and mailing of the Prospectus, Statement of Additional Information, sales literature, other media advertising, and related expenses. Also, a service fee is charged on Adviser Shares. The service fee compensates sales people for ongoing shareholder information and advice, and office expenses such as rent, communications equipment, employee salaries, and other overhead costs.

               From time to time, and for one or more Portfolios within each class of Shares, the Board may reduce or waive any of these fees at its discretion. All or any portion of these fees may be paid by the Investment Adviser for the Company, at the discretion of the Investment Adviser.

               PERFORMANCE INFORMATION The Company may publish performance information about the Portfolios. Portfolio performance usually will be shown either as cumulative total return or average periodic total return compared with other mutual funds by public ranking services, such as Lipper Analytical Services, Inc. Cumulative total return is the actual performance over a stated period of time. Average annual total return is the hypothetical return, compounded annually, that would have produced the same cumulative return if the Portfolio's performance had been constant over the entire period. Each Portfolio's total return shows its overall dollar or percentage change in value. This includes changes in the share price and reinvestment of dividends and capital gains.

               The performance of a Portfolio can also be measured in terms of yield. Each Portfolio's yield shows the rate of income the Portfolio earns on its investments as a percentage of the Portfolio's share price.

               A Portfolio can also separate its cumulative and average annual total returns into income results and capital gains or losses. Each Portfolio can quote its total returns on a before-tax or after-tax basis.

               The performance information which may be published for the Portfolios is historical. It is not intended to represent or guarantee future results. The value of your Portfolio shares can be more or less than their original cost when they are redeemed. For more information, see the Statement of Additional Information.

               MATERIAL LEGAL PROCEEDINGS There are no material legal proceedings to which the Company is subject, or to which the Investment Adviser, the Administrator, or the Distributor are subject which are likely to have a material adverse effect on their ability to perform their obligations to the Company, or on the Company itself.

               SUMMARY OF BOND RATINGS Following is a summary of the grade indicators used by two of the most prominent, independent rating agencies (Moody's Investors Service, Inc. and Standard & Poor's Corporation) to rate the quality of bonds. The first four categories are generally considered investment quality bonds. Those below that level are of lower quality, commonly referred to as "junk bonds."

                                                               STANDARD &
                                                               ----------
                    INVESTMENT GRADE                MOODY'S    POOR'S
                    ----------------                -------    ------
                    Highest quality                 Aaa        AAA
                    High quality                    Aa         AA
                    Upper medium                    A          A
                    Medium, speculative features    Baa        BBB

                    LOWER QUALITY
                    -------------
                    Moderately speculative          Ba       BB
                    Speculative                     B        B
                    Very speculative                Caa      CCC
                    Very high risk                  Ca       CC
                    Highest risk, may not be
                    paying interest                 C        C
                    In arrears or default           C        D

                    For more detailed information on bond ratings, including
               gradations within each category of quality, see the Statement of Additional Information.

               PENSION AND RETIREMENT SAVINGS PROGRAMS Following is a listing of Pension and Retirement Savings Programs.

               . 401(a), 401(k), profit sharing, or money purchase pension plans (including KEOGH/HR 10 Plans) designed to benefit employees of corporations, partnerships, and sole proprietors.

               . Section 403(b)(7) (Tax-Sheltered Annuity) Plans for employees of educational organizations or other qualifying, tax exempt organizations.

               . Individual Retirement Account ("IRA"), or comparable program, for individuals and Simplified Employee Pension ("SEP") Plans for employers (including sole proprietors) and their employees.

               . Section 457 deferred compensation plans for employees of state governments and tax exempt organizations.

               . Employers' non-qualified plans or savings programs, that do not qualify for federal tax advantages.

               . Other retirement plans or savings programs allowed by the Board.

 [sidebar] TRANSAMERICA PREMIER
 PORTFOLIOS PROVIDE A GOOD
 SELECTION OF FUNDS FOR YOUR
 RETIREMENT OR SAVINGS NEEDS.

                                 TRANSAMERICA
                              PREMIER PORTFOLIOS
                                ADVISER SHARES


NEW INVESTORS

For information on Transamerica Premier Portfolios call toll-free:

     1-800-[insert TFR number]
and

Mail your application to:

     Transamerica Investors
     PO Box [insert box number]
     Boston, MA 02266-[xxxx]



CURRENT SHAREHOLDERS

For information on net asset values, make telephone transactions, etc. call toll-free:

     1-800-503-8923
or

Send your purchase, redemption and other requests to:

     Transamerica Investors
     PO Box 8520
     Boston, MA 02266-8520

                                    PART B

         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

STATEMENT OF ADDITIONAL INFORMATION:  __________ , 1995


                                 TRANSAMERICA
                              PREMIER PORTFOLIOS


     YOUR GUIDE This Statement of Additional Information will provide you with details beyond what is available in the Prospectus. Please refer to the Prospectus first, then to this document. Please read it carefully. Save it for future reference.


     THE PREMIER PORTFOLIOS

     TRANSAMERICA PREMIER EQUITY PORTFOLIO The Portfolio seeks to maximize long-term capital appreciation.

     TRANSAMERICA PREMIER EQUITY INDEX PORTFOLIO The Portfolio seeks to track the performance of the Standard & Poor's 500 Composite Stock Price Index, also known as the S&P 500 Index (the "Index").

     TRANSAMERICA PREMIER BOND PORTFOLIO The Portfolio seeks to achieve a high total return (income plus capital changes) consistent with preservation of principal.

     TRANSAMERICA PREMIER BALANCED PORTFOLIO The Portfolio seeks to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing its investments among stocks, bonds, and cash.

     TRANSAMERICA PREMIER INTERMEDIATE GOVERNMENT PORTFOLIO The Portfolio seeks to achieve a high level of current income with the security of investing in government securities.

     TRANSAMERICA PREMIER CASH RESERVE PORTFOLIO This is a money market fund that seeks to maximize current income consistent with liquidity and preservation of principal.


     ABOUT THE PROSPECTUS This Statement of Additional Information is not a prospectus. It should be read in connection with the current Prospectus dated _________, 1995. The Prospectus is available without charge upon written request to: Transamerica Investors, Inc., [insert fulfillment address] or telephone request to 1-800-[insert fulfillment number].

     Terms used in the Prospectus are incorporated in this Statement of Additional Information.

     CONTENTS

     SECTION                                                         PAGE
     -------                                                         ----
     INVESTMENT RESTRICTIONS.......................................

     DESCRIPTION OF CORPORATE BOND RATINGS.........................

     DESCRIPTION OF FIXED-INCOME INSTRUMENTS.......................

     PORTFOLIO INVESTMENT PROCEDURES...............................
          High Yield ("Junk") Bonds................................
          Restricted and Illiquid Securities.......................
          Derivatives..............................................
          Options on Securities and Securities Indexes.............
          Risks Associated with Options Transactions...............
          Futures Contracts and Options on Futures Contracts.......
          Swap Transactions........................................
          Segregated Accounts......................................
          Purchase of "When Issued" Securities.....................
          Lending of Securities....................................
          Repurchase Agreements....................................
          Other Investment Techniques And Opportunities............

     PORTFOLIO TURNOVER............................................

     MANAGEMENT OF THE COMPANY.....................................

     INVESTMENT ADVISORY AND OTHER SERVICES........................

     REDEMPTION OF SHARES..........................................

     EXCHANGE PRIVILEGE............................................

     TELEPHONE TRANSACTIONS........................................

     BROKERAGE ALLOCATION..........................................

     DETERMINATION OF NET ASSET VALUE..............................

     PERFORMANCE INFORMATION.......................................

     TAXES.........................................................

     OTHER INFORMATION.............................................

     FINANCIAL STATEMENTS..........................................
     [to be provided by pre-effective amendment]

INVESTMENT RESTRICTIONS

     Investment restrictions numbered 1 through 11 below have been adopted by the Company as fundamental policies of the Portfolios. Under the Investment Company Act of 1940, as amended (the "1940 Act"), a fundamental policy may not be changed with respect to a Portfolio without the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Portfolio. Investment restrictions 12 through 17 may be changed by a vote of the Board of Directors of the Company (the "Board") at any time.

     1. BORROWING Each Portfolio may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 33-1/3% of the value of the Portfolio's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Transamerica Premier Cash Reserve Portfolio may also enter into reverse repurchase agreements. Whenever borrowings, including reverse repurchase agreements, of 5% or more of a Portfolio's total assets are outstanding, the Portfolio will not make any additional investments.

     2. LENDING No Portfolio may lend its assets or money to other persons, except through (a) purchasing debt obligations, (b) lending securities in an amount not to exceed 33 1/3% of the Portfolio's assets taken at market value,
(c) entering into repurchase agreements (d) trading in financial futures contracts, index futures contracts, securities indexes and options on financial futures contracts, options on index futures contracts, options on securities and options on securities indexes and (e) entering into variable rate demand notes.

     3. 5% FUND RULE No Portfolio may purchase securities (other than Government Securities) of any issuer if, as a result of the purchase, more than 5% of the Portfolio's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the total assets of each Portfolio, other than the Transamerica Premier Cash Reserve Portfolio, may be invested without regard to this limitation. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction. Transamerica Premier Cash Reserve Portfolio may invest more than 5% in the securities of one issuer for a period not to exceed three business days.

     4. 10% ISSUER RULE No Portfolio may purchase more than 10% of the voting securities of any one issuer, or more than 10% of the outstanding securities of any class of issuer, except that (a) this limitation is not applicable to a Portfolio's investments in Government Securities and (b) up to 25% of the value of the assets of a Portfolio may be invested without regard to these 10% limitations. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

     5. 25% INDUSTRY RULE No Portfolio may invest more than 25% of the value of its total assets in securities issued by companies engaged in any one industry. This limitation does not apply to securities issued or guaranteed by the United States Government, its agencies or instrumentalities. For the Transamerica Premier Cash Reserve Portfolio, investments in the following are not subject to the 25% limitation: repurchase agreements and securities loans collateralized by Unites States government securities, certificates of deposit, bankers' acceptances, and obligations (other than commercial paper) issued or guaranteed by United States banks and United States branches of foreign banks.

     6. UNDERWRITING No Portfolio may underwrite any issue of securities, except to the extent that the sale of securities in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be an underwriting, and except that the Portfolio may acquire securities under circumstances in which, if the securities were sold, the Portfolio might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended.

     7. REAL ESTATE No Portfolio may purchase or sell real estate or real estate limited partnership interests, or invest in oil, gas or mineral leases, or mineral exploration or development programs, except that a Portfolio may (a) invest in securities secured by real estate, mortgages or interests in real estate or mortgages, (b) purchase securities issued by companies that invest or deal in real estate, mortgages or interests in real estate or mortgages, (c) engage in the purchase and sale of real estate as necessary to provide it with an office for the transaction of business or (d) acquire real estate or interests in real estate securing an issuer's obligations, in the event of a default by that issuer.

     8. SHORT SALES No Portfolio may make short sales of securities or maintain a short position, unless at all times when a short position is open, the Portfolio owns an equal amount of the securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short.

     9. MARGIN PURCHASES No Portfolio may purchase securities on margin, except that a Portfolio may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts, financial futures contracts or related options, and options on securities, and options on securities indexes will not be deemed to be a purchase of securities on margin by a Portfolio.

     10. COMMODITIES No Portfolio may invest in commodities, except that each Portfolio (other than the Transamerica Premier Cash Reserve Portfolio) may invest in futures contracts (including financial futures contracts or securities index futures contracts) and related options and other similar contracts as described in this Statement of Additional Information and in the Prospectus.

     11. PUT/CALL OPTIONS No Portfolio may purchase or sell put options, call options, spreads or combinations of put options, call options and spreads, except that (a) each Portfolio, other than the Transamerica Premier Cash Reserve Portfolio, may purchase and sell covered put and call options on securities and stock indexes and futures contracts and options on futures contracts; and (b) the Transamerica Premier Cash Reserve Portfolio may acquire "puts" and "unconditional puts" as defined in Rule 2a-7 under the 1940 Act.

     12. SECURITIES OF OTHER INVESTMENT COMPANIES No Portfolio may purchase securities of other investment companies, other than a security acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange and except as permitted under the 1940 Act, if as a result of the purchase: (a) more than 10% of the value of the Portfolio's total assets would be invested in the securities of investment companies; (b) more than 5% of the value of the Portfolio's total assets would be invested in the securities of any one investment company; or (c) the Portfolio would own more than 3% of the total securities of any investment company

     13. INVEST FOR CONTROL No Portfolio may invest in companies for the purposes of exercising control or management.

     14. 3-YEAR RULE No Portfolio may purchase securities (other than Government Securities) if, as a result of the purchase, the Portfolio would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years. This restriction will apply to the entity supplying the revenues from which the issue is to be paid.

     15. AFFILIATED PARTIES No Portfolio may purchase or retain securities of any company if, to the knowledge of the Company, any of the Company's officers or directors or any officer or director of the Investment Adviser who individually own 1/2 of 1% of the company, together own more than 5% of the company.

     16. WARRANTS No Portfolio may purchase warrants (other than warrants acquired by the Portfolio as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Portfolio's net assets of which not more than 2% of the value of the Portfolio's net assets may be invested in warrants not listed on the New York Stock Exchange, Inc. (the "NYSE") or the American Stock Exchange. For purposes of this restriction, warrants acquired by a Portfolio in units or attached to securities may be deemed to be without value. The Transamerica Premier Cash Reserve Portfolio may not invest in any form of warrants.

     17. ILLIQUID AND RESTRICTED SECURITIES The Portfolios will each not invest more than 10% of their total assets in securities that are not registered or are offered in an exempt, non-public offering ("restricted securities") under the Securities Act of 1933 ("1933 Act"). However, such restriction will not apply to restricted securities offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act or to foreign securities which are offered or sold outside the United States in accordance with Regulation S of the 1933 Act. In addition, no Portfolio will invest more than 15% (10% for the Transamerica Premier Cash Reserve Portfolio) of its net assets in illiquid investments, which includes most repurchase agreements maturing in more than seven days, currency and interest rate swaps, time deposits with a notice or demand period of more than seven days, certain over-the-counter option contracts, participation interests in loans, securities that are not readily marketable, and restricted securities, unless the Investment Adviser determines, based upon a continuing review of the trading markets and available reliable price information for the specific security, that such restricted securities are eligible under Rule 144A and are liquid. For purposes of this restriction, illiquid securities are securities that cannot be disposed of by a Portfolio within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the securities. In no event, will any Portfolio's investment in illiquid restricted securities, in the aggregate, exceed 15% of its assets. If through a change in values, net assets, or other circumstances, any Portfolio were in a position where more than 15% of its assets were invested in illiquid securities, it would take appropriate steps to protect liquidity.

     The Board has adopted guidelines and delegated to the Investment Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. When no market, dealer, or matrix quotations are available for a security, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board. Since it is not possible to predict with assurance exactly how the market for restricted securities sold and offered under Rule 144A will develop, the Board will carefully monitor each Portfolio's investments in these securities, focusing on such important factors, among others, as valuation, liquidity, and availability of information. To the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities, this investment practice could have the effect of decreasing the level of liquidity in a Portfolio.

     The purchase price and subsequent valuation of restricted securities normally reflect a discount from the price at which such securities would trade if they were not restricted, since the restriction makes them less liquid. The amount of the discount from the prevailing market prices is expected to vary depending upon the type of security, the character of the issuer, the party who will hear the expenses of registering the restricted securities, and prevailing supply and demand conditions.

     The Company may make commitments more restrictive than the restrictions listed above with respect to a Portfolio to permit the sale of shares of the Portfolio in certain states. If the Company determines that any such commitment is no longer in the best interests of a Portfolio and its shareholders, the Company will revoke the commitment by terminating the sale of shares of the Portfolio in the state involved or may otherwise modify its commitment based on a change in the state's restrictions. The percentage limitations in the restrictions listed above apply at the time of purchases of securities.

DESCRIPTION OF CORPORATE BOND RATINGS

Moody's Investors Service, Inc. and Standard and Poor's Corporation are two prominent independent rating agencies, who rate the quality of bonds. Following are expanded explanations of the ratings shown in the Prospectus.

MOODY'S INVESTORS SERVICE, INC.

     Aaa: Bonds with this rating are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.

     Aa:   Bonds with this rating are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude.

     A:    Bonds with this rating possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds with this rating are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba:   Bonds with this rating are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B:    Bonds with this rating generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds with this rating are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca:   Bonds with this rating represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C:    Bonds with this rating are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Generally, investment-grade debt securities are those rated Baa3 or better by Moody's.


STANDARD & POOR'S CORPORATION

     AAA: This rating is the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is very strong.

     AA:   This rating indicates a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A:    This rating indicates a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB: This rating indicates an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC: These ratings indicate, on balance, a predominantly speculative capacity of the issuer to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     C:    This rating is reserved for income bonds on which no interest is being paid.

     D:    This rating indicates debt in default, and payment of interest and/or repayment of principal is in arrears.

     The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories, for example A- or B+.

     Generally, investment-grade debt securities are those rated BBB- or better by Standard & Poor's.

DESCRIPTION OF FIXED-INCOME INSTRUMENTS

U.S. GOVERNMENT OBLIGATIONS Securities issued or guaranteed as to principal and interest by the United States Government include a variety of Treasury securities, which differ in their interest rates, maturities and times of issuance. Treasury bills have a maturity of one year or less; Treasury notes have maturities of one to ten years; and Treasury bonds can be issued with any maturity period but generally have a maturity of greater than ten years. Agencies of the United States Government which issue or guarantee obligations include, among others, the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued or guaranteed by, among others, banks of the Farm Credit System, the Federal National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Student Loan Marketing Association, Federal Intermediate Credit Banks, Federal Land Banks, Banks for Cooperatives, and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality.

CERTIFICATES OF DEPOSIT Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by banks or savings and loan associations and savings banks against funds deposited in the issuing institution.

TIME DEPOSITS Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received. Certain time deposits may be considered illiquid.

BANKERS' ACCEPTANCE A bankers' acceptance is a draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

COMMERCIAL PAPER Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding 270 days.

VARIABLE RATE, FLOATING RATE, OR VARIABLE AMOUNT SECURITIES Variable rate, floating rate, or variable amount securities are short-term unsecured promissory notes issued by corporations to finance short-term credit needs. These are interest-bearing notes on which the interest rate generally fluctuates on a scheduled basis.

CORPORATE DEBT SECURITIES Debt issued by a corporation that pays interest and principal to the holders at specified times.

ASSET-BACKED SECURITIES Asset-backed securities are securities which represent an undivided fractional interest in a trust whose assets generally consist of mortgages, motor vehicle retail installment sales contracts, or other consumer-based loans.

PARTICIPATION INTERESTS IN LOANS A participation interest in a loan entitles the purchaser to receive a portion of principal and interest payments due on a commercial loan extended by a bank to a specified company. The purchaser of such an interest has no recourse against the bank if payments of principal and interest are not made by the borrower and generally relies on the bank to administer and enforce the loan's terms.

INTERNATIONAL ORGANIZATION OBLIGATIONS International organization obligations include obligations of those organizations designated or supported by U.S. or foreign government agencies to promote economic reconstruction and development or international banking, and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank, and the InterAmerican Development Bank.

CUSTODY RECEIPTS A Portfolio may acquire custody receipts in connection with securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities. Such custody receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. These custody receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). For certain securities law purposes, custody receipts are not considered U.S. Government securities.

PASS-THROUGH SECURITIES The Portfolios may invest in mortgage pass-through securities such as Government National Mortgage Association ("GNMA") certificates or Federal National Mortgage Association ("FNMA") and other mortgage-backed obligations, or modified pass-through securities such as collateralized mortgage obligations issued by various financial institutions.
In connection with these investments, early repayment of investment principal arising from prepayments of principal on the underlying mortgage loans due to the sale of the underlying property, the refinancing of the loan, or foreclosure may expose the Portfolio to a lower rate of return upon reinvestment of the principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the mortgage-related security. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the mortgage-related security. Accordingly, it is not possible to accurately predict the average life of a particular pool of pass-through securities. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Therefore, the actual maturity and realized yield on pass-through or modified pass-through mortgage-related securities will vary based upon the prepayment experience of the underlying pool of mortgages. For purposes of calculating the average life of the assets of the relevant Portfolio, the maturity of each of these securities will be the average life of such securities based on the most recent or estimated annual prepayment rate.



PORTFOLIO INVESTMENT PROCEDURES

HIGH YIELD ("JUNK") BONDS High-yield bonds (commonly called "junk" bonds) are lower rated bonds that involve a higher degree of credit risk. Credit risk is the risk that the issuer of the bonds will not be able to make interest or principal payment on time. If this happened to a bond in a Portfolio, the Portfolio would lose some of its income, and could expect a decline in the market value of the securities affected. So the Investment Adviser needs to carefully analyze the financial condition of companies issuing junk bonds. The market prices of lower rated securities are generally less sensitive to interest rate changes than higher rated investments. But during an economic downturn or a period of rising interest rates, highly leveraged companies may have trouble making principal and interest payments, meeting projected business goals, and obtaining additional financing. Junk bonds' values will generally decrease in a rising interest rate market.

     Junk bonds may contain "call" provisions, which enable the issuers of the bond to redeem the bond at will. If the issuer exercises this privilege during a declining interest rate market, the Portfolio would replace the bond most likely with a lower yield bond, resulting in a lower return for investors.

     Periods of economic or political uncertainty and change can create some volatility for junk bonds. Since the last major economic recession, there has been a substantial increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of future performance during such periods. Lower rated securities may also be harder to sell than higher rate securities because of bad publicity and investor perceptions of this market, as well as new or proposed laws dealing with high yield securities. For many junk bonds there is no established retail secondary market. As a result, it may be difficult for the Investment Adviser to accurately value the bonds because they cannot rely on available, objective data.

     Each Portfolio may also invest in unrated debt securities. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Since these ratings do not consider factors relevant to each issue, and may not be updated regularly, the Investment Adviser may treat high yield securities as unrated debt.

     Because of the size and perceived demand of the issue, among other factors, certain municipalities may decide not to pay the cost of getting a rating for their bonds. The Investment Adviser will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, to determine whether to purchase unrated municipal bonds.

RESTRICTED AND ILLIQUID SECURITIES A Portfolio may purchase certain restricted securities of U.S. issuers (those that are not registered under the Securities Act of 1933 (the "1933 Act") but can be offered and sold to "qualified institutional buyers" under Rule 144A of that Act) and limited amounts of illiquid investments, including illiquid restricted securities.

     Illiquid investments include many restricted securities, repurchase agreements that mature in more than seven days, fixed time deposits that mature in more than seven days and participation interests in loans.

     Certain repurchase agreements which provide for settlement in more than seven days, however, can be liquidated before the nominal fixed term of seven days or less notice. The Investment Adviser will consider such repurchase agreements as liquid. Likewise, restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) that the Board or the Investment Adviser have determined to be liquid will be treated as such.

     The SEC staff has taken the position that fixed time deposits maturing in more than seven days that cannot be traded on a secondary market and participation interests in loans are illiquid and not readily marketable. A considerable amount of time may elapse between a Portfolio's decision to dispose of restricted or illiquid securities and the time which such Portfolio is able to dispose of them, during which time the value of such securities (and therefore the value of the Portfolio's shares held by an account) could decline.

DERIVATIVES Except for the Transamerica Premier Cash Reserve Portfolio, each of the Portfolios may use options, futures, forward contracts, and swap transactions ("derivatives"). The Investment Adviser may seek to protect a Portfolio against potential unfavorable movements in interest rates or securities' prices by investing in derivatives. If those markets do not move in the direction the Investment Adviser anticipated, that Portfolio could suffer investment losses.

     Each Portfolio may purchase and write call or put options on securities or on indexes ("options") and may enter into interest rate or index futures contracts for the purchase or sale of instruments based on financial indexes ("futures contracts"), options on futures contracts, forward contracts, and interest rate swaps and swap-related products. These instruments will be used primarily to adjust a Portfolio's exposure to changing securities prices, interest rates, or other factors that affect securities values, to attempt to reduce the overall investment risk.

     Risks in the use of derivatives include, in addition to those referred to above: (1) the risk that interest rates and securities prices do not move in the directions being hedged against, in which case the Portfolio has incurred the cost of the derivative (either its purchase price or, by writing an option, losing the opportunity to profit from increases in the value of the securities covered) with no tangible benefit; (2) imperfect correlation between the price of derivatives and the movements of the securities' prices or interest rates being hedged; (3) the possible absence of a liquid secondary market for any particular derivative at any time (some derivatives are not actively traded but are custom designed to meet the investment needs of a narrow group of institutional investors and can become illiquid if the needs of that group of investors change); (4) the potential loss if the counterparty to the transaction does not perform as promised; and (5) the possible need to defer closing out certain positions to avoid adverse tax consequences.

     The Board will closely monitor the Investment Adviser's use of derivatives in each of the Portfolios to assure they are used in accordance with the investment objectives of each Portfolio.

OPTIONS ON SECURITIES AND SECURITIES INDEXES A Portfolio may write (sell) covered call and put options on any securities in which it may invest. A call option written by a Portfolio obligates the Portfolio to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by a Portfolio are covered, which means that the Portfolio will own the securities subject to the option so long as the option is outstanding. A Portfolio's purpose in writing covered call options is to realize greater income than would
be realized on securities transactions alone.   However, by writing the call
option a Portfolio might forgo the opportunity to profit from an increase in the market price of the underlying security.

     A put option written by a Portfolio would obligate the Portfolio to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a Portfolio would be covered, which means that such Portfolio would have deposited with its custodian cash or liquid high grade debt securities with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the Portfolio. However, in return for the option premium, a Portfolio accepts the risk that it might be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

     In addition, a written call option or put option may be covered by maintaining cash or liquid high grade debt securities in a segregated account with its custodian or by purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces a Portfolio's net exposure on its written option position.

     A Portfolio may also write (sell) covered call and put options on any securities index composed of securities in which it may invest. Options on securities indexes are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

     A Portfolio may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in the Portfolio. A Portfolio may cover call and put options on a securities index by maintaining cash or liquid high grade debt securities with a value equal to the exercise price in a segregated account with its custodian.

     A Portfolio may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase" transactions.

     A Portfolio may purchase put and call options on any securities in which it may invest or options on any securities index based on securities in which it may invest. A Portfolio would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it had purchased.

     A Portfolio would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle a Portfolio, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Portfolio would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Portfolio would realize a loss on the purchase of the call option.

     A Portfolio would normally purchase put options in anticipation of a decline in the market value of its securities ("protective puts") or in securities in which it may invest. The purchase of a put option would entitle a Portfolio, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a Portfolio's securities. Put options may also be purchased by a Portfolio for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A Portfolio would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise such a Portfolio would realize a loss on the purchase of the put option.

     A Portfolio would purchase put and call options on securities indexes for the same purposes as it would purchase options on individual securities.

RISKS ASSOCIATED WITH OPTIONS TRANSACTIONS There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option or at any particular time. If a Portfolio is unable to effect a closing purchase transaction with respect to covered options it has written, the Portfolio will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a Portfolio is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

     Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     A Portfolio may purchase and sell both options that are traded on U.S., United Kingdom, and other exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, a Portfolio will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula.

     Transactions by a Portfolio in options on securities and securities indexes will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which a Portfolio may write or purchase may be affected by options written or purchased by other investment advisory clients of the Investment Adviser of the Portfolios. An exchange, board of trade or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

     The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary securities transactions. The successful use of protective puts for hedging purposes depends in part on an ability to anticipate future price fluctuations and the degree of correlation between the options and securities markets.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS A Portfolio may purchase and sell futures contracts and may also purchase and write options on futures contracts. A Portfolio may purchase and sell futures contracts based on various securities (such as U.S. Government Securities), securities indexes, and other financial instruments and indexes. A Portfolio will engage in futures or related options transactions only for bona fide hedging purposes as defined below or to increase total returns to the extent permitted by regulations of the Commodity Futures Trading Commission ("CFTC"). All futures contracts entered into by a Portfolio are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC.

     FUTURES CONTRACTS A futures contract may generally be described as an agreement between two parties to buy or sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

     When interest rates are rising or securities prices are falling, a Portfolio can seek through the sale of futures contracts to offset a decline in the value of its current securities. When rates are falling or prices are rising, a Portfolio, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. The Transamerica Premier Equity Index Portfolio will use options and futures contracts only to achieve its performance objective of matching the return on the S&P 500.

     Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While a Portfolio's futures contracts on securities will usually be liquidated in this manner, it may instead make or take delivery of the underlying securities whenever it appears economically advantageous for a Portfolio to do so. A clearing corporation associated with the exchange on which futures on securities are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

     HEDGING STRATEGIES Hedging by use of futures contracts seeks to establish more certainty than would otherwise be possible in the effective price or rate of return on securities that a Portfolio owns or proposes to acquire. A Portfolio may, for example, take a "short" position in the futures market by selling futures contracts in order to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of the Portfolio's securities. Such futures contracts may include contracts for the future delivery of securities held by the Portfolio or securities with characteristics similar to those of a Portfolio's securities.

     If, in the opinion of the Investment Adviser, there is a sufficient degree of correlation between price trends for a Portfolio's securities and futures contracts based on other financial instruments, securities indexes or other indexes, the Portfolio may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of a Portfolio's securities may be more or less volatile than prices of such futures contracts, the Investment Adviser will attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having a Portfolio enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Portfolio's securities. When hedging of this character is successful, any depreciation in the value of the Portfolio's securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Portfolio's securities would be substantially offset by a decline in the value of the futures position.

     On other occasions, a Portfolio may take a "long" position by purchasing such futures contracts. This would be done, for example, when a Portfolio anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or interest rates then available in the applicable market to be less favorable than prices or rates that are currently available.

     OPTIONS ON FUTURES CONTRACTS The acquisition of put and call options on futures contracts will give a Portfolio the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Portfolio obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the option premium and transaction costs.

     The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Portfolio's assets. By writing a call option, a Portfolio becomes obligated, in exchange for the premium, to sell a futures contract, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that a Portfolio intends to purchase. However, a Portfolio becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by a Portfolio in writing options on futures is potentially unlimited and may exceed the amount of the premium received. A Portfolio will increase transaction costs in connection with the writing of options on futures.

     The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series.
There is no guarantee that such closing transactions can be effected. A Portfolio's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

     OTHER CONSIDERATIONS Where permitted, a Portfolio will engage in futures transactions and in related options transactions only for bona fide hedging or to increase total return to the extent permitted by CFTC regulations. A Portfolio will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Portfolio or which it expects to purchase. Except as stated below, each Portfolio's futures transactions will be entered into for traditional hedging purposes -- i.e., futures contracts will be
                                                 ----
sold to protect against a decline in the price of securities that the Portfolio owns, or futures contracts will be purchased to protect the Portfolio against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, a Portfolio expects that on 75% or more of the occasions on which they take a long futures or option position (involving the purchase of futures contracts), that Portfolio will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for a Portfolio to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

     As an alternative to literal compliance with the bona fide hedging definition, a CFTC regulation permits a Portfolio to elect to comply with a different test, under which the aggregate initial margin and premiums required to establish positions in futures contracts and options on futures for the purpose of increasing total return, will not exceed 5 percent of the Portfolio's net asset value, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. As permitted, each Portfolio will engage in transactions in futures contracts and in related options transactions only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code") for maintaining its qualification as a regulated investment company for federal income tax purposes.

     Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Portfolio to purchase securities or currencies, require the Portfolio to segregate with its custodian liquid high grade debt securities in an amount equal to the underlying value of such contracts and options.

     While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for a Portfolio than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and the position which is intended to be protected, the desired protection may not be obtained and a Portfolio may be exposed to risk of loss.

     Perfect correlation between a Portfolio's futures positions and current positions may be difficult to achieve because no futures contracts based on individual equity securities are currently available. The only futures contracts available to these Portfolios for hedging purposes are various futures on U.S. Government securities and securities indexes.

     INTEREST RATE SWAPS A Portfolio may enter into interest rate swaps for hedging purposes and non-hedging purposes. Since swaps are entered into for good faith hedging purposes or are offset by a segregated account as described below, the Investment Adviser believes that swaps do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio's borrowing restrictions. The net amount of the excess, if any, of a Portfolio's obligations over its "entitlement" with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid high grade debt securities (i.e. securities rated in one of the top three ratings categories by Moody's or S&P, or, if unrated, deemed by the Investment Adviser to be of comparable credit quality) having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Portfolio's custodian. A Portfolio will not enter into any interest rate swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto is considered to be investment grade by the Investment Adviser. If there is a default by the other party to such a transaction, a Portfolio will have contractual remedies pursuant to the agreement. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market.

SWAP TRANSACTIONS The Portfolios may, to the extent permitted by the SEC, enter into privately negotiated "swap" transactions with other financial institutions in order to take advantage of investment opportunities generally not available in public markets. In general, these transactions involve "swapping" a return based on certain securities, instruments, or financial indexes with another party, such as a commercial bank, in exchange for a return based on different securities, instruments, or financial indexes.

     By entering into swap transactions, a Portfolio may be able to protect the value of a portion of its securities against declines in market value. A Portfolio may also enter into swap transactions to facilitate implementation of allocation strategies between different market segments or to take advantage of market opportunities which may arise from time to time. A Portfolio may be able to enhance its overall performance if the return offered by the other party to the swap transaction exceeds the return swapped by the Portfolio. However, there can be no assurance that the return a Portfolio receives from the counterparty to the swap transaction will exceed the return it swaps to that party.

     While a Portfolio will only enter into swap transactions with counterparties it considers creditworthy (and will monitor the creditworthiness of parties with which it enters into swap transactions), a risk inherent in swap transactions is that the other party to the transaction may default on its obligations under the swap agreement. If the other party to the swap transaction defaults on its obligations, a Portfolio would be limited to contractual remedies under the swap agreement. There can be no assurance that a Portfolio will succeed when pursuing its contractual remedies. To minimize a Portfolio's exposure in the event of default, the Portfolios will usually enter into swap transactions on a net basis (i.e., the parties to the transaction will net the payments payable to each other before such payments are made). When a Portfolio enters into swap transactions on a net basis, the net amount of the excess, if any, of the Portfolio's obligations over its entitlements with respect to each such swap agreement will be accrued on a daily basis and an amount of liquid assets having an aggregate market value at least equal to the accrued excess will be segregated by the Portfolio's custodian. To the extent a Portfolio enters into swap transactions other than on a net basis, the amount segregated will be the full amount of the Portfolio's obligations, if any, with respect to each such swap agreement, accrued on a daily basis. See

"Segregated Portfolios" below.

     Swap agreements are considered to be illiquid by the SEC staff and will be subject to the limitations on illiquid investments described above. See page
____.

     To the extent that there is an imperfect correlation between the return a Portfolio is obligated to swap and the securities or instruments representing such return, the value of the swap transaction may be adversely affected. A Portfolio therefore will not enter into a swap transaction unless it owns or has the right to acquire the securities or instruments representative of the return it is obligated to swap with the counterparty to the swap transaction. It is not the intention of the Portfolios to engage in swap transactions in a speculative manner, but rather primarily to hedge or manage the risks associated with assets held in, or to facilitate the implementation of strategies of purchasing and selling assets for, a Portfolio.

SEGREGATED ACCOUNTS In connection with when-issued securities, firm commitment agreements, futures, the writing of options, and certain other transactions in which a Portfolio incurs an obligation to make payments in the future, a Portfolio may be required to segregate assets with its custodian in amounts sufficient to settle the transaction. To the extent required, such segregated assets will consist of liquid assets such as cash, United States Government securities or other appropriate high grade debt obligations as may be permitted by law.

PURCHASE OF "WHEN ISSUED" SECURITIES The Portfolios may enter into firm commitment agreements for the purchase of securities on a specified future date. Thus, the Portfolios may purchase, for example, new issues of fixed-income instruments on a "when issued" basis, whereby the payment obligation, or yield to maturity, or coupon rate on the instruments may not be fixed at the time of the transaction. In addition, the Portfolios may invest in asset-backed securities on a delayed delivery basis. This reduces the Portfolios' risk of early repayment of principal, but exposes the Portfolios to some additional risk that the transaction will not be consummated.

     When the Portfolios enter into firm commitment agreements, liability for the purchase price and the rights and risks of ownership of the securities accrue to the Portfolios at the time they become obligated to purchase such securities, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of the agreement would be to obligate the Portfolios to purchase the security at a price above the current market price on the date of delivery and payment. During the time the Portfolios are obligated to purchase such securities they will be required to segregate assets. See "Segregated Accounts," above. A Portfolio will not purchase securities on a "when issued" as is if, as a result, more than 15% of the Portfolio's net assets would be so invested.

LENDING OF SECURITIES Subject to investment restriction number 2 on page ____ (relating to loans of securities), a Portfolio may lend its securities to brokers and dealers that are not affiliated with the Investment Adviser, are registered with the Commission and are members of the NASD, and also to certain other financial institutions. All loans will be fully collateralized. In connection with the lending of its securities, a Portfolio will receive as collateral cash, securities issued or guaranteed by the United States Government (i.e., Treasury securities), or other collateral permitted by applicable law, which at all times while the loan is outstanding will be maintained in amounts equal to at least 102% of the current market value of the loaned securities, or such lesser percentage as may be permitted by applicable law, as reviewed daily.

The Portfolio lending its securities will receive amounts equal to the interest or dividends paid on the securities loaned and in addition will expect to receive a portion of the income generated by the short-term investment of cash received as collateral or, alternatively, where securities or a letter of credit are used as collateral, a lending fee paid directly to the Portfolio by the borrower of the securities. Such loans will be terminable by the Portfolio at any time and will not be made to affiliates of the Investment Adviser. A Portfolio may terminate a loan of securities in order to regain record ownership of, and to exercise beneficial rights related to, the loaned securities, including but not necessarily limited to voting or subscription rights, and may, in the exercise of its fiduciary duties, terminate a loan in the event that a vote of holders of those securities is required on a material matter. The Portfolio may pay reasonable fees to persons unaffiliated with the Portfolio for services or for arranging such loans. Loans of securities will be made only to firms deemed creditworthy. As with any extension of credit, however, there are risks of delay in recovering the loaned securities, should the borrower of securities default, become the subject of bankruptcy proceedings, or otherwise be unable to fulfill its obligations or fail financially.

REPURCHASE AGREEMENTS Repurchase agreements have the characteristics of loans by a Portfolio, and will be fully collateralized (either with physical securities or evidence of book entry transfer to the account of the custodian bank) at all times. During the term of the repurchase agreement the Portfolio retains the security subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors the market value of the security subject to the agreement, and requires the Portfolio's seller to deposit with the Portfolio additional collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. The Portfolios will enter into repurchase agreements only with member banks of the Federal Reserve System, and with primary dealers in United States Government securities or their wholly-owned subsidiaries whose creditworthiness has been reviewed and found satisfactory by the Investment Adviser and who have, therefore, been determined to present minimal credit risk.

     Securities underlying repurchase agreements will be limited to certificates of deposit, commercial paper, bankers' acceptances, or obligations issued or guaranteed by the United States Government or its agencies or instrumentalities, in which the Portfolio may otherwise invest.

     If a seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, the Portfolio would look to the collateral security underlying the seller's repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller's obligation to the Portfolio; in such event the Portfolio might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. In addition, if bankruptcy proceedings are instituted against a seller of a repurchase agreement, realization upon the collateral may be delayed or limited.

OTHER INVESTMENT TECHNIQUES AND OPPORTUNITIES The Portfolios may take certain actions with respect to merger proposals, tender offers, conversion of equity-related securities and other investment opportunities with the objective of enhancing overall return, irrespective of how these actions may affect the weight of the particular securities in a Portfolio.

PORTFOLIO TURNOVER

     The transactions engaged in by the Portfolios are reflected in the Portfolios' turnover rates. The rate of turnover for each Portfolio is calculated by dividing the lesser of the amount of purchases or sales of securities during the fiscal year by the monthly average of the value of the Portfolio's securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Portfolio and ultimately by the Portfolio's shareholder. However, because turnover is not a limiting factor in determining whether or not to sell securities, a particular investment may be sold at any time, if investment judgment or account operations make a sale advisable.

     Turnover for the insurance company separate accounts, also managed by the Investment Adviser, has not been and will not be a consideration. The Investment Adviser buys and sells securities for each separate account whenever it believes it is appropriate to do so. The Transamerica Premier Portfolios are and will be managed in a substantially similar manner.

     The Investment Adviser cannot predict precisely the turnover rates for these new Portfolios, but expects that the annual turnover rates will generally not exceed 50% for the Transamerica Premier Equity Portfolio, 200% for the Transamerica Premier Equity Index Portfolio, 100% for the Transamerica Premier Bond Portfolio, 50% for the Transamerica Premier Balanced Portfolio, and 300% for the Transamerica Premier Government Bond Portfolio. The turnover rate for the Transamerica Premier Cash Reserve Portfolio is expected to be zero for regulatory purposes. A 100% annual turnover rate would occur if all of a Portfolio's securities were replaced one time during a one year period. Short-term gains realized from turnover are taxable to shareholders as ordinary income, except for shares held in special tax-qualified accounts ( such as IRA's or employer sponsored pension plans). In addition, higher turnover rates can result in corresponding increases in brokerage commissions and other transaction costs. The Investment Adviser generally will not consider turnover rates in making investment decisions on behalf of any Portfolio consistent with the Portfolio's investment objective and policies.



MANAGEMENT OF THE COMPANY

     The names of the directors and executive officers of the Company, their business addresses and their principal occupations and certain other affiliations during the past five years are listed below. Each of the persons listed below is an employee of an entity that provides services to the Portfolios. An asterisk appears before the name of each director who is an "interested person" of the Company, as defined in the 1940 Act.



NAME , ADDRESS & AGE         POSITION HELD WITH COMPANY              PRINCIPAL OCCUPATIONS DURING PAST 5
--------------------         --------------------------              -----------------------------------
                                                                     YEARS AND OTHER AFFILIATIONS
                                                                     ----------------------------
*Nicki Bair                  Director , Chief Financial Officer,     Vice President, Transamerica Life
Transamerica Center          and Chief Accounting Officer            Insurance and Annuity ("TALIAC")
1150 South Olive                                                     since 1991 and Vice President,
Los Angeles, CA  90015                                               Transamerica Occidental Life
Age 39                                                               Insurance Company  ("TOLIC") since
                                                                     April 1992. Formerly Division
                                                                     Manager for Pension Pricing and
                                                                     Asset Liability Management, TALIAC
                                                                     and TOLIC.

*Reid  Evers                 Director and Secretary                  Second Vice President & Assistant
Transamerica Center                                                  General Counsel, TOLIC and
1150 South Olive                                                     TALIAC.
Los Angeles, CA  90015
Age 44

*Christopher  Shaw           Director                                Second Vice President & Compliance
Transamerica Center                                                  Officer, Transamerica Securities Sales
1150 South Olive                                                     Corporation since March 1995.
Los Angeles, CA  90015                                               Formerly Department Manager,
Age 48                                                               Group Pension Implementation,
                                                                     TALIAC since 1984.

*Nooruddin Veerjee           Director, President                     President, TALIAC and President -
Transamerica Center          and Chief Executive Officer             Group Pension Division, TOLIC,
1150 South Olive                                                     since December 1993.  Formerly, Sr.
Los Angeles, CA  90015                                               Vice President-Group Pension Line,
Age 36                                                               TOLIC, April 1992-December 1993;
                                                                     Vice President - Office of the
                                                                     Chairman, TOLIC, April 1990-April
                                                                     1992; Vice President Subline
                                                                     Manager - Pension Financial &
                                                                     Products, TALIAC, March 1985 -
                                                                     April 1990.

*Monica Weekes               Director                                Vice President - Marketing, TALIAC,
Transamerica Center                                                  since September 1993. Formerly,
1150 South Olive                                                     Director, Blue Cross of California,
Los Angeles, CA  90015                                               January 1989 to September 1993;
Age 34                                                               previously, various positions with
                                                                     John Hancock Mutual Life Insurance
                                                                     Company.

     No officer, director or employee of Transamerica Investment Services, Inc. or Transamerica Occidental Life Insurance Company or any of their affiliates receives any compensation from the Company for acting as a director or officer of the Company. Each director of the Company who is not an "interested person" of the Company receives an annual fee of $____________ and $ _______ for each meeting of the Company's Board attended and is reimbursed for expenses incurred in connection with such attendance.

     Following is a table of the compensation expected to be paid to all directors and to all officers and affiliated persons of the Company receiving more than $60,000 from the Company during the next fiscal year.

               Compensa-    Pension     Estimated Annual        Total Compensation
Name           tion Paid    Benefits    Benefits at Retirement  All Related Funds
------------------------------------------------------------------------------------

                 [insert all non-affiliated directors with pre-effective amendment]

INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER AND ADMINISTRATOR Responsibility for the management and supervision of the Company and its Portfolios rests with the Board of Directors of Transamerica Investors, Inc. (the "Board").

     The Portfolios' investment adviser is Transamerica Investment Services, Inc. (the "Investment Adviser"), 550 N. Brand, Glendale, California 91203. The Investment Adviser will: (1) supervise and manage the investments of each Portfolio and direct the purchase and sale of its investment securities; and (2) see that investments follow the investment objectives and comply with government regulations. The Investment Adviser is also responsible for the selection of brokers and dealers to execute transactions for each Portfolio. Some of these brokers or dealers may be affiliated persons of the Company, the Investment Adviser, Administrator, or the Distributor. Since it is our policy to seek the best price and execution for each transaction, the Investment Adviser may give consideration to brokers and dealers who provide us with statistical information and other services in addition to transaction services. For its services to the Portfolios, the Investment Adviser receives an Adviser Fee. This fee is based on an annual percentage of the average daily net assets of each Portfolio. It is accrued daily, and paid monthly.

     The Portfolios' administrator is Transamerica Occidental Life Insurance Company (the "Administrator"), 1150 S. Olive Street, Los Angeles, California 90015. The Administrator will: (1) provide the Portfolios with administrative and clerical services, including the maintenance of the Portfolios' books and records; (2) arrange periodic updating of the Portfolios' prospectus and any supplements; (3) provide proxy materials and reports to Portfolio shareholders and the Securities and Exchange Commission; and (4) provide the Portfolios with adequate office space and all necessary office equipment and services. The Administrator also provides services for the registration of Portfolio shares with those states and other jurisdictions where its shares are offered or sold.

     The Investment Adviser and the Administrator are subject to the direction of the Board.

     Transamerica Occidental Life Insurance Company is a wholly owned subsidiary of Transamerica Insurance Corporation of California. Both Transamerica Insurance Corporation of California and Transamerica Investment Services, Inc. are wholly owned subsidiaries of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111, one of the nation's largest financial services companies.

CUSTODIAN AND TRANSFER AGENT State Street Bank and Trust Company ("State Street"), located at 225 Franklin Street, Boston, Massachusetts 02101, serves as custodian of the Portfolios' investments. Under its custodian contract with the Company, State Street is authorized to appoint one or more banking institutions as subcustodians of assets owned by each Portfolio. For its custody services, State Street receives monthly fees charged to the Portfolios based upon the month-end, aggregate net asset value of the Portfolios, plus certain charges for securities transactions. The assets of the Company are held under bank custodianship in accordance with the 1940 Act.

     Under a Transfer Agency Agreement, Boston Financial Data Services ("BFDS"), Two Heritage Drive, Quincy, Massachusetts 02171, is responsible for processing redemption requests and crediting dividends to the accounts of shareholders of the Portfolios.

DISTRIBUTION OF SHARES OF THE PORTFOLIOS Transamerica Securities Sales Corporation ("TSSC") serves as the principal underwriter of shares of the Portfolios, which are continuously distributed. Transamerica Financial Resources, Inc. ("TFR") will also distribute shares of the Portfolios pursuant to a selling agreement with TSSC. Both TSSC and TFR are wholly-owned subsidiaries of Transamerica Insurance Corporation of California, which is a wholly-owned subsidiary of Transamerica Corporation, are registered with the Securities and Exchange Commission as broker/dealers, and are members of the National Association of Securities Dealers, Inc. TSSC may also enter into arrangements whereby Portfolio shares may be sold by other broker/dealers, which may or may not be affiliated with TFR or TSSC.

     The Company has adopted a plan of distribution pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the Plan, each Portfolio makes payments daily to TSSC based on an annual percentage of the average net value of the assets represented by each class of shares.

     For the Investor Shares class, there is an annual 12b-1 distribution fee of .25% of the average daily net assets of the Investor shares of each Portfolio, except the Transamerica Premier Equity Index and Cash Reserve Portfolios. The distribution fee for the Equity Index and Cash Reserve Portfolios is .15%. This fee covers such expenses as preparation, printing and mailing of the Prospectus and Statement of Additional Information, as well as sales literature and other media advertising, and related expenses. It can also be used to compensate sales personnel involved with selling the Portfolios.

     For the Adviser Shares class, there is an annual 12b-1 distribution fee of .75% of the average daily net assets of the Adviser Shares of each Portfolio, except the Transamerica Premier Cash Reserve Portfolio. The 12b-1 distribution fee for the Transamerica Premier Cash Reserve Portfolio is .15% of the average daily net assets of the Adviser Shares of that Portfolio. There is also an annual 12b-1 service fee of .25% of the average daily net assets of the Adviser Shares of each Portfolio, except the Transamerica Premier Equity Index and Cash Reserve Portfolios. The service fee for the Transamerica Premier Equity Index Portfolio is .15%. There is no service fee for the Transamerica Premier Cash Reserve Portfolio.

     The 12b-1 fees for Adviser Shares are higher than Investor Shares because the distribution fee for the Adviser Shares covers compensation to registered representatives and other sales personnel involved with selling Adviser Shares, as well as preparation, printing and mailing of the Prospectus, Statement of Additional Information, sales literature, other media advertising, and related expenses. Also, a service fee is charged on Adviser Shares. The service fee compensates sales people for ongoing shareholder information and advice, and office expenses such as rent, communications equipment, employee salaries, and other overhead costs.

     From time to time, and for one or more Portfolios within each class of Shares, the Board may reduce or waive any of these fees at its discretion. All or any portion of these fees may be paid by the Investment Adviser for the Company, at the discretion of the Investment Adviser.



REDEMPTION OF SHARES

     Detailed information on how to redeem shares of a Portfolio is included in the Prospectus. The right of redemption of shares of a Portfolio may be suspended or the date of payment postponed (1) for any periods during which the New York Stock Exchange is closed (other than for customary weekend and holiday closings), (2) when trading in the markets the Portfolio normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of a Portfolio's investments or determination of its net asset value not reasonably practicable, or (3) for such other periods as the Securities and Exchange Commission by order may permit for the protection of the Portfolio's shareholders. A shareholder who pays for Portfolio shares by personal check will receive the proceeds of a redemption of those shares when the purchase check has been collected, which may take up to 10 days or more. Shareholders who anticipate the need for more immediate access to their investment should purchase shares with Federal funds or bank wire or by a certified or cashier's check.

REDEMPTIONS IN EXCESS OF $250,000   If you request a redemption of up to
$250,000, the amount will be paid in cash. If you redeem more than $250,000 from any one account in any one Portfolio in a 90-day period, the entire redemption will be paid in cash if you provide Transamerica with an unconditional instruction to redeem at least 30 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. The date must be a minimum of 30 days after receipt of the instruction by Transamerica. If you have authorized Transamerica to accept such instructions, your instruction may be by telephone or in writing without a signature guarantee. If you have not done so, the instruction must be in writing with all signatures guaranteed. Your shares will be redeemed at the price determined on the date you specify in your instruction and the proceeds will be sent by mail, wire or electronic funds transfer in accordance with the procedures under "Redemption Proceeds," page __.

     Receipt of your instruction to redeem 30 days prior to the transaction provides the Portfolio with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimizes the effect of the redemption on the Portfolio and its shareholders.

     You may cancel your redemption instruction prior to the transaction date. However, if you do so, Transamerica may not accept an instruction from you to redeem in accordance with this alternative for a period of 90 days from the date of cancellation.

     If you do not provide your instruction to redeem 30 days prior to the transaction, Transamerica offers you two alternatives:

     (1) You may redeem up to $250,000 in cash the first day, and the remainder over the next 20 business days at the rate of not less than $50,000 or more than $500,000 per day (and such lesser amount on the last day to redeem all the shares remaining), but not more than $10 million total. The redemption each day will be at the price determined that day. For example, a request to redeem $525,000, or a number of shares worth $525,000, will be effective at $250,000 on the first day, and $50,000 per day for the next five business days, and $25,000 on the last day. A request to redeem $11 million would be effective at $250,000 the first day and $500,000 per day for the next 20 business days ($10.25 million total) and the remaining $750,000 to be redeemed by the delivery of securities (see page __).

          Since the price is determined not on the date the redemption request is received, but instead on succeeding business days when the redemption is effected, the number of shares redeemed will vary from day to day. The total you will receive over the entire period may be more or less than the amount that you would have received had the redemption been effected on the day your redemption request was received. In the first example above, falling per-share prices could cause the value of the shares on the last day to be less than $25,000, and the redemption on the last day would be only of the shares left in the account.

     (2) In lieu of receiving cash as described earlier, you may elect to receive securities from Transamerica's fund. The securities delivered will be selected at the sole discretion of Transamerica. They will be readily marketable with an active and substantial secondary market given the type of companies involved and the characteristics of the markets in which they trade, but will not necessarily be representative of the entire fund, and will be securities that Transamerica may regard as least desirable. You may incur brokerage costs in converting the securities to cash.

          The method of valuing securities used to make the redemptions will be the same as the method of valuing securities described under "How Share Price is Determined," page __, and such valuation will be made as of the same time the redemption price is determined.

     These alternatives are designed to lessen the adverse effect of large redemptions on the Portfolio and its non-redeeming shareholders. For example, assume that a shareholder redeems $1 million on a given day and that the Portfolio pays him $250,000 in cash and is required to sell securities for $750,000 to raise the remainder of the cash to pay him. The securities valued at $750,000 on the day of the redemption may bring a lower price when sold thereafter, so that more securities may be sold to realize $750,000. In that case, the redeeming shareholder's proceeds would be fixed at $750,000 and the market risk would be imposed on the Portfolio and its remaining shareholders, who would suffer the loss. By delivering securities instead of cash or staggering the payment of cash, the market risk is imposed on the redeeming shareholder. If securities are delivered, the redeeming shareholder (and not the Portfolio) bears the brokerage cost of selling them.


EXCHANGE PRIVILEGE

     The exchange privilege described in the Prospectus enables a shareholder of a Portfolio to acquire the same class of shares in a Portfolio having a different investment objective and policies when the shareholder believes that a shift between Portfolios is an appropriate investment decision. Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and the proceeds are immediately invested in shares of the Portfolio being acquired. The Company reserves the right to reject any exchange request.



TELEPHONE TRANSACTIONS

     The Company and its Transfer Agent will employ reasonable procedures such as requiring certain identifying information from the caller, tape recording the telephone instructions, and providing written confirmation of the transaction to confirm that the instructions communicated by telephone are genuine. All telephone instructions reasonably believed by the Transfer Agent to be genuine will be the shareholder's responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, the shareholder will bear the risk of loss. If the Company or its Transfer Agent do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, they may be liable for any losses due to unauthorized or fraudulent transactions.



BROKERAGE ALLOCATION

     Subject to the direction of the Board, the Investment Adviser has responsibility for making a Portfolio's investment decisions, for effecting the execution of trades for a Portfolio and for negotiating any brokerage commissions thereon. It is the Investment Adviser's policy to obtain the best price and execution available, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a firm's capital position), and other services related to execution; the relative priority given to these factors will depend on all of the circumstances regarding a specific trade.

     The Investment Adviser receives a variety of brokerage and research services from brokerage firms in return for the execution by such brokerage firms of trades on behalf of the Portfolios. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase and sale recommendations regarding securities and industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of the Portfolios and other investment companies, services related to the execution of trades in a Portfolio's securities and advice as to the valuation of securities. The Investment Adviser considers the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in a Portfolio's securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction.

     Consistent with federal legislation, the Investment Adviser may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions, or (2) by means of separate, non-commission payments. The Investment Adviser's judgment as to whether and how it will obtain the specific brokerage and research services will be based upon its analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect the Investment Adviser's opinion as to which services and which means of payment are in the long-term best interests of the Portfolios. The Investment Adviser will not effect any brokerage transactions in the Portfolios' securities with any affiliate of the Company, the Investment Adviser, or the Administrator except in accordance with applicable SEC rules.

     Certain executive officers of the Investment Adviser also have supervisory responsibility with respect to the securities of the Investment Adviser's own accounts. In placing orders for the purchase and sale of debt securities for a Portfolio, the Investment Adviser will normally use its own facilities. A Portfolio and another fund or another advisory client of the Investment Adviser, or the Investment Adviser itself, may desire to buy or sell the name publicly traded security at or about the same time. In such a case, the purchases or sales will normally be allocated as nearly as practicable on a pro rata basis in proportion to the amounts to be purchased or sold by each. In determining the amounts to be purchased and sold, the main factors to be considered are the respective investment objectives of a Portfolio and the other funds, the relative size of holdings of the same or comparable securities, availability of cash for investment by a Portfolio and the other funds, and the size of their respective investment commitments.



DETERMINATION OF NET ASSET VALUE

     Under the 1940 Act, the Board is responsible for determining in good faith the fair value of securities of each Portfolio, and each class of each Portfolio. In accordance with procedures adopted by the Board, the net asset value per share is calculated by determining the net worth of each Portfolio (assets, including securities at market value, minus liabilities) divided by the number of that Portfolio's outstanding shares. All securities are valued as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time). Except for the Transamerica Premier Cash Reserve Portfolio, each Portfolio will compute its net asset value once daily at the close of such trading on each day that the New York Stock Exchange is open for business (as described in the Prospectus). The Transamerica Premier Cash Reserve Portfolio will determine its net asset value only on days that the Federal Reserve is open.

     In the event that the New York Stock Exchange, the Federal Reserve, or the national securities exchange on which stock options are traded adopt different trading hours on either a permanent or temporary basis, the Board will reconsider the time at which net asset value is computed. In addition, the Portfolios may compute their net asset value as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

     Assets of the Portfolios (other than the Transamerica Premier Cash Reserve Portfolio) are valued as follows:

     (a) securities and other investments listed on any U.S. or foreign stock exchange or the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last sale price on that exchange or NASDAQ on the valuation day; if no sale occurs, securities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and closing asked prices and securities traded on a foreign exchange will be valued at the official bid price (the last sale price and official bid price for securities traded principally on a foreign exchange will be determined as of the close of the London Foreign Exchange);
     (b) over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices;
     (c) debt securities with a remaining maturity of 61 days or more are valued on the basis of dealer-supplied quotations or by a pricing service selected by the Investment Adviser and approved by the Board if those prices are deemed by the Investment Adviser to be representative of market values at the close of business of the New York Stock Exchange;
     (d) options and futures contracts are valued at the last sale price on the market where any such option or futures contracts is principally traded;
     (e) over-the-counter options are valued based upon prices provided market makers in such securities or dealers in such currencies.
     (f) forward foreign currency exchange contracts are valued based upon quotations supplied by dealers in such contracts;
     (g) all other securities and other assets, including those for which a pricing service supplies no quotations or quotations are not deemed by the Investment Adviser to be representative of market values, but excluding debt securities with remaining maturities of 60 days or less, are valued at fair value as determined in good faith pursuant to procedures established by the Board; and
     (h) debt securities with a remaining maturity of 60 days or less will be valued at their amortized cost, which approximates market value.

     Portfolio securities traded on more than one U.S. national securities exchange or foreign securities exchange are valued at the last sale price on each business day at the close of the exchange representing the principal market for such securities. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange will be determined in good faith by or under procedures established by the Board.

     Trading in securities on European and Far Eastern securities exchanges and on over-the-counter markets is normally completed well before the close of business on each business day. In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days for the Company and days on which the Portfolios' net asset value is not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the securities used in such calculation. Events affecting the values of securities that occur between the time their prices are determined and the close of regular trading on the New York Stock Exchange will not be reflected in a Portfolio's calculation of net asset values unless the Investment Adviser deems that the particular event would materially affect net asset value, in which case an adjustment will be made.

     All of the assets of the Transamerica Premier Cash Reserve Portfolio are valued on the basis of amortized cost in an effort to maintain a constant net asset value of per share $1.00. The Board has determined that to be in the best interests of the Transamerica Premier Cash Reserve Portfolio and its shareholders. Under the amortized cost method of valuation, securities are valued at cost on the date of their acquisition, and thereafter a constant accretion of any discount or amortization of any premium to maturity is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods in which value as determined by amortized cost is higher or lower than the price the Portfolio would receive if it sold the security. During such periods, the quoted yield to investors may differ somewhat from that obtained by a similar fund which uses available market quotations to value all of its securities.

     The Board has established procedures reasonably designed, taking into account current market conditions and the Transamerica Premier Cash Reserve Portfolio's investment objective, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation should exceed one half of one percent, the Board will promptly consider initiating corrective action. If the Board believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include: selling securities prior to maturity; shortening the average maturity of the fund; withholding or reducing dividends; or utilizing a net asset value per share determined from available market quotations. Even if these steps were taken, the Transamerica Premier Cash Reserve Portfolio's net asset value might still decline.



PERFORMANCE INFORMATION

     Performance information for the Portfolios including the yield and effective yield of the Transamerica Premier Cash Reserve Portfolio, the yield of the remaining Portfolios, and the total return of all Portfolios, may appear in reports or promotional literature to current or prospective shareholders.

MONEY MARKET PORTFOLIO YIELDS Current yield for the Transamerica Premier Cash Reserve Portfolio will be computed by determining the net change, exclusive of capital changes at the beginning of a seven-day period in the value of a hypothetical investment, subtracting any deductions from shareholder accounts, and dividing the difference by the value of the hypothetical investment at the beginning of the base period to obtain the base period return. This base period return is then multiplied by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent.

     Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

     Effective Yield = [(Base Period Return + 1) /365/7/] - 1


30-DAY YIELD FOR NON-MONEY MARKET PORTFOLIOS Quotations of yield for the remaining Portfolios will be based on all investment income per share earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of a share on the last day of the period, according to the following formula:

     Yield = 2[({[a-b]/cd} + 1) /6/ - 1]

     Where:

     a = dividends and interest earned during the period b = the expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period d = the maximum offering price per share on the last day of the period

AVERAGE ANNUAL TOTAL RETURN FOR NON-MONEY MARKET PORTFOLIOS Quotations of average annual total return for any Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Portfolio over a period of one, five and ten years (or, if less, up to the life of the Portfolio), calculated pursuant to the formula:

     P(1 + T) /n/ = ERV

     Where:

     P  = a hypothetical initial payment of $1,000
     T  = an average annual total return
     n  = the number years

     ERV= the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period at the end of the 1, 5, 10 year period (or fractional portion thereof)

     Any performance data quoted for a Portfolio will represent historical performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

PUBLISHED PERFORMANCE From time to time the Company may publish, or provide telephonically, an indication of the Portfolios' past performance as measured by independent sources such as (but not limited to) Lipper Analytical Services, Incorporated, Weisenberger Investment Companies Service, Donoghue's Money Fund Report, Barron's, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter's Personal Finance and The Wall Street Journal. The Company may also advertise information which has been provided to the NASD for publication in regional and local newspapers.

     In addition, the Company may from time to time advertise its performance relative to certain indexes and benchmark investments, including:

     . the Lipper Analytical Services, Inc. Mutual Fund Performance Analysis, Fixed-Income Analysis and Mutual Fund Indexes (which measure total return and average current yield for the mutual fund industry and rank mutual fund performance);

     . the CDA Mutual Fund Report published by CDA Investment Technologies, Inc. (which analyzes price, risk and various measures of return for the mutual fund industry);
     . the Consumer Price Index published by the U.S. Bureau of Labor Statistics (which measures changes in the price of goods and services);
     . Stocks, Bonds, Bills and Inflation published by Ibbotson Associates (which provides historical performance figures for stocks, government securities and inflation);
     .    the Hambrecht & Quist Growth Stock Index;
     .    the NASDAQ OTC Composite Prime Return;
     .    the Russell Midcap Index;
     .    the Russell 2000 Index;
     .    the ValueLine Composite;
     .    the Wilshire 4500 Index;
     . the Salomon Brothers World Bond Index (which measures the total return in U.S. dollar terms of government bonds, Eurobonds and foreign bonds of ten countries, with all such bonds having a minimum maturity of five years);
     . the Shearson Lehman Brothers Aggregate Bond Index or its component indexes (the Aggregate Bond Index measures the performance of Treasury, U.S. Government agencies, mortgage and Yankee bonds);
     . the S&P Bond indexes (which measure yield and price of corporate, municipal and U.S. Government bonds);
     .    the J.P. Morgan Global Government Bond Index;

     . Donoghue's Money Market averages of 7-day free and U.S. Fund Report (which annualized and Government money provides industry compounded yields of market funds);
     . historical investment Goldman Sachs, Lehman Stanley (including Donaldson Lufkin and data supplied by the Brothers, First Boston
          EAFE), Salomon Jenrette or other research departments of Corporation, Morgan Brothers, Merrill Lynch, providers of such data;

     .    the FT-Actuaries Europe and Pacific Index;
     . mutual fund performance Variable Annuity Institute, the Financial, and Value indexes published by Research & Data Service, Investment Company Line Mutual Fund Morningstar, Inc., the Investment Company Data, Inc., Media General Survey; and
     .    financial industry analytical surveys, such as Piper Universe.

     The composition of the investments in such indexes and the characteristics of such benchmark investments are not identical to, and in some cases are very different from, those of a Portfolio. These indexes and averages are generally unmanaged and the items included in the calculations of such indexes and averages may be different from those of the equations used by the Company to calculate a Portfolio's performance figures.

     The Portfolios may also from time to time include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of a Portfolio with other measures of investment return. For example, unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     The Company may from time to time summarize the substance of discussions contained in shareholder reports in advertisements and publish the Investment Adviser's views as to markets, the rationale for a Portfolio's investments, and discussions of the Portfolio's current asset allocation.

     From time to time, advertisements or information may include a discussion of certain attributes or benefits to be derived by an investment in a particular Portfolio. Such advertisements or information may include symbols, headlines or other material which highlight or summarize the information discussed in more detail in the communication.

     Such performance data will be based on historical results and will not be intended to indicate future performance. The total return or yield of a Portfolio will vary based on market conditions, expenses, investments, and other factors. The value of a Portfolio's shares will fluctuate and an investor's shares may be worth more or less than their original cost upon redemption. The Company may also, at its discretion, from time to time make a list of a Portfolio's holdings available to investors upon request.

TAXES

     Each Fund intends to qualify and to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). The "Distribution Requirement," in order to qualify for that treatment, is that each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income, consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions. The Company must also meet the following additional requirements: (1) The Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) The Fund must derive less than 30% of its gross income each taxable year from the sales or other disposition of securities, or any of the following, that were held for less than three months - options, futures, or forward contracts (other than those on foreign currencies), or foreign currencies (or options, futures, or forwards thereon) that are not directly related to the Fund's principal business of investing in securities (or options and futures with respect thereto) ("Short-Short Limitation"); (3) At the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RIC's, and other securities that, with respect to any one issuer, to not exceed 5% of the value of the Fund's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (4) At the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RIC's) of any one issuer.

     Each Fund will subject to a nondeductible 4% excise tax on amounts not distributed to shareholders on a timely basis. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

     Dividends and interest received by each Fund may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investment by foreign investors.

     Certain of the Funds may invest in the stock of "passive foreign investment companies" ("PFIC's"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) At least 75% of its gross income is passive; or (2) An average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund would be subject to Federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income would be included in the Fund's investment company taxable income, and accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligation, that Fund will be required to include income each year to its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss), even of they are not distributed to the Fund; those amounts would be subject to the Distribution Requirement. The ability of a Fund to make this election may be limited.

     The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by a Fund. Income from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, futures, and forward contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the disposition of options and futures contract (other than those on foreign currencies) will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition of foreign currencies, and options, futures, and forward contracts on foreign currencies, that are not directly related to a Fund's principal business of investing in securities (or options and futures with respect thereto) also will be subject to the Short-Short Limitation if they are held for less than three months.

     If a Fund satisfies certain requirements, any increase in value on a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether that Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Fund intends that, when it engages in hedging transactions, it will qualify for this treatment, but it is not clear whether this treatment will be available for all of the Fund's hedging transactions. To the extent this treatment is not available, a Fund may be forced to defer the closing out of certain options and futures contracts beyond the time when it otherwise would be advantageous to do so, in order for the Fund to qualify as a RIC.

     We have sought a ruling from the Internal Revenue Service to the effect that the payment of different amounts as dividends with respect to the Investor and Adviser shares by reason of differences in their respective distribution expenses does not result in the treatment of dividends or distributions of the Fund as "preferential dividends" under the Internal Revenue Code of 1986, as amended, and thus will not adversely affect the Fund's tax status as a regulated investment company. There can be no assurance that such a ruling will be obtained.

     The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of the Funds' activities. Potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any applicable state, local, or foreign taxes.



OTHER INFORMATION

LEGAL MATTERS Legal advice relating to certain matters under the federal and state securities laws applicable to the issue and sale of shares of the Portfolios has been provided by Sutherland, Asbill & Brennan, Washington, D.C.

INDEPENDENT ACCOUNTANTS  _________________, ______________________, serves as the Company's independent accountants. [language from accounting firm will be added with pre-effective amendment]

OTHER INFORMATION A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Company and the shares of the Portfolios discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the Prospectus or this Statement of Additional Information. Statements contained herein concerning the contents of certain other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Commission.



FINANCIAL STATEMENTS
[to be provided with pre-effective amendment]

                                     PART C

                               OTHER INFORMATION

PART C

OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

 (a)  Financial Statements

      All required financial statements are included in Parts A or B of this Registration Statement.

 (b)  Exhibits

      (1)   Articles of Incorporation of Transamerica Investors, Inc.

      (2)   Bylaws of Transamerica Investors, Inc.

      (3)   Not Applicable.

      (4)   Not Applicable.

      (5) (a) Investment Advisory Agreement between Transamerica Investors, Inc. and Transamerica Investment Services, Inc.(1)

            (b) Administrator Agreement between Transamerica Investment
                Services, Inc. and Transamerica Occidental Life Insurance Company.(1)

      (6) (a) Form of Underwriting Agreement between Transamerica Investors, Inc. and Transamerica Securities Sales Corporation ("TSSC").(1)

            (b) Form of Selling Agreement between TSSC and Transamerica
                Financial Resources, Inc.(1)

      (7)   Not Applicable.

      (8) Custodial Agreement between Transamerica Investors, Inc. and State Street Bank and Trust Company.(1)

      (9) Transfer Agency Agreement between Transamerica Investors, Inc. and Boston Financial Data Services.(1)

            [OTHER SREVICE CONTRACTS]

      (10)  Opinion and Consent of Counsel.(1)

      (11)  Auditor's Consent.(1)

      (12)  No financial statements are omitted from Item 23.

      (13)  Seed money agreement.(1)

      (14)  [MODEL PENSION PLANS -- UNDER CONSIDERATION]

      (15)  (a) Form of Plan of Distribution Pursuant to Rule 12b-1.(1)

            (b) Form of Distribution Agreement Pursuant to Rule 12b-1 between
                Transamerica Investors, Inc. and Transamerica Securities Sales Corporation.(1)

      (16)  Performance Data Calculations.(1)

      (17)  Power of Attorney.(1)

      (18)  (a) Form of Multi-Class Distribution Plan Pursuant to Rule 18f-3.(1)

            (b) Form of Multi-Class Distribution Agreement Pursuant to Rule
                18f-3 between Transamerica Investors, Inc. and Transamerica Securities Sales Corporation.(1)

(1)   To be filed by pre-effective amendment.



ITEM 25. PERSON CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

      The Registrant, Transamerica Investors, Inc., is controlled by Transamerica Occidental Life Insurance Company ("Transamerica Occidental"), a wholly-owned subsidiary of Transamerica Insurance Corporation of California, which, in turn is a wholly-owned subsidiary of Transamerica Corporation.

      The following chart indicates the persons controlled by or under common control with Transamerica Corporation:

                   TRANSAMERICA CORPORATION AND SUBSIDIARIES
                   -----------------------------------------
                    WITH STATE OR COUNTRY OF INCORPORATION
                    --------------------------------------

Transamerica Corporation
------------------------


ARC Reinsurance Corporation - Hawaii

*Coast Service Company - California

*Inter-America Corporation - California

*Mortgage Corporation of America - California

Pyramid Insurance Company, Ltd. - Hawaii
     Pacific Cable Ltd. - Bermuda
          TC Cable, Inc. (25% ownership) - Delaware

River Thames Insurance Company Ltd. (51% ownership) - United Kingdom

RTI Holdings, Inc. - Delaware

*TCS Inc. - Delaware

Trans International Entities Inc. - Delaware

Transamerica Airlines, Inc. - Delaware

Transamerica Asset Management Group, Inc. - Delaware

     Criterion Investment Management Company - Texas
          Criterion Rogge Global Advisers, Inc. (50% ownership) - Texas

*Transamerica Corporation (Oregon) - Oregon

(S)Transamerica Delaware, L.P. - Delaware

Transamerica Finance Group, Inc. - Delaware
     BWAC Twelve, Inc. - Delaware
          Transamerica Insurance Finance Corporation - Maryland
               Transamerica Insurance Finance Corporation, California -
                California
               Transamerica Insurance Finance Corporation, Canada -
                Canada
               Transamerica Insurance Finance Company (U.K.) - Maryland

     Transamerica Financial Services Finance Company - Delaware
          (TFG owns 100% of common stock; TFC owns 100% of preferred stock) Transamerica HomeFirst, Inc. - California
     Transamerica Finance Corporation - Delaware
          Arcadia General Insurance Company - Arizona
          Arcadia National Life Insurance Company - Arizona
          First Credit Corporation - Delaware
          *Pacific Agency, Inc. - Indiana
          Pacific Finance Loans - California
          Pacific Service Escrow Inc. - Delaware
          Transamerica Acceptance Corporation - Delaware
          Transamerica Credit Corporation - Nevada
          Transamerica Credit Corporation - Washington
          Transamerica Financial Consumer Discount Company - Pennsylvania Transamerica Financial Corporation - Nevada
          Transamerica Financial Professional Services, Inc. - California Transamerica Financial Services, Inc. - British Columbia Transamerica Financial Services - California
               NAB Services, Inc. - California
          Transamerica Financial Services - Wyoming
          Transamerica Financial Services Company - Ohio
          Transamerica Financial Services, Inc. - Alabama
          Transamerica Financial Services, Inc. - Arizona
          Transamerica Financial Services, Inc. - Kansas
          Transamerica Financial Services Inc. - Minnesota
          Transamerica Financial Services, Inc. - New Jersey
          Transamerica Financial Services, Inc. - Texas
          Transamerica Financial Services (Inc.) - Oklahoma
          Transamerica Financial Services of Dover, Inc. - Delaware Transamerica Insurance Administrators, Inc. - Delaware
          TELCO Holding Co., Inc. - Delaware
          Transamerica Commercial Finance Corporation, I - Delaware
               BWAC Credit Corporation - Delaware
               BWAC International Corporation - Delaware
               MRTO Holdings, Inc. - Delaware
               Transamerica Business Credit Corporation - Delaware Transamerica Inventory Finance Corporation - Delaware
                    Transamerica Commercial Finance Corporation - Delaware
                         TCF Asset Management Corporation - Colorado
               BWAC Seventeen, Inc. - Delaware
                    Transamerica Commercial Finance Corporation, Canada -
                     Canada
                         TCF Asset Management Corporation, Canada - Canada
                              Macey (North) Limited - Ontario
                         TCF Commercial Leasing Corporation, Canada - Ontario

                    Transamerica Commercial Finance Canada, Limited - Ontario
               Transamerica Insurance Administrators, Inc. - Delaware
                    Arcadia National Life Insurance Company - Arizona
               BWAC Twenty, Inc. - Delaware
                    Arcadia General Insurance Company - Arizona
               Transamerica Commercial Finance France S.A. - France
               BWAC Twenty-One, Inc. - Delaware
                    Transamerica Commercial Holdings Limited - United Kingdom
                         Transamerica Trailer Leasing Limited -
                           United Kingdom (51%)
                    Transamerica Commercial Finance Limited - United Kingdom
                Transamerica GmbH Inc. - Delaware
                    Transamerica Financieringsmattschappij B.V. - Netherlands *Transamerica Finanzierungs GmbH - Germany
               (BWAC Twenty-One, Inc./Transamerica GmbH Inc.)
                    Transamerica Finanzierungs GmbH - Germany
               Transamerica Rental Finance Corporation - Delaware
          TA Leasing Holding Co., Inc. - Delaware
               Transamerica Leasing Inc. - Delaware
                    Transamerica Leasing Holdings, Inc. - Delaware
                         Intermodal Equipment, Inc. - Delaware
                              Transamerica Leasing N.V. - Belgium
                              Transamerica Leasing Srl. - Italy
                         Transamerica Container Acquisition Corporation -
                          Delaware
                              Transamerica Container Acquisition II
                               Corporation - Delaware
                         Transamerica Distribution Services Inc. - Delaware Transamerica Leasing Coordination Center - Belgium Transamerica Leasing do Brasil S/C Ltda. - Brazil Transamerica Leasing GmbH - Germany
                         Transamerica Leasing (HK) Ltd. - Hong Kong
                         Transamerica Leasing Limited - United Kingdom
                              ICS Terminals (U.K.) Limited - United Kingdom
                         Transamerica Leasing Pty. Ltd. - Australia
                         Transamerica Leasing (Canada) Inc. - Canada
                         Transamerica Tank Container Leasing Pty. Limited -
                          Australia
                         Transamerica Trailer Holdings I Inc. - Delaware Transamerica Trailer Holdings II Inc. - Delaware Transamerica Trailer Holdings III - Delaware Transamerica Trailer Leasing AB - Sweden Transamerica Trailer Leasing (Belgium) N.V. -
                          Belgium
                         Transamerica Trailer Leasing (Netherlands) B.V. -

                          Netherlands
                         Transamerica Trailer Leasing A/S - Denmark
                         Transamerica Trailer Leasing GmbH - Germany
                         Transamerica Trailer Leasing S.A. - France
                         Transamerica Trailer Leasing S.p.A. - Italy
                         Transamerica Trailer Spain, S.A. - Spain
                         Transamerica Transport Inc. - New Jersey

*Transamerica Homes, Inc. - Delaware

Transamerica Information Management Services, Inc. - Delaware

Transamerica Insurance Corporation of California - California
     Arbor Life Insurance Company - Arizona
     Plaza Insurance Sales, Inc. - California
     *Transamerica Advisors, Inc. - California
     Transamerica Annuity Service Corporation - New Mexico
     Transamerica Financial Resources, Inc. - Delaware
          Financial Resources Insurance Agency of Texas, Inc. - Texas
          TBK Insurance Agency of Ohio - Ohio
          Transamerica Financial Resources Insurance Agency of Alabama, Inc. -
           Alabama
          Transamerica Financial Resources Insurance Agency of Massachusetts,
           Inc. - Massachusetts
     Transamerica Securities Sales Corporation - Maryland
     Transamerica International Insurance Services, Inc. - Delaware
          Home Loans & Finance Limited - United Kingdom
     Transamerica Occidental Life Insurance Company - California
          First Transamerica Life Insurance Company - New York
          *NEF Investment Company - Delaware
          Transamerica Life Insurance and Annuity Company - California
               Transamerica Assurance Company - Colorado
               Transamerica Occidental Life Insurance Company of Illinois
               - Illinois
          Transamerica Life Insurance Company of Canada - Canada
          USA Administration Services, Inc. - Kansas
     Transamerica Products, Inc. - California
          Transamerica Leasing Ventures, Inc. - California
          Transamerica Products I, Inc. - California
          Transamerica Products II, Inc. - California
          Transamerica Products IV, Inc. - California
     Transamerica Service Company - Delaware

Transamerica International Holdings, Inc. - Delaware
     TC Cable, Inc. (75% ownership)

*Transamerica International Limited - Canada

Transamerica Investment Services, Inc. - Delaware

*Transamerica Land Capital, Inc. - California
     *Bankers Mortgage Company of California - California

Transamerica Overseas Finance Corporation N.V. - Netherlands Antilles

 .Transamerica Real Estate Tax Service
     Transamerica Flood Hazard Certification - New Jersey

Transamerica Realty Services, Inc. - Delaware
     *The Gilwell Company - California
     Pyramid Investment Corporation - Delaware
     Transamerica Minerals Company - California
     Transamerica Oakmont Corporation - California
     Transamerica Properties, Inc. - Delaware
     Transamerica Real Estate Management Co. - California
     Transamerica Retirement Management Corporation - Delaware
     Ventana Inn, Inc. - California

*Transamerica Systems Corporation - Delaware

Transamerica Telecommunications Corporation - Delaware


                 *Designates INACTIVE COMPANIES
                 .A Division of Transamerica Corporation
                 (S)Limited Partner; Transamerica Corporation is General Partner



ITEM 26. NUMBERS OF HOLDERS OF SECURITIES.

     Title of Class         Number of Record Holders
     --------------         ------------------------
     None

ITEM 27.  INDEMNIFICATION

     Transamerica Investors' Bylaws provide in Article VIII as follows:

     Section 1. OFFICERS, DIRECTORS, EMPLOYEES, AGENTS AND OTHERS. The Corporation shall indemnify its Officers, Directors, employees and agents and any person who serves at the request of the Corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise as follows:

     (a) Every person who is or has been a Director, Officer, employee or agent of the Corporation and persons who serve at the Corporation's request as Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise shall be indemnified by the Corporation to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Director, Officer, employee or agent of the Corporation or of another employee or agent of the Corporation or of another corporation, partnership, joint venture, trust or other enterprise at the request of the Corporation and against amounts paid or incurred by him or her in the settlement thereof.

     (b) The words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, legislative, investigative or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (c) No indemnification shall be provided hereunder to a Director, Officer, employee or agent against any liability to the Corporation or its shareholders by reason of willful misfeasance, active and deliberate dishonesty, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     (d) The rights of indemnification herein provided may be insured against by policies maintained by the Corporation, shall be severable, shall not affect any other rights to which any Director, Officer, employee or agent may now or hereafter be entitled, shall continue as to a person who has ceased to be such Director, Officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

     (e) In the absence of a final decision on the merits by a court or other body before which such proceeding was brought, an indemnification payment will not be made, except as provided in paragraph (f) of this Section 1, unless in the absence of such a decision, a reasonable determination based upon a factual review has been made: (1) by a majority vote of a quorum of non-party Directors who are not "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act of 1940; (2) by independent legal counsel approved by the Board of Directors in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence or reckless disregard of duties; or (3) by the shareholders.

     (f) The Corporation further undertakes that advancement of expenses incurred in the defense of a proceeding by an Officer, Director, or controlling person of the Corporation in advance of the final disposition of the proceeding (upon receipt by the Corporation of: (a) a written affirmation by the Officer, Director, or controlling person of the Corporation of that person's good faith belief that the standard of conduct necessary for indemnification by the Corporation as authorized in the Maryland General Corporation Law has been met; and (b) a written undertaking by or on behalf of such person to repay the amount if it shall ultimately be determined that the standard of conduct as stated above has not been met) will not be made absent the fulfillment of at least one of the following conditions: (1) the Corporation is insured against losses arising by reason of any lawful advances; or (2) a majority of a quorum of disinterested, non-party Directors or independent legal counsel in a written opinion makes a factual determination that there is a reason to believe the indemnitee will be entitled to indemnification.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling person of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by the director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     The directors and officers of Transamerica Investors, Inc. are covered under a Directors and Officers liability program which includes direct coverage to directors and officers (Coverage A) and corporate reimbursement (Coverage B) to reimburse the Company for indemnification of its directors and officers. Such directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers. In general, the term "loss" means any amount which the insureds are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement or omission caused, committed or attempted by a director or officer while acting individually or collectively in their capacity as such, claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $___,000,000 for Coverage A and $___,000,000 for Coverage B for the period__ /__/95 to ___/__/96. Coverage B is subject to a self insured retention of $___,000,000. The primary policy under the program is with____.

[above fill-ins to be filed by pre-effective amendment]



ITEM 28. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER:

Transamerica Investment Services, Inc. (the "Investment Adviser") is a registered investment adviser. Transamerica Investment Services, Inc. is a direct wholly-owned subsidiary of Transamerica Corporation.

As of March 15, 1995, the Investment Adviser served as investment adviser for one investment company: Transamerica Income Shares.

Information as to the officers and directors of the Investment Adviser is included in its Form ADV last filed on March 25, 1994 with the Securities and Exchange Commission (registration number 801-7740) and is incorporated herein by reference.


ITEM 29. PRINCIPAL UNDERWRITER

     (a) Transamerica Securities Sales Corporation ("TSSC") serves as the principal underwriter of shares of the Funds.

     (b) TSSC is the principal underwriter for the Registrant. Transamerica Financial Resources, Inc. ("TFR") will also distribute shares of the funds. Set forth below is a list of the directors and officers of TSSC and TFR and their positions with the Registrant.

NAME AND PRINCIPAL  POSITIONS AND OFFICE     POSITIONS
BUSINESS ADDRESS*   WITH TSSC                WITH REGISTRANT
-----------------   --------------------     ---------------
Barbara A. Kelley   President and Director   None
Regina M. Fink      Secretary and Director   None
Benjamin Tang       Treasurer                None

Nooruddin Veerjee      Director                 President & CEO
Arlene Falk Withers    Director                 None
Jim B. Roszak          Director                 None
Dan S. Trivers         Senior Vice President    None
Grace F. Carpenter     Vice President           None
Nicki Bair             Vice President           CAO &  CFO
Christopher W. Shaw    Second Vice President    None

*The principal business address for each officer and director is 1150 South Olive, Los Angeles, CA 90015.



NAME AND PRINCIPAL   POSITIONS AND OFFICES     POSITIONS
BUSINESS ADDRESS*    WITH TFR                WITH REGISTRANT
------------------   -----------------       ---------------
Barbara A. Kelley    President and Director  None
Regina M. Fink       Secretary               None
Benjamin Tang        Treasurer               None
Gilbert Cronin       Director                None
James W. Dederer     Director                None
James B. Roszak      Director                None
Ronald F. Wagley     Director                None

*The principal business address for each officer and director is 1150 South Olive, Los Angeles, CA 90015.




ITEM 30. LOCATION AND ACCOUNTS AND RECORDS

     All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained at the offices of:

     Registrant, located at 1150 South Olive, Los Angeles, California 90015-2211; State Street Bank and Trust Company, Registrant's custodian, located at 225 Franklin Street, Boston, Massachusetts 02110; and Boston Financial Data Services, Inc., a subsidiary of State Street, located at 2 Heritage Drive, Quincy, Massachusetts 02171.

ITEM  31. MANAGEMENT SERVICES

      All management contracts are discussed in Parts A or B.


ITEMS 32. UNDERTAKINGS

       (a)  Not Applicable.

       (b) Registrant undertakes that it will file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of this registration statement .

       (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its most recent annual report to shareholders, upon request and without charge.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Transamerica Investors, Inc. certifies that this Registration Statement has duly caused this Registration Statement to be signed on its behalf by the undersigned in the City of Los Angeles, State of California on this 27 day of March, 1995.
                   --


                              TRANSAMERICA INVESTORS, INC.


                              By:   /s/ Nooruddin Veerjee
                                    -------------------------------------------
                                    Nooruddin Veerjee
                                    President and Chief Executive Officer


     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signatures                  Titles                             Date
----------                  ------                             ----

  /s/ Nicki Bair            Chief Financial Officer            March 27 , 1995
-----------------------                                             ----
Nicki Bair

  /s/ Nicki Bair            Chief Accounting Officer           March 27 , 1995
-----------------------                                             ----
Nicki Bair

  /s/ Nicki Bair            Director                           March 27 , 1995
-----------------------                                             ----
Nicki Bair

  /s/ Reid Evers            Director                           March 27 , 1995
-----------------------                                             ----
Reid Evers

  /s/ Christopher Shaw      Director                           March 27 , 1995
-----------------------                                             ----
Christopher Shaw

  /s/ Nooruddin Veerjee     Director                           March 27 , 1995
-----------------------                                             ----
Nooruddin Veerjee

  /s/ Monica Weekes         Director                           March 27 , 1995
-----------------------                                             ----
Monica Weekes

                                 EXHIBIT INDEX
                                 -------------

Exhibit        Description                                                    Page

 No.           of Exhibit                                                      No.
-----          -----------                                                    ----
(1)            Articles of Incorporation of Transamerica Investors, Inc.......

(2)            Bylaws of Transamerica Investors, Inc..........................


____________________

* Page numbers included only in manually executed original, in compliance with Rule 403(d).